                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21108

                         Pioneer Series Trust X
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

		Pioneer Multi-Asset Ultrashort Income Fund
		Schedule of Investments 6/30/17 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		ASSET BACKED SECURITIES - 31.5%
4,049,969	1.39	321 Henderson Receivables I LLC, Floating Rate Note, 11/15/40 (144A)	$3,852,186
3,613,393	1.36	321 Henderson Receivables I LLC, Floating Rate Note, 12/15/41 (144A)	3,523,754
763,364	1.36	321 Henderson Receivables I LLC, Floating Rate Note, 3/15/41 (144A)	743,221
1,594,123	1.36	321 Henderson Receivables I LLC, Floating Rate Note, 6/15/41 (144A)	1,553,591
523,876	1.51	321 Henderson Receivables I LLC, Floating Rate Note, 9/15/45 (144A)	509,022
2,151,570	1.36	321 Henderson Receivables II LLC, Floating Rate Note, 9/15/41 (144A)	2,030,566
525,800	1.97	ABFC 2005-HE2 Trust, Floating Rate Note, 6/25/35	527,216
95,681	1.84	ABFC 2005-WF1 Trust, Floating Rate Note, 12/25/34	95,655
2,120,677	1.89	ABFC 2005-WMC1 Trust, Floating Rate Note, 6/25/35	2,116,455
1,787,755	1.42	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP2, Floating Rate Note, 3/25/36	1,780,583
326,474	1.69	Aegis Asset Backed Securities Trust 2005-3, Floating Rate Note, 8/25/35	325,621
2,481,628	2.12	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34	2,436,143
92,795	2.32	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34	92,885
544,216	2.32	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-4, Floating Rate Note, 10/25/34	546,757
84,427	1.59	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35	84,326
300,000		Ally Auto Receivables Trust 2014-2, 2.99%, 6/15/21	304,066
4,600,000	1.56	Ally Master Owner Trust, Floating Rate Note, 2/15/21	4,609,763
7,000,000	N/A	Ally Master Owner Trust, Floating Rate Note, 6/15/21	6,999,999
442,628		Alterna Funding I LLC, 1.639%, 2/15/21 (144A)	438,202
1,385,293		Alterna Funding II LLC, 3.2%, 2/15/24 (144A)	1,376,635
1,300,000		American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)	1,301,189
3,400,000		American Credit Acceptance Receivables Trust 2014-2, 4.96%, 5/10/21 (144A)	3,410,027
99,395		American Credit Acceptance Receivables Trust 2015-3, 1.95%, 9/12/19 (144A)	99,398
204,650		American Credit Acceptance Receivables Trust 2016-1A, 2.37%, 5/12/20 (144A)	204,702
7,500,000		American Credit Acceptance Receivables Trust 2016-4, 2.11%, 2/12/21 (144A)	7,493,421
4,100,000		American Credit Acceptance Receivables Trust 2017-1, 2.39%, 2/16/21 (144A)	4,100,446
6,860,000		American Credit Acceptance Receivables Trust 2017-2, 1.84%, 7/13/20 (144A)	6,856,595
3,300,000	1.45	American Express Credit Account Master Trust, Floating Rate Note, 5/15/20	3,302,151
2,770,000	1.58	American Express Credit Account Master Trust, Floating Rate Note, 5/17/21	2,781,287
235,000	2.42	American Express Credit Account Master Trust, Floating Rate Note, 9/15/20	236,784
475,000	1.23	American Express Credit Account Secured Note Trust 2012-4, Floating Rate Note, 5/15/20	475,282
2,100,000	1.96	American Express Credit Account Secured Note Trust 2012-4, Floating Rate Note, 5/15/20 (144A)	2,102,499
288,552	1.84	AmeriCredit Automobile Receivables 2015-4, Floating Rate Note, 4/8/19	288,653
1,159,232	1.84	AmeriCredit Automobile Receivables 2016-1, Floating Rate Note, 6/10/19	1,160,043
1,075,072	1.65	AmeriCredit Automobile Receivables Trust 2016-3, Floating Rate Note, 11/8/19	1,076,666
2,700,000	1.51	AmeriCredit Automobile Receivables Trust 2017-1, Floating Rate Note, 5/18/20	2,700,513
3,000,000	1.46	AmeriCredit Automobile Receivables Trust 2017-2, Floating Rate Note, 9/18/20	3,000,153
1,034,613	1.71	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R5, Floating Rate Note, 7/25/35	1,033,457
216,864	1.35	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs Series 2005-R11, Floating Rate Note, 1/25/36	215,928
8,866	4.97	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 03-AR3, Floating Rate Note, 6/25/33	8,865
56,431	1.89	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R1, Floating Rate Note, 3/25/35	56,418
128,615	2.25	Amortizing Residential Collateral Trust 2002-BC5, Floating Rate Note, 7/25/32	127,361
284,481	1.36	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W3, Floating Rate Note, 11/25/35	281,470
3,400,000		ARI Fleet Lease Trust 2017-A, 1.91%, 4/15/26 (144A)	3,397,340
410,000		Ascentium Equipment Receivables 2015-1 LLC, 5.92%, 6/12/23 (144A)	419,027
2,740,154		Ascentium Equipment Receivables 2016-2 Trust, 1.46%, 4/10/19 (144A)	2,737,598
3,500,000		Ascentium Equipment Receivables 2017-1 Trust, 1.87%, 7/10/19 (144A)	3,499,969
495,096	1.42	Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36	491,189
1,274,330	2.16	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE4, Floating Rate Note, 5/25/35	1,253,026
1,055,963	1.65	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE8, Floating Rate Note, 11/25/35	1,053,617
157,151	1.98	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2005-HE6, Floating Rate Note, 7/25/35	157,155
66,130	1.91	Asset-Backed Pass-Through Certificates Series 2004-R2, Floating Rate Note, 4/25/34	66,006
608,095	1.84	Asset-Backed Pass-Through Certificates Series 2004-R2, Floating Rate Note, 4/25/34	606,225
3,950,010		AXIS Equipment Finance Receivables IV LLC, 2.21%, 11/20/21 (144A)	3,933,636
7,250,000	1.45	BA Credit Card Trust, Floating Rate Note, 1/15/20	7,252,410
7,020,000	1.38	BA Credit Card Trust, Floating Rate Note, 10/15/21	7,057,462
27,794		Bayview Financial Acquisition Trust, 6.205%, 5/28/37 (Step)	28,880
120,749	2.02	Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44	120,801
121,412	2.05	Bayview Financial Acquisition Trust, Floating Rate Note, 8/28/44	121,395
868,514	1.79	Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44	866,691
82,593		BCC Funding Corp X, 2.224%, 10/20/20 (144A)	82,508
263,113		BCC Funding VIII LLC, 1.794%, 6/22/20 (144A)	263,113
1,231,403	1.97	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	1,231,402
190,414	1.70	Bear Stearns Asset Backed Securities I Trust 2005-HE12, Floating Rate Note, 12/25/35	190,256
1,634,227	1.68	Bear Stearns Asset Backed Securities I Trust 2005-TC1, Floating Rate Note, 5/25/35	1,630,657
2,617,716	1.62	Bear Stearns Asset Backed Securities I Trust 2006-EC2, Floating Rate Note, 2/25/36	2,611,326
209,282	2.42	Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34	209,598
188,557	1.79	Bear Stearns Asset Backed Securities Trust 2004-SD3, Floating Rate Note, 9/25/34	188,470
12,937	2.02	Bear Stearns Asset Backed Securities Trust 2005-SD1, Floating Rate Note, 8/25/43	12,941
391,659	1.69	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	390,715
402,725	1.62	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	401,646
877,281	1.59	Bear Stearns Asset Backed Securities Trust 2006-SD1, Floating Rate Note, 4/25/36	857,272
2,033,339	1.60	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36	2,000,314
327,251	1.71	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36	322,352
345,541	2.22	Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)	346,159
2,700,000	2.01	Cabela's Credit Card Master Note Trust, Floating Rate Note, 6/15/22	2,727,490
2,200,000	1.44	Cabela's Credit Card Master Note Trust, Floating Rate Note, 7/15/22	2,207,480
1,381,992		California Republic Auto Receivables Trust 2016-2, 1.34%, 3/15/19	1,381,578
1,050,000		California Republic Auto Receivables Trust 2016-2, 1.56%, 7/15/20	1,048,892
2,100,000		California Republic Auto Receivables Trust 2017-1, 1.55%, 11/15/19	2,099,478
4,261,877		CAM Mortgage Trust 2016-2, 3.25%, 6/15/57 (Step) (144A)	4,267,170
449,846	1.91	Capital Auto Receivables Asset Trust 2016-1, Floating Rate Note, 11/20/18	450,107
6,600,000	1.61	Capital One Multi-Asset Execution Trust, Floating Rate Note, 2/15/22	6,638,827
550,000		CarMax Auto Owner Trust 2015-2, 2.39%, 3/15/21	553,439
142,907	1.61	CarMax Auto Owner Trust 2015-3, Floating Rate Note, 11/15/18	142,925
330,576	1.76	CarMax Auto Owner Trust 2015-4, Floating Rate Note, 4/15/19	330,714
653,097	1.69	CarMax Auto Owner Trust 2016-1, Floating Rate Note, 4/15/19	653,727
1,958,301	1.40	Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 12/26/35	1,944,201
709,413		Cazenovia Creek Funding I LLC, 2.0%, 12/10/23 (144A)	704,979
432,630		Cazenovia Creek Funding I LLC, 2.773%, 12/10/23 (144A)	427,763
682,760		CCG Receivables Trust 2014-1, 1.06%, 11/15/21 (144A)	682,484
1,696,550		CCG Receivables Trust 2016-1, 1.69%, 9/14/22 (144A)	1,694,684
4,200,000		CCG Receivables Trust 2017-1, 1.35%, 6/14/18 (144A)	4,200,048
4,645,256	2.42	Cent CLO, Floating Rate Note, 8/1/24 (144A)	4,641,561
261,594	3.65	Centex Home Equity Loan Trust 2003-A, Floating Rate Note, 3/25/33	261,111
2,510,000		Chase Issuance Trust, 1.26%, 7/15/19	2,509,858
12,000,000		Chase Issuance Trust, 1.38%, 11/15/19	12,000,978
2,700,000	1.46	Chase Issuance Trust, Floating Rate Note, 1/18/22	2,708,911
200,000	1.42	Chase Issuance Trust, Floating Rate Note, 12/16/19	200,215
4,500,000	1.56	Chase Issuance Trust, Floating Rate Note, 3/15/24	4,513,615
2,420,000	1.44	Chase Issuance Trust, Floating Rate Note, 4/15/20	2,423,474
7,740,000	1.57	Chase Issuance Trust, Floating Rate Note, 5/17/21	7,781,616
2,129,284	2.31	Chesapeake Funding II LLC, Floating Rate Note, 3/15/28 (144A)	2,145,676
2,502,341	2.16	Chesapeake Funding II LLC, Floating Rate Note, 6/15/28 (144A)	2,513,387
6,570,000	1.49	Chesapeake Funding II LLC, Floating Rate Note, 7/15/29 (144A)	6,566,268
4,700,000	1.46	Citibank Credit Card Issuance Trust, Floating Rate Note, 1/19/21	4,709,850
7,984,000	2.37	Citibank Credit Card Issuance Trust, Floating Rate Note, 1/23/20	8,033,900
4,500,000	1.24	Citibank Credit Card Issuance Trust, Floating Rate Note, 4/7/22	4,504,946
4,050,000	2.59	Citibank Credit Card Issuance Trust, Floating Rate Note, 5/20/20	4,097,834
2,980,000	1.50	Citibank Credit Card Issuance Trust, Floating Rate Note, 5/26/20	2,985,349
2,580,000	1.64	Citibank Credit Card Issuance Trust, Floating Rate Note, 7/24/20	2,589,387
4,771,000	1.55	Citibank Credit Card Issuance Trust, Floating Rate Note, 9/10/20	4,788,849
1,198,292		Citicorp Residential Mortgage Trust Series 2006-1, 5.42015%, 7/25/36 (Step)	1,205,822
78,037	1.42	Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/27/45 (144A)	77,990
576,185	1.89	Citigroup Mortgage Loan Trust Series 2005-OPT3 Asset Backed Pass-Through Certifi, Floating Rate Note, 5/25/35	575,867
173,136	2.24	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34	173,776
894,847	1.97	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)	893,247
5,800,000	1.44	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 8/25/36	5,624,599
317,444		CNH Equipment Trust 2013-B, 0.99%, 11/15/18	317,523
2,000,000	3.31	Colony American Homes 2014-1 REMICS, Floating Rate Note, 5/17/31 (144A)	2,008,312
3,900,000	2.84	Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)	3,932,641
1,630,078	4.36	Colony American Homes 2014-2 REMICS, Floating Rate Note, 7/17/31 (144A)	1,641,811
1,711,582	3.06	Colony American Homes 2014-2, Floating Rate Note, 7/19/31 (144A)	1,719,113
1,150,000	3.64	Colony Starwood Homes 2016-1 Trust, Floating Rate Note, 7/17/33 (144A)	1,187,361
758,266	2.67	Commonbond Student Loan Trust 2016-B, Floating Rate Note, 10/25/40 (144A)	767,481
3,100,000	2.89	Commonbond Student Loan Trust 2017-A-GS, Floating Rate Note, 5/25/41 (144A)	3,100,039
2,629,542		Conn Funding II LP, 2.73%, 5/15/20 (144A)	2,633,062
1,800,000		Conn Funding II LP, 5.11%, 5/15/20 (144A)	1,806,975
1,162,763		Conn's Receivables Funding 2016-B LLC, 3.73%, 10/15/18 (144A)	1,164,614
314,224	3.66	Conseco Finance Home Equity Loan Trust 2002-B, Floating Rate Note, 6/15/32	306,355
154,965	2.49	Conseco Finance Home Equity Loan Trust 2002-C, Floating Rate Note, 4/15/32	154,377
378,384	2.27	Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/35	378,280
1,656,429	2.12	Countrywide Asset-Backed Certificates, Floating Rate Note, 3/25/35	1,641,614
1,705,037	2.00	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/36	1,705,310
143,934	1.90	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	140,870
30,772	2.12	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	30,065
574,708	1.48	Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/36	569,444
144,090		CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)	144,009
71,498		CPS Auto Receivables Trust 2014-C, 1.31%, 2/15/19 (144A)	71,487
1,915,000		CPS Auto Receivables Trust 2015-A, 4.0%, 2/16/21 (144A)	1,953,765
432,506		CPS Auto Receivables Trust 2015-B, 1.65%, 11/15/19 (144A)	432,697
894,944		CPS Auto Receivables Trust 2016-A, 2.25%, 10/15/19 (144A)	896,789
400,000		CPS Auto Receivables Trust 2016-C, 2.48%, 9/15/20 (144A)	401,266
1,599,610		CPS Auto Trust, 1.5%, 6/15/20 (144A)	1,596,470
1,704,269		CPS Auto Trust, 1.68%, 8/17/20 (144A)	1,702,169
1,312,302	1.87	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 2/25/32	1,299,433
1,000,419	1.49	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/27/36 (144A)	995,896
185,612	1.33	Credit-Based Asset Servicing & Securitization LLC, Floating Rate Note, 10/25/36	184,826
190,252	1.88	Credit-Based Asset Servicing & Securitization LLC, Floating Rate Note, 7/25/34	190,474
25,878	2.22	CWABS Asset-Backed Certificates Trust 2004-10, Floating Rate Note, 1/25/35	25,889
6,060,000	2.34	CWABS Asset-Backed Certificates Trust 2004-10, Floating Rate Note, 12/25/34	6,124,914
2,796,832	2.27	CWABS Asset-Backed Certificates Trust 2004-7, Floating Rate Note, 12/25/34	2,806,288
4,735,309	1.45	CWABS Asset-Backed Certificates Trust 2005-14, Floating Rate Note, 4/25/36	4,721,316
1,300,000		Dell Equipment Finance Trust 2017-1, 1.86%, 6/24/19 (144A)	1,300,109
250		Delta Funding Home Equity Loan Trust 1997-2, 7.04%, 6/25/27	246
5,915,000	1.51	Discover Card Execution Note Trust, Floating Rate Note, 8/17/20	5,926,238
2,716,526	2.92	DRB Prime Student Loan Trust 2015-D, Floating Rate Note, 1/25/40 (144A)	2,769,629
2,337,929	3.02	DRB Prime Student Loan Trust 2016-B, Floating Rate Note, 6/25/40 (144A)	2,385,601
5,562,423	2.07	DRB Prime Student Loan Trust 2017-A, Floating Rate Note, 5/27/42 (144A)	5,553,109
454,443		Drive Auto Receivables Trust 2015-D, 2.59%, 12/16/19 (144A)	454,772
1,231,106		Drive Auto Receivables Trust 2016-C, 1.41%, 1/15/19 (144A)	1,230,953
3,750,000		Drive Auto Receivables Trust 2017-1, 2.36%, 3/15/21	3,748,037
3,500,000	1.43	Drive Auto Receivables Trust 2017-1, Floating Rate Note, 5/15/19	3,499,926
2,048,686		Drive Auto Receivables Trust 2017-A, 1.48%, 3/15/19 (144A)	2,048,204
2,000,000		Drive Auto Receivables Trust 2017-B, 2.2%, 5/15/20 (144A)	2,000,812
1,799,454	4.01	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)	1,810,019
4,400,000		Drug Royalty III LP Series 2017-1A Class A1, 4/15/27	4,399,858
347,562		DT Auto Owner Trust 2016-2, 1.73%, 8/15/19 (144A)	347,572
4,500,000		DT Auto Owner Trust 2017-1, 2.26%, 2/15/21 (144A)	4,494,304
2,316,798		DT Auto Owner Trust 2017-2, 1.72%, 5/15/20 (144A)	2,316,845
1,700,000		DT Auto Owner Trust 2017-2, 2.44%, 2/15/21 (144A)	1,700,648
2,136,150	3.07	Earnest Student Loan Program 2016-C LLC, Floating Rate Note, 10/27/36 (144A)	2,193,266
1,806,915	2.62	Earnest Student Loan Program 2016-D LLC, Floating Rate Note, 1/25/41 (144A)	1,836,519
7,000,000	1.99	Earnest Student Loan Program 2017-A LLC, Floating Rate Note, 1/25/41 (144A)	6,999,980
645,041		Engs Commercial Finance Trust 2015-1, 2.31%, 10/22/21 (144A)	643,448
5,693,844		Engs Commercial Finance Trust 2016-1, 2.63%, 2/22/22 (144A)	5,685,384
1,159,451		Enterprise Fleet Financing LLC, 1.59%, 2/22/21 (144A)	1,159,497
1,870,450		Enterprise Fleet Financing LLC, 1.74%, 2/22/22 (144A)	1,868,550
3,550,000	1.49	Evergreen Credit Card Trust Series 2016-3, Floating Rate Note, 11/16/20 (144A)	3,562,702
197,494		Exeter Automobile Receivables Trust 2015-2, 1.54%, 11/15/19 (144A)	197,418
2,837,179		Exeter Automobile Receivables Trust 2017-1, 1.96%, 3/15/21 (144A)	2,831,975
8,725,910		Exeter Automobile Receivables Trust 2017-2, 2.11%, 6/15/21 (144A)	8,721,334
5,223,120	1.74	FBR Securitization Trust, Floating Rate Note, 10/25/35	5,196,027
233,778	1.96	FBR Securitization Trust, Floating Rate Note, 11/25/35	233,443
1,162,014	1.74	FFMLT Trust 2005-FF2, Floating Rate Note, 3/25/35	1,161,800
19,482	2.94	Fieldstone Mortgage Investment Trust Series 2004-5, Floating Rate Note, 2/25/35	19,474
5,394,225	1.46	Fieldstone Mortgage Investment Trust Series 2005-3, Floating Rate Note, 2/25/36	5,312,438
92,090	2.52	First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32	91,572
109,648	2.07	First Franklin Mortgage Loan Trust 2004-FF4, Floating Rate Note, 6/25/34	108,742
442,169	2.04	First Franklin Mortgage Loan Trust 2004-FF8, Floating Rate Note, 10/25/34	443,220
809,796	1.83	First Franklin Mortgage Loan Trust 2005-FFH2, Floating Rate Note, 4/25/35 (144A)	810,020
4,666	1.79	First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	4,666
2,602,756	1.44	First Franklin Mortgage Loan Trust 2006-FF1, Floating Rate Note, 1/25/36	2,593,671
259,166	1.46	First Franklin Mortgage Loan Trust 2006-FF1, Floating Rate Note, 1/25/36	258,935
479,495	1.48	First Franklin Mortgage Loan Trust Series 2005-FF12, Floating Rate Note, 11/25/36	479,075
1,494,484		First Investors Auto Owner Trust 2017-1, 1.69%, 4/15/21 (144A)	1,492,916
4,400,000	1.76	First National Master Note Trust 2015-1, Floating Rate Note, 9/15/20	4,405,464
2,200,000	1.39	First National Master Note Trust 2017-1, Floating Rate Note, 4/18/22	2,201,917
1,573,133	1.94	First NLC Trust 2005-2, Floating Rate Note, 9/25/35	1,566,325
1,950,000		Flagship Credit Auto Trust 2013-1, 5.38%, 7/15/20 (144A)	1,953,184
2,923,541		Flagship Credit Auto Trust 2015-2, 1.98%, 10/15/20 (144A)	2,927,778
1,318,585		Flagship Credit Auto Trust 2015-3, 2.38%, 10/15/20 (144A)	1,320,181
700,262		Flagship Credit Auto Trust 2016-3, 1.61%, 12/15/19 (144A)	699,922
3,127,575		Flagship Credit Auto Trust 2017-1, 1.93%, 12/15/21 (144A)	3,128,699
8,250,000		Flagship Credit Auto Trust 2017-2, 1.85%, 7/15/21 (144A)	8,251,615
930,640		FNA 2015-1 Trust, 3.24%, 12/10/23 (144A)	925,872
311,485	1.56	Ford Credit Auto Owner Trust 2016-A, Floating Rate Note, 12/15/18	311,632
1,295,427	1.47	Ford Credit Auto Owner Trust 2016-B, Floating Rate Note, 3/15/19	1,296,263
3,700,000	1.28	Ford Credit Auto Owner Trust 2017-A, Floating Rate Note, 12/15/19	3,699,999
7,500,000	1.13	Ford Credit Auto Owner Trust 2017-B, Floating Rate Note, 5/15/20	7,500,061
4,900,000	1.62	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 11/15/21	4,913,299
4,000,000	2.06	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 2/15/21	4,038,673
3,500,000	1.78	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 7/15/21	3,524,882
6,165,135		Foursight Capital Automobile Receivables Trust 2016-1, 2.87%, 10/15/21 (144A)	6,196,177
7,852,816		Foursight Capital Automobile Receivables Trust 2017-1, 2.37%, 4/15/22 (144A)	7,843,366
467,573	1.74	Fremont Home Loan Trust 2005-2, Floating Rate Note, 6/25/35	467,374
9,070,815	1.45	Fremont Home Loan Trust 2005-E, Floating Rate Note, 1/25/36	8,944,147
591,940		GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)	593,060
1,794,389		GCAT 2015-2, 3.75%, 7/25/20 (Step) (144A)	1,798,157
6,117,940		GCAT 2017-1 LLC, 3.375%, 3/25/47 (Step) (144A)	6,104,768
4,000,000		GCAT 2017-4 LLC, 3.2282%, 5/25/22 (Step) (144A)	3,991,825
6,819,558	1.44	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2, Floating Rate Note, 12/25/35	6,761,821
121,033		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)	119,520
981,026		GLS Auto Receivables Trust 2016-1, 2.73%, 10/15/20 (144A)	981,030
8,600,000		GLS Auto Receivables Trust 2017-1, 2.67%, 4/15/21 (144A)	8,594,194
157,055	1.79	GM Financial Automobile Leasing Trust 2015-3, Floating Rate Note, 6/20/18	157,114
2,600,000	1.29	GM Financial Consumer Automobile 2017-1, Floating Rate Note, 3/16/20 (144A)	2,600,090
451,852	4.54	GMACM Home Equity Loan Trust 2002-HE4, Floating Rate Note, 10/25/32	450,155
1,392,134		GMAT 2013-1 Trust, 6.9669%, 8/25/53 (Step)	1,394,204
2,353,448		GMAT 2015-1 Trust, 4.25%, 9/25/20 (Step) (144A)	2,352,108
4,700,000	1.73	GMF Floorplan Owner Revolving Trust, Floating Rate Note, 1/18/22 (144A)	4,717,572
8,725,000	1.66	GMF Floorplan Owner Revolving Trust, Floating Rate Note, 5/15/20 (144A)	8,747,716
2,100,000	2.01	GMF Floorplan Owner Revolving Trust, Floating Rate Note, 5/17/21 (144A)	2,118,690
96,181		GO Financial Auto Securitization Trust 2015-2, 3.27%, 11/15/18 (144A)	96,195
4,000,000	1.76	Golden Credit Card Trust, Floating Rate Note, 1/15/20 (144A)	4,007,885
150,000	1.43	Golden Credit Card Trust, Floating Rate Note, 2/15/20 (144A)	150,252
590,000	1.61	Golden Credit Card Trust, Floating Rate Note, 3/15/21 (144A)	591,561
5,000,000		Green Tree Agency Advance Funding Trust I, 3.1216%, 10/15/48 (144A)	4,969,150
1,071,347	1.92	Green Tree Mortgage Loan Trust 2005-HE1, Floating Rate Note, 12/25/32 (144A)	1,069,789
296,638	1.68	GSAA Home Equity Trust 2004-11, Floating Rate Note, 12/25/34	297,533
931,849	1.85	GSAA Trust, Floating Rate Note, 6/25/35	923,906
3,022,086	2.00	GSAMP Trust 2004-HE2, Floating Rate Note, 9/25/34	2,959,453
779,087	1.87	GSAMP Trust 2004-SEA2, Floating Rate Note, 3/25/34	779,469
471,290	1.97	GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34	471,290
1,070,975	1.40	GSAMP Trust 2006-HE2, Floating Rate Note, 3/25/46	1,068,776
802,490	2.57	GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33	799,275
2,125,826	1.52	GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)	2,104,946
1,063,550	1.52	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	1,053,940
1,115,317		Hero Residual Funding 2016-1R, 4.5%, 9/21/42 (144A)	1,118,803
115,752	1.52	Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/28 (144A)	115,726
850,000	2.49	Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/28 (144A)	848,239
3,600,000	4.47	Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/30 (144A)	3,706,308
4,400,000	1.77	Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/31 (144A)	4,400,245
3,200,000	2.62	Hertz Fleet Lease Funding LP, Floating Rate Note, 7/10/29 (144A)	3,201,105
2,600,000	3.29	Hertz Fleet Lease Funding LP, Floating Rate Note, 7/10/29 (144A)	2,587,812
5,664,927	1.51	Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35	5,664,364
205,000	1.67	Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36	204,013
394,036	1.60	Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36	394,026
20,620	1.39	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	20,613
4,046,010	1.59	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, Floating Rate Note, 10/25/35	4,033,618
189,356	3.12	Home Equity Mortgage Trust, Floating Rate Note, 10/25/34	186,249
4,897,268	2.81	Home Partners of America 2016-1 Trust, Floating Rate Note, 3/17/33 (144A)	4,970,662
1,799,000	4.46	Home Partners of America 2016-1 Trust, Floating Rate Note, 3/18/33 (144A)	1,849,120
1,250,000	3.39	Home Partners of America 2016-2 Trust, Floating Rate Note, 10/17/33 (144A)	1,275,198
1,713,200	1.76	HomeBanc Mortgage Trust 2004-2, Floating Rate Note, 12/25/34	1,672,406
1,595,983		Honor Automobile Trust Securitization 2016-1A, 2.94%, 11/15/19 (144A)	1,601,452
121,258	1.51	HSBC Home Equity Loan Trust USA 2007-2, Floating Rate Note, 7/20/36	121,164
1,505,954	1.40	HSBC Home Equity Loan Trust USA 2007-2, Floating Rate Note, 7/20/36	1,502,979
1,570,000	1.59	HSI Asset Securitization Corp Trust 2006-OPT2, Floating Rate Note, 1/25/36	1,552,655
59,310	1.41	HSI Asset Securitization Corp. Trust 2006-OPT1, Floating Rate Note, 12/25/35	59,273
723,730	1.54	Hyundai Auto Lease Securitization Trust 2016-A, Floating Rate Note, 7/16/18 (144A)	724,465
1,159,290	2.08	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 2/25/35	1,164,847
6,600,000	2.76	Invitation Homes 2014-SFR2 Trust, Floating Rate Note, 9/19/31 (144A)	6,599,991
373,709	2.36	Invitation Homes 2014-SFR3 Trust, Floating Rate Note, 12/17/31 (144A)	374,334
2,887,000	2.99	Invitation Homes 2015-SFR2 Trust, Floating Rate Note, 6/17/32 (144A)	2,897,801
3,500,000	2.74	Invitation Homes 2015-SFR3 Trust, Floating Rate Note, 8/17/32 (144A)	3,510,553
274,811		Invitation Homes Trust 2014-SFR3 Class D, 3.51%, 12/17/31	275,703
442,961	2.72	Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28	438,894
713,379	1.73	Irwin Whole Loan Home Equity Trust 2005-B, Floating Rate Note, 12/25/29	711,916
1,420,781	2.00	JP Morgan Mortgage Acquisition Corp 2005-FLD1, Floating Rate Note, 7/25/35	1,421,195
4,500,000	2.19	JP Morgan Mortgage Acquisition Corp 2005-FLD1, Floating Rate Note, 7/25/35	4,424,327
297,718	1.44	JP Morgan Mortgage Acquisition Corp 2005-FRE1, Floating Rate Note, 10/25/35	297,145
93,526	1.39	JP Morgan Mortgage Acquisition Trust 2006-NC1, Floating Rate Note, 4/25/36	92,984
7,490,073	1.92	Lake Country Mortgage Loan Trust 2006-HE1, Floating Rate Note, 7/25/34 (144A)	7,394,306
5,400,000		Leaf Receivables Funding 12 LLC, 1.72%, 5/15/19 (144A)	5,393,835
12,077	1.61	Lehman ABS Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 6/15/33	12,049
1,967,044	2.02	Lehman XS Trust Series 2005-4, Floating Rate Note, 10/25/35	1,923,220
5,395,763	1.48	Long Beach Mortgage Loan Trust 2006-WL1, Floating Rate Note, 1/25/46	5,378,386
6,800,000	1.96	Master Credit Card Trust II Series 2016-1, Floating Rate Note, 9/23/19 (144A)	6,832,237
39,217	2.36	MASTR Adjustable Rate Mortgages Trust 2004-11, Floating Rate Note, 11/25/34	39,227
158,217	1.94	Mastr Asset Backed Securities Trust 2005-WMC1, Floating Rate Note, 3/25/35	158,179
51,077	1.45	Mastr Asset Backed Securities Trust 2006-AB1 REMICS, Floating Rate Note, 2/25/36	51,051
1,819,994	1.52	Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)	1,792,639
5,850,000	1.42	MBNA Credit Card Master Note Trust, Floating Rate Note, 8/16/21	5,861,077
647,897	2.08	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, Floating Rate Note, 6/25/35	629,798
2,661,055	1.44	Merrill Lynch Mortgage Investors Trust Series 2006-FF1, Floating Rate Note, 8/25/36	2,659,392
1,568,834	2.01	Morgan Stanley ABS Capital I Inc Trust 2005-HE3, Floating Rate Note, 7/25/35	1,569,369
1,804,049	1.76	Morgan Stanley ABS Capital I Inc Trust 2005-WMC1, Floating Rate Note, 1/25/35	1,802,905
9,045	1.92	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, Floating Rate Note, 3/25/35	9,044
122,836	1.65	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35	122,817
201,758	2.00	Morgan Stanley Home Equity Loan Trust 2005-1, Floating Rate Note, 12/25/34	201,752
1,007,569	1.50	Morgan Stanley Home Equity Loan Trust 2006-2, Floating Rate Note, 2/25/36	971,312
416,861	1.41	Morgan Stanley Structured Trust, Floating Rate Note, 6/25/37	415,178
587,110	1.82	MOTOR 2015-1 Plc, Floating Rate Note, 6/27/22 (144A)	587,593
154,939		Nations Equipment Finance Funding II LLC, 1.558%, 7/20/18 (144A)	154,846
759,212		Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)	759,551
4,263,348		Nations Equipment Finance Funding III LLC, 3.61%, 2/22/21 (144A)	4,280,769
5,492,296		Nationstar HECM Loan Trust 2017-1, 2.1969%, 5/25/27 (144A)	5,492,790
945,455	1.50	Nationstar Home Equity Loan Trust 2006-B REMICS, Floating Rate Note, 9/25/36	933,938
1,378,000	1.37	Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37	1,377,013
2,730,993		Navitas Equipment Receivables LLC 2016-1, 2.2%, 6/15/21 (144A)	2,731,597
4,600,000		Navitas Equipment Receivables LLC 2016-1, 3.22%, 10/15/21 (144A)	4,617,749
3,000,000	2.71	NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)	2,986,987
2,750,000	4.46	NCF Dealer Floorplan Master Trust, Floating Rate Note, 3/21/22 (144A)	2,734,555
500,000	6.71	NCF Dealer Floorplan Master Trust, Floating Rate Note, 3/21/22 (144A)	491,699
673,554	1.72	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	673,343
4,188	1.86	New Century Home Equity Loan Trust 2005-2 REMICS, Floating Rate Note, 6/25/35	4,187
575,000	1.89	New Century Home Equity Loan Trust 2005-2, Floating Rate Note, 6/25/35	566,280
510,535	1.71	New Century Home Equity Loan Trust 2005-3 REMICS, Floating Rate Note, 7/25/35	509,676
200,000		New Residential Advance Receivables Trust Advance Receivables Backed Notes, 2.5751%, 10/15/49 (144A)	198,702
4,300,000	2.86	NextGear Floorplan Master Owner Trust, Floating Rate Note, 4/15/21 (144A)	4,369,355
2,600,000	2.74	NextGear Floorplan Master Owner Trust, Floating Rate Note, 7/15/19 (144A)	2,600,118
5,000,000	2.09	NextGear Floorplan Master Owner Trust, Floating Rate Note, 9/15/21 (144A)	5,006,773
304,843	1.51	Nissan Auto Receivables 2015-C Owner Trust, Floating Rate Note, 11/15/18	304,949
1,102,971	1.51	Nissan Auto Receivables 2016-A Owner Trust, Floating Rate Note, 2/15/19	1,103,920
793,287	1.46	Nissan Auto Receivables 2016-B Owner Trust, Floating Rate Note, 4/15/19	793,912
2,700,000	1.22	Nissan Auto Receivables 2017-A Owner Trust, Floating Rate Note, 1/15/20	2,700,097
6,059,000	1.47	Nissan Master Owner Trust Receivables, Floating Rate Note, 4/15/21	6,072,016
269,000	2.00	NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33	260,787
504,843	2.87	NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35	505,869
36,353	1.96	NovaStar Mortgage Funding Trust Series 2005-3, Floating Rate Note, 1/25/36	36,352
11,200,000	1.89	NovaStar Mortgage Funding Trust Series 2005-3, Floating Rate Note, 1/25/36	11,098,872
5,161,695	1.68	NovaStar Mortgage Funding Trust Series 2005-4, Floating Rate Note, 1/25/36	5,154,967
8,365,837	1.38	NovaStar Mortgage Funding Trust Series 2006-1, Floating Rate Note, 5/25/36	8,139,132
937,901		NYCTL 2016-A Trust, 1.47%, 11/10/29 (144A)	932,025
4,452,000		Ocwen Master Advance Receivables Trust, 2.5207%, 8/17/48 (144A)	4,431,459
1,035,685		OneMain Financial Issuance Trust 2014-2, 2.47%, 9/18/24 (144A)	1,037,031
3,000,000		Oportun Funding III LLC, 3.69%, 7/8/21 (144A)	3,028,693
889,596	1.88	Option One Mortgage Loan Trust 2005-1, Floating Rate Note, 2/25/35	887,365
1,127,255	2.02	Option One Mortgage Loan Trust 2005-1, Floating Rate Note, 2/25/35	1,124,782
8,000,000	1.95	Option One Mortgage Loan Trust 2005-3, Floating Rate Note, 8/25/35	7,711,944
3,910,469	1.66	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	3,877,095
30,837		Option One Mortgage Loan Trust 2007-FXD2, 5.9%, 3/25/37 (Step)	28,378
97,858		Orange Lake Timeshare Trust 2012-A, 4.87%, 3/10/27 (144A)	99,092
5,175,286		OSAT 2016-NPL1 Trust, 3.75%, 7/25/56 (Step) (144A)	5,207,384
3,011,724		Oscar US Funding Trust II, 1.86%, 10/15/19 (144A)	3,001,457
2,297,933		Oscar US Funding Trust IV, 2.53%, 7/15/20 (144A)	2,298,070
1,081,380	2.69	Oscar US Funding Trust IV, Floating Rate Note, 7/15/20 (144A)	1,084,140
3,512,519		OSCAR US Funding Trust V, 2.31%, 11/15/19 (144A)	3,510,404
6,220,967	2.39	OSCAR US Funding Trust V, Floating Rate Note, 11/15/19 (144A)	6,246,597
3,300,000	1.79	OSCAR US Funding Trust VI LLC, Floating Rate Note, 5/11/20 (144A)	3,300,254
22,961	1.74	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ4, Floating Rate Note, 9/25/35	22,954
415,508	1.96	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35	415,498
560,370	2.12	People's Choice Home Loan Securities Trust Series 2004-2, Floating Rate Note, 10/25/34	561,062
2,290,000	1.76	PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)	2,292,290
1,700,000	2.01	PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)	1,697,249
4,000,000	2.36	PFS Financing Corp., Floating Rate Note, 2/18/20 (144A)	4,016,822
1,250,000	2.91	PFS Financing Corp., Floating Rate Note, 2/18/20 (144A)	1,255,414
2,600,000	1.74	PFS Financing Corp., Floating Rate Note, 3/15/21 (144A)	2,604,788
2,000,000	2.11	PFS Financing Corp., Floating Rate Note, 3/15/21 (144A)	2,001,713
1,350,000	1.61	PFS Financing Corp., Floating Rate Note, 4/15/20 (144A)	1,349,726
845,424		PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29 (144A)	838,952
1,120,605	1.67	Popular ABS Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 11/25/35	1,119,781
184,358	1.54	Popular ABS Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/25/36	183,607
1,500,000		Prestige Auto Receivables Trust 2013-1, 3.04%, 7/15/20 (144A)	1,500,400
2,014,370		Prestige Auto Receivables Trust 2016-2, 1.46%, 7/15/20 (144A)	2,009,666
7,245,213		Pretium Mortgage Credit Partners I 2016-NPL4 LLC, 4.0%, 7/25/31 (Step) (144A)	7,291,134
3,068,930		Pretium Mortgage Credit Partners I 2016-NPL6 LLC, 3.5%, 10/27/31 (Step) (144A)	3,068,501
4,750,000		Pretium Mortgage Credit Partners I 2017-NPL3 LLC, 3.25%, 6/27/32 (Step) (144A)	4,750,000
1,700,000		Progreso Receivables Funding IV LLC, 3.0%, 7/8/20 (144A)	1,706,475
1,944,000	3.49	Progress Residential 2016-SFR1 Trust, Floating Rate Note, 9/17/33 (144A)	1,998,020
2,926,938		PRPM 2016-1 LLC, 4.0%, 9/27/21 (Step) (144A)	2,920,364
5,084,097		PRPM 2017-1 LLC, 4.25%, 1/25/22 (Step) (144A)	5,112,978
522,230		Purchasing Power Funding 2015-A LLC, 3.5%, 12/15/19 (144A)	522,557
1,339,925	1.88	Quest Trust REMICS, Floating Rate Note, 3/25/34 (144A)	1,326,694
34,779	2.17	RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)	34,757
461,751	2.02	RAAC Series 2005-RP3 Trust, Floating Rate Note, 5/25/39 (144A)	454,568
978,003	1.47	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	973,091
1,300,000	1.65	RAMP Series 2005-EFC6 Trust, Floating Rate Note, 11/25/35	1,265,107
7,350,000	1.72	RAMP Series 2005-RS7 Trust, Floating Rate Note, 7/25/35	7,267,238
470,607	1.38	RAMP Series 2006-EFC2 Trust, Floating Rate Note, 12/25/36	465,498
2,590,167	1.68	RASC Series 2001-KS3 Trust, Floating Rate Note, 9/25/31	2,535,647
361,166	1.46	RASC Series 2005-AHL3 Trust, Floating Rate Note, 9/25/35	360,885
3,250,000	1.68	RASC Series 2005-EMX4 Trust, Floating Rate Note, 11/25/35	3,143,309
2,460,557	1.63	RASC Series 2005-KS10 Trust, Floating Rate Note, 11/25/35	2,456,602
888,067	1.62	RASC Series 2005-KS11 Trust, Floating Rate Note, 12/25/35	877,469
1,240,927	1.86	RASC Series 2005-KS2 Trust, Floating Rate Note, 3/25/35	1,216,173
323,283	1.65	RASC Series 2005-KS9 Trust, Floating Rate Note, 10/25/35	322,468
953,176		RBSHD 2013-1 Trust, 7.6853%, 10/25/47 (Step) (144A)	953,279
2,851,203	2.52	Resimac Premier Series 2016-1, Floating Rate Note, 10/10/47 (144A)	2,861,399
61,758	2.12	Salomon Mortgage Loan Trust Series 2001-CB4, Floating Rate Note, 11/25/33	61,398
625,000		Santander Drive Auto Receivables Trust 2015-3, 2.74%, 1/15/21	631,226
536,944	1.85	SASCO Mortgage Loan Trust 2005-GEL1, Floating Rate Note, 12/25/34	534,303
591,813	1.68	Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35	591,192
1,034,397	1.38	Saxon Asset Securities Trust 2006-1, Floating Rate Note, 3/25/36	1,028,108
4,034,047		SCF Equipment Trust 2016-1 LLC, 3.62%, 11/20/21 (144A)	4,053,965
141,576	1.78	Securitized Asset Backed Receivables LLC Trust 2006-WM1, Floating Rate Note, 12/25/35	141,428
2,550,402	1.57	Securitized Term Auto Receivables Trust 2016-1, Floating Rate Note, 11/26/18 (144A)	2,551,184
5,600,000	1.52	Securitized Term Auto Receivables Trust 2017-1, Floating Rate Note, 4/25/19 (144A)	5,600,690
866,608		Sierra Auto Receivables Securitization Trust 2016-1, 2.85%, 1/18/22 (144A)	867,025
882,118		Sierra Timeshare 2013-1 Receivables Funding LLC, 2.39%, 11/20/29 (144A)	881,987
207,887	2.05	Sierra Timeshare 2014-2 Receivables Funding LLC, Floating Rate Note, 6/20/31 (144A)	207,575
3,125,590		Skopos Auto Receivables Trust 2015-1, 3.1%, 12/15/23 (144A)	3,127,862
2,700,000		Skopos Auto Receivables Trust 2015-1, 5.43%, 12/15/23 (144A)	2,727,588
382,002		Skopos Auto Receivables Trust 2015-2, 3.55%, 2/17/20 (144A)	382,214
1,098,308		SNAAC Auto Receivables Trust 2013-1, 4.56%, 4/15/20 (144A)	1,099,545
8,346,664		Sofi Consumer Loan Program 2017-1 LLC, 3.28%, 1/26/26 (144A)	8,455,335
1,955,112	2.47	SoFi Professional Loan Program 2014-B LLC, Floating Rate Note, 8/25/32 (144A)	1,984,644
3,045,371	2.27	SoFi Professional Loan Program 2015-B LLC, Floating Rate Note, 4/25/35 (144A)	3,073,849
3,320,941	2.27	SoFi Professional Loan Program 2015-C LLC, Floating Rate Note, 8/27/35 (144A)	3,347,184
1,223,270	2.97	Sofi Professional Loan Program 2016-A LLC, Floating Rate Note, 8/25/36 (144A)	1,253,792
1,147,511	2.42	Sofi Professional Loan Program 2016-B LLC, Floating Rate Note, 6/25/33 (144A)	1,163,109
547,816	2.32	SoFi Professional Loan Program 2016-C LLC, Floating Rate Note, 10/25/36 (144A)	555,417
3,254,485	2.17	SoFi Professional Loan Program 2016-D LLC, Floating Rate Note, 1/25/39 (144A)	3,289,328
1,646,512	2.07	Sofi Professional Loan Program 2016-E LLC, Floating Rate Note, 7/25/39 (144A)	1,658,707
2,494,266	1.92	SoFi Professional Loan Program 2017-A LLC, Floating Rate Note, 3/26/40 (144A)	2,505,413
2,762,257		Sofi Professional Loan Program 2017-B LLC, 1.83%, 5/25/40 (144A)	2,760,030
2,850,000	N/A	Sofi Professional Loan Program 2017-C LLC, Floating Rate Note, 7/25/40 (144A)	2,852,630
134,946	1.74	Soundview Home Loan Trust 2005-DO1, Floating Rate Note, 5/25/35	134,941
218,563	1.48	Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35	218,014
3,025,655	1.52	Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36	3,012,624
4,700,000		SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T1, 2.53%, 11/16/48 (144A)	4,659,035
1,285,000		SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T1, 3.32%, 11/16/48 (144A)	1,279,416
3,743,238	1.98	Structured Asset Investment Loan Trust 2003-BC1, Floating Rate Note, 1/25/33	3,701,076
384,553	2.08	Structured Asset Investment Loan Trust 2004-10, Floating Rate Note, 11/25/34	386,166
285,592	1.92	Structured Asset Investment Loan Trust 2004-11, Floating Rate Note, 1/25/35	285,833
1,805,606	2.26	Structured Asset Investment Loan Trust 2004-BNC2, Floating Rate Note, 12/25/34	1,807,758
822,473	1.74	Structured Asset Investment Loan Trust 2005-6, Floating Rate Note, 7/25/35	822,351
778,912	1.73	Structured Asset Investment Loan Trust 2005-HE1, Floating Rate Note, 7/25/35	777,739
484,092	1.42	Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36	482,193
742,889	1.68	Structured Asset Securities Corp 2005-WF1, Floating Rate Note, 2/25/35	741,999
1,034,432	1.37	Structured Asset Securities Corp Mortgage Loan Trust 2006-EQ1, Floating Rate Note, 7/25/36 (144A)	1,027,441
6,235,050	1.40	Structured Asset Securities Corp Mortgage Loan Trust 2006-OPT1, Floating Rate Note, 4/25/36	6,046,797
909,329	1.36	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC3, Floating Rate Note, 5/25/47	906,715
4,193,768	1.52	Structured Asset Securities Corp Mortgage Loan Trust 2007-TC1, Floating Rate Note, 4/25/31 (144A)	4,045,613
1,010,833	2.72	Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-BC2, Floating Rate Note, 3/25/33	1,002,503
1,396,817		Sunset Mortgage Loan Co 2015-NPL1 LLC, 4.4586%, 9/16/45 (Step) (144A)	1,399,219
200,443		SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)	198,552
94,242	2.46	SWAY Residential 2014-1 Trust, Floating Rate Note, 1/20/32 (144A)	94,242
700,000		Synchrony Credit Card Master Note Trust, 1.69%, 3/15/21	698,967
298,205		TAL Advantage V LLC, 1.7%, 5/20/39 (144A)	297,590
1,546,525		Tax Ease Funding LLC Series 16-1A, 3.13%, 6/15/28	1,545,525
4,614,148		TCF Auto Receivables Owner Trust 2016-PT1, 1.93%, 6/15/22 (144A)	4,609,856
324,808	2.79	Terwin Mortgage Trust 2005-1SL, Floating Rate Note, 2/25/35 (144A)	319,743
3,270,301	1.60	Terwin Mortgage Trust 2006-1, Floating Rate Note, 1/25/37 (144A)	3,260,537
4,573,918	1.45	Terwin Mortgage Trust 2006-3, Floating Rate Note, 4/25/37 (144A)	4,525,489
124,020	1.84	Terwin Mortgage Trust Series TMTS 2005-12ALT, Floating Rate Note, 7/25/36	124,264
344,504		Tidewater Auto Receivables Trust 2016-A, 2.3%, 9/15/19 (144A)	344,364
3,000,000		Tidewater Sales Finance Master Trust Series 2017-A, 4.55%, 5/15/21 (144A)	3,000,732
8,597,499	3.50	Towd Point Mortgage Trust 2015-4 REMICS, Floating Rate Note, 4/25/55 (144A)	8,796,966
2,150,000	1.23	Toyota Auto Receivables 2017-A Owner Trust, Floating Rate Note, 9/16/19	2,150,572
2,000,000	5.16	Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)	2,000,000
5,423,000	2.11	Trafigura Securitisation Finance Plc 2014-1, Floating Rate Note, 4/16/18 (144A)	5,418,213
1,750,000	3.41	Trafigura Securitisation Finance Plc 2014-1, Floating Rate Note, 4/16/18 (144A)	1,748,910
8,000,000	N/A	Trafigura Securitisation Finance Plc 2017-1, Floating Rate Note, 12/15/20 (144A)	8,000,000
2,000,000	N/A	Trafigura Securitisation Finance Plc 2017-1, Floating Rate Note, 12/15/20 (144A)	2,000,000
4,150,000	2.81	Tricon American Homes 2015-SFR1 Trust REMICS, Floating Rate Note, 5/19/32 (144A)	4,180,717
8,000,000	1.75	Trillium Credit Card Trust II, Floating Rate Note, 5/26/21 (144A)	8,037,375
826,107	2.92	Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34	822,129
715,067	1.48	Truman Capital Mortgage Loan Trust, Floating Rate Note, 3/25/36 (144A)	689,248
422,824		United Auto Credit Securitization Trust 2016-2, 1.67%, 9/10/18 (144A)	422,879
5,000,000		United Auto Credit Securitization Trust 2016-2, 2.2%, 5/10/19 (144A)	4,998,481
6,400,000		United Auto Credit Securitization Trust 2017-1, 2.4%, 11/12/19 (144A)	6,399,600
4,260,000		United Auto Credit Securitization Trust 2017-1, 2.71%, 1/10/22 (144A)	4,259,813
3,200,000		Upstart Securitization Trust 2017-1, 2.639%, 6/20/24 (144A)	3,199,177
4,741,136		US Residential Opportunity Fund IV Trust 2016-1, 3.4747%, 7/27/36 (Step) (144A)	4,753,381
6,758,842		VOLT LIV LLC, 3.5%, 2/25/47 (Step) (144A)	6,763,280
4,834,892		VOLT LVIII LLC, 3.375%, 5/27/47 (Step) (144A)	4,833,079
4,000,000		VOLT LX LLC, 3.25%, 4/25/59 (Step) (144A)	3,996,428
105,376		VOLT XIX LLC, 3.875%, 4/26/55 (Step) (144A)	105,421
3,426,892		VOLT XXV LLC, 3.5%, 6/26/45 (Step) (144A)	3,435,290
1,077,856		VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)	1,081,803
3,795,116		VOLT XXXV, 3.5%, 9/25/46 (Step) (144A)	3,806,055
4,240,900		VOLT XXXVIII LLC, 3.875%, 9/25/45 (Step) (144A)	4,258,844
490,000	1.71	Wells Fargo Dealer Floorplan Master Note Trust, Floating Rate Note, 1/20/20	490,878
3,305,000	1.66	Wells Fargo Dealer Floorplan Master Note Trust, Floating Rate Note, 10/21/19	3,307,766
2,670,000	1.59	Wells Fargo Dealer Floorplan Master Note Trust, Floating Rate Note, 7/22/19	2,670,305
5,159,844	1.91	Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust, Floating Rate Note, 11/25/35	5,165,904
1,372,084	1.47	Wells Fargo Home Equity Asset-Backed Securities 2006-1 Trust REMICS, Floating Rate Note, 7/25/36	1,360,523
958,350		Westgate Resorts 2014-1 LLC, 2.15%, 12/20/26 (144A)	954,475
452,581		Westgate Resorts 2016-1 LLC, 3.5%, 12/20/28 (144A)	454,637
8,112,890		Westgate Resorts 2017-1 LLC, 3.05%, 12/20/30 (144A)	8,133,247
2,500,000		Westlake Automobile Receivables Trust 2014-2, 2.86%, 7/15/21 (144A)	2,504,144
562,051	2.09	Westlake Automobile Receivables Trust 2015-3, Floating Rate Note, 5/17/21 (144A)	562,223
4,770,000		Westlake Automobile Receivables Trust 2016-1, 4.55%, 9/15/21 (144A)	4,867,598
1,461,861	2.21	Westlake Automobile Receivables Trust 2016-1, Floating Rate Note, 1/15/19 (144A)	1,463,712
2,096,360		Westlake Automobile Receivables Trust 2016-3, 1.42%, 10/15/19 (144A)	2,094,207
4,400,000		Westlake Automobile Receivables Trust 2017-1, 1.78%, 4/15/20 (144A)	4,402,096
20,342	1.30	Wilshire Mortgage Loan Trust, Floating Rate Note, 5/25/28	20,083
3,454,000	1.64	World Financial Network Credit Card Master Trust, Floating Rate Note, 2/15/22	3,462,757
535,329	1.56	World Omni Auto Receivables Trust 2015-B, Floating Rate Note, 7/15/19	535,556
7,400,000	1.13	World Omni Auto Receivables Trust 2017-A, Floating Rate Note, 8/17/20	7,399,997
2,341,449		WVUE 2015-1, 4.5%, 9/25/20 (Step) (144A)	2,343,075
		TOTAL ASSET BACKED SECURITIES
		(Cost $1,102,183,341)	$1,103,874,868

		COLLATERALIZED MORTGAGE OBLIGATIONS - 22.5%
69,381	2.00	Adjustable Rate Mortgage Trust 2005-2, Floating Rate Note, 6/25/35	$69,312
574,560	1.78	Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35	566,869
1,074,073	1.80	Alternative Loan Trust 2004-6CB, Floating Rate Note, 4/25/34	1,071,360
647,454	2.12	Alternative Loan Trust 2004-J13, Floating Rate Note, 2/25/35	639,837
3,300,000	3.41	AMSR 2016-SFR1 Trust, Floating Rate Note, 11/17/33 (144A)	3,361,092
5,000,000	2.91	Arbor Realty Collateralized Loan Obligation 2015-FL1, Ltd., Floating Rate Note, 3/15/25 (144A)	4,999,978
2,100,000	2.86	Arbor Realty Commercial Real Estate Notes 2016-FL1, Ltd., Floating Rate Note, 9/15/26 (144A)	2,110,859
2,700,000	2.46	Arbor Realty Commercial Real Estate Notes 2017-FL1, Ltd., Floating Rate Note, 4/15/27 (144A)	2,706,420
2,111,211	3.47	ASG Resecuritization Trust 2012-1, Floating Rate Note, 4/28/36 (144A)	2,106,991
8,213,000	3.36	BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)	8,233,622
4,320,000	2.09	BAMLL Commercial Mortgage Securities Trust 2014-ICTS, Floating Rate Note, 6/15/28 (144A)	4,289,809
3,500,000	2.99	BAMLL Commercial Mortgage Securities Trust 2015-ASHF REMICS, Floating Rate Note, 1/15/28 (144A)	3,510,625
5,500,000	4.16	BAMLL Commercial Mortgage Securities Trust 2016-ASHF, Floating Rate Note, 3/15/28 (144A)	5,589,887
4,700,000	1.06	BAMLL Re-REMIC Trust 2014-FRR5, Floating Rate Note, 3/29/45 (144A)	4,653,437
3,400,000	5.84	Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45	3,392,406
3,600,000	5.88	Banc of America Commercial Mortgage Trust 2007-3, Floating Rate Note, 6/10/49	3,640,892
2,458,972	6.42	Banc of America Commercial Mortgage Trust 2008-1, Floating Rate Note, 2/10/51	2,485,264
462,770	1.83	Banc of America Funding 2005-A Trust, Floating Rate Note, 2/20/35	461,613
174,324	3.23	Banc of America Mortgage 2004-I Trust, Floating Rate Note, 10/25/34	171,920
1,750,000	3.91	Bancorp Commercial Mortgage 2016-CRE1 Trust, Floating Rate Note, 11/15/33 (144A)	1,747,706
3,563,399	3.22	Bayview Opportunity Master Fund IIIb Trust 2017-CRT2, Floating Rate Note, 11/25/27 (144A)	3,560,694
4,053,174	2.97	Bayview Opportunity Master Fund IVb Trust 2016-CRT1, Floating Rate Note, 10/27/27 (144A)	4,052,844
3,103,370	3.37	Bayview Opportunity Master Fund IVb Trust 2017-CRT1, Floating Rate Note, 10/25/28 (144A)	3,105,601
3,150,000	3.16	BBCMS Trust 2015-SLP, Floating Rate Note, 2/15/28 (144A)	3,119,310
59,208	3.50	BCAP LLC 2009-RR13-I Trust, Floating Rate Note, 9/26/35 (144A)	59,228
4,517,497	1.24	BCAP LLC 2012-RR4 Trust, Floating Rate Note, 6/26/47 (144A)	4,453,342
463,271	2.06	Bear Stearns ALT-A Trust 2004-11, Floating Rate Note, 11/25/34	456,115
1,129,290	1.92	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	1,106,096
2,533,795	2.06	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	2,474,840
1,628,535	2.06	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	1,596,777
746,257	1.96	Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34	736,339
2,065,490	1.82	Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34	2,043,610
397,826	1.72	Bear Stearns ALT-A Trust 2005-2, Floating Rate Note, 3/25/35	391,480
3,747,247	5.71	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP28, Floating Rate Note, 9/11/42	3,759,728
218,347	3.46	Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30	221,586
882,072	5.72	Bellemeade Re II, Ltd., Floating Rate Note, 4/25/26 (144A)	891,719
4,100,000	3.00	BHMS 2014-ATLS Mortgage Trust REMICS, Floating Rate Note, 7/8/33 (144A)	4,042,982
7,493,371	2.52	Black Diamond CLO 2006-1 Luxembourg SA, Floating Rate Note, 4/29/19 (144A)	7,495,132
2,490,000	2.51	BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)	2,492,350
3,823,000	4.01	BXHTL 2015-JWRZ Mortgage Trust, Floating Rate Note, 5/15/29 (144A)	3,832,587
2,315,000	2.11	Canyon Capital CLO 2014-2, Ltd., Floating Rate Note, 4/15/29 (144A)	2,314,975
1,650,000	N/A	Canyon Capital CLO 2015-1, Ltd., Floating Rate Note, 4/15/27 (144A)	1,649,983
440,000	1.30	Cathedral Lake CLO 2015-3, Ltd., Floating Rate Note, 1/15/26 (144A)	439,985
486,834	5.89	CD 2007-CD5 Mortgage Trust REMICS, Floating Rate Note, 11/15/44	487,239
6,445,000	3.66	CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)	6,440,992
3,500,000	1.86	Cent CDO 14, Ltd., Floating Rate Note, 4/15/21 (144A)	3,376,269
7,200,000	3.31	CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)	7,095,468
1,000,000	5.76	CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)	979,849
4,270,629	2.11	CG-CCRE Commercial Mortgage Trust 2014-FL1, Floating Rate Note, 6/16/31 (144A)	4,269,409
2,932,150	3.01	CG-CCRE Commercial Mortgage Trust 2014-FL2 REMICS, Floating Rate Note, 11/15/31 (144A)	2,933,940
4,900,000	2.50	CGDB Commercial Mortgage Trust 2017-BIO, Floating Rate Note, 5/15/30 (144A)	4,905,875
2,000,000	4.26	CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)	1,996,015
91,453	1.55	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-1, Floating Rate Note, 1/25/35 (144A)	84,791
34,595	1.52	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3, Floating Rate Note, 8/25/35 (144A)	33,145
247,830	1.72	CHL Mortgage Pass-Through Trust 2003-15 REMICS, Floating Rate Note, 6/25/18	244,677
1,925,657	3.05	CIM Trust 2015-4AG, Floating Rate Note, 11/25/57 (144A)	1,921,872
3,549		Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-4, 5.0%, 7/25/20	3,647
143,414		Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7, 5.0%, 10/25/35	143,809
1,053,190	6.30	Citigroup Commercial Mortgage Trust 2008-C7, Floating Rate Note, 12/10/49	1,058,195
1,500,000	4.46	Citigroup Commercial Mortgage Trust 2015-SHP2, Floating Rate Note, 7/15/27 (144A)	1,510,498
5,400,000	3.26	Citigroup Commercial Mortgage Trust 2015-SSHP REMICS, Floating Rate Note, 9/15/27 (144A)	5,366,482
378,494		Citigroup Mortgage Loan Trust 2010-4 REMICS, 5.0%, 10/25/35 (144A)	382,571
6,700,000	2.10	CLNS Trust 2017-IKPR, Floating Rate Note, 6/11/32 (144A)	6,712,512
7,668,000	2.51	Cold Storage Trust 2017-ICE3, Floating Rate Note, 4/15/24 (144A)	7,682,274
1,500,000	3.26	Cold Storage Trust 2017-ICE3, Floating Rate Note, 4/15/24 (144A)	1,502,794
1,385,566	3.51	Colony American Homes 2014-2 REMICS, Floating Rate Note, 7/17/31 (144A)	1,389,598
829,987	2.94	Colony Mortgage Capital Series 2015-FL3, Ltd., Floating Rate Note, 9/5/32 (144A)	829,883
4,840,000	2.91	Colony Starwood Homes 2016-2 Trust, Floating Rate Note, 12/19/33 (144A)	4,842,021
5,600,000	3.61	COMM 2014-FL4 Mortgage Trust REMICS, Floating Rate Note, 7/15/31 (144A)	5,533,756
5,470,000	3.31	COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)	5,439,280
6,980,000	1.96	COMM 2014-PAT Mortgage Trust REMICS, Floating Rate Note, 8/13/27 (144A)	6,982,191
2,722,000	2.75	COMM 2014-PAT Mortgage Trust, Floating Rate Note, 8/13/27 (144A)	2,680,078
7,340,000	2.73	COMM 2014-TWC Mortgage Trust, Floating Rate Note, 2/13/32 (144A)	7,365,155
4,500,000	3.46	COMM 2016-SAVA Mortgage Trust, Floating Rate Note, 10/15/34 (144A)	4,521,140
4,000,000	3.81	Cosmopolitan Hotel Trust 2016-COSMO, Floating Rate Note, 11/15/33 (144A)	4,036,315
155,703	6.25	Credit Suisse Commercial Mortgage Trust Series 2007-C4 REMICS, Floating Rate Note, 9/15/39	155,526
629,715	6.25	Credit Suisse Commercial Mortgage Trust Series 2007-C4, Floating Rate Note, 9/15/39	629,119
285,233	1.96	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	276,754
873,926	2.67	Crown Point CLO, Ltd., Floating Rate Note, 11/21/22 (144A)	875,980
2,300,000	3.41	CSMC 2015-TWNI Trust, Floating Rate Note, 3/15/28 (144A)	2,298,991
3,094,707	2.50	CSMC Series 2013-14R REMICS, Floating Rate Note, 10/27/37 (144A)	3,164,036
3,573,700	3.00	CSMC Trust 2014-OAK1, Floating Rate Note, 11/25/44 (144A)	3,567,433
1,750,593	4.00	CSMC Trust 2014-SAF1 REMICS, Floating Rate Note, 3/25/44 (144A)	1,771,257
6,026,606	3.00	CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)	6,023,424
4,312,369	3.50	CSMC Trust 2015-3, Floating Rate Note, 3/25/45 (144A)	4,385,140
3,500,000	3.01	CSMC Trust 2015-DEAL, Floating Rate Note, 4/16/29 (144A)	3,508,727
9,250,000	N/A	DBCG 2017-BBG Mortgage Trust, Floating Rate Note, 6/15/34 (144A)	9,263,412
996,871	3.22	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23	1,008,140
6,672,651	1.97	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/29	6,705,466
3,527,730	2.07	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 11/25/29	3,542,753
470,566	2.82	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 4/25/28	471,519
1,908,278	2.52	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 4/25/29	1,921,854
1,159,780	2.17	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 5/25/24	1,164,740
3,820,448	2.42	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 7/25/24	3,826,673
4,091,760	2.52	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 7/25/29	4,135,227
1,646,159	2.97	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 8/25/28	1,666,333
1,636,801	3.17	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 9/25/28	1,660,208
3,416,815	2.37	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 9/25/29	3,447,332
2,508,928	1.37	Fannie Mae Trust 2003-W6, Floating Rate Note, 9/25/42	2,494,495
154,221	2.79	Fannie Mae Trust 2005-W4, Floating Rate Note, 6/26/45	164,362
1,221,178	1.28	Fannie Mae Whole Loan, Floating Rate Note, 11/25/46	1,223,481
878,792		Fannie Mae, 2.5%, 6/25/24	883,209
703,163		Fannie Mae, 3.0%, 1/25/29	706,600
714,306		Fannie Mae, 3.0%, 11/25/18	717,762
136,421		Fannie Mae, 3.0%, 8/25/25	136,921
86,794		Fannie Mae, 3.5%, 10/25/23	86,793
429,964		Fannie Mae, 3.5%, 6/25/21	435,609
963,514		Fannie Mae, 4.5%, 9/25/18	974,346
165,744		Fannie Mae, 4.5%, 9/25/35	165,994
3,771,736	1.32	Fannie Mae, Floating Rate Note, 12/25/33	3,760,515
1,871,401	1.67	Fannie Mae, Floating Rate Note, 9/25/39	1,876,170
672,424	1.39	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/33	672,874
167,362	1.29	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36	167,267
1,489,013	1.29	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37	1,482,405
21,908	1.14	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20	21,911
47,531	1.94	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/31	48,243
683,763	1.57	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37	688,577
223,913	1.61	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37	226,926
66,989	1.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/31	67,979
158,890	1.99	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/33	162,805
107,882	1.34	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/35	107,756
494,212	1.34	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	494,257
260,320	1.34	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	260,344
162,884	1.39	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/40	163,103
63,333	1.39	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/20	63,608
293,309	1.44	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/28	294,024
96,329	1.34	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	96,257
16,835	1.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	16,905
180,293	1.39	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	180,811
154,818	1.39	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	155,232
571,425	1.69	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39	579,358
357,618	1.34	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/41	355,837
26,552	1.22	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/19	26,551
70,369	1.29	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/25	70,421
160,942	1.34	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/29	160,784
397,343	1.29	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30	397,817
370,874	1.39	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33	371,214
206,276	1.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33	208,614
524,854	1.29	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36	522,661
180,819	1.34	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36	181,061
290,979	1.29	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39	291,925
804,073	2.04	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/24	821,609
396,565	1.99	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	405,948
118,826	1.69	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	120,310
570,097	1.99	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	586,639
531,382	1.29	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/36	531,075
52,245	1.44	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/39	52,405
1,212,708	1.39	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41	1,215,706
323,180	1.29	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36	322,866
68,321	1.34	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/29	68,740
232,565	2.55	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/33	237,920
552,627	1.33	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35	552,892
132,667	1.29	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35	132,877
265,548	1.39	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36	266,128
99,296	1.33	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37	98,904
71,877	2.24	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37	74,386
56,017	1.34	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41	56,023
14,799	1.44	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/23	14,821
305,517	1.39	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/33	305,904
322,279	1.41	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36	323,063
1,149,485	1.30	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36	1,146,630
18,056	1.41	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/21	18,092
293,217	1.39	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23	294,543
337,976	1.23	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/34	335,242
654,793	1.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	658,157
27,718	1.39	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	27,725
229,962	1.19	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	230,098
275,272	1.34	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/40	275,295
238,266	1.19	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26	238,372
422,561	1.24	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35	422,629
240,983	1.24	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35	239,890
408,182	1.24	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36	407,280
464,293	1.29	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26	465,438
88,036	1.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/32	89,212
230,203	1.41	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36	231,034
148,380	1.39	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36	148,342
1,082,314		Federal Home Loan Mortgage Corp., 3.0%, 12/15/24	1,086,970
429,651		Federal Home Loan Mortgage Corp., 3.5%, 10/15/24	435,942
421,677	1.24	Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/35	422,430
61,718	1.34	Federal Home Loan Mortgage Corp., Floating Rate Note, 2/15/18	61,733
335,052	1.99	Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/32	342,979
332,800	1.59	Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/28	338,086
205,005	1.59	Federal Home Loan Mortgage Corp., Floating Rate Note, 6/15/31	208,036
2,453,001	1.69	Federal Home Loan Mortgage Corp., Floating Rate Note, 8/15/35	2,474,827
137,543	1.65	Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32	139,681
220,559	1.72	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/32	224,488
90,982	1.67	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33	92,593
241,182	1.52	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33	241,680
159,636	1.57	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/40	160,423
360,154	1.32	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35	360,018
1,252,147	1.42	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/36	1,250,485
75,262	1.57	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37	75,472
459,798	1.62	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37	464,541
344,676	2.24	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38	352,660
1,134,543	2.00	Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32	1,160,440
273,135	1.62	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31	277,290
240,358	1.62	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31	244,016
408,993	1.52	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/33	409,892
278,286	1.32	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/34	279,616
206,703	1.34	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36	206,178
62,306	1.62	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23	62,462
180,790	2.02	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23	182,734
61,274	1.57	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/30	62,249
521,600	1.92	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31	528,564
226,122	1.62	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32	227,821
125,258	1.26	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/36	124,613
241,458	1.64	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37	242,200
83,301	1.42	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/38	83,487
196,871	1.77	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33	200,647
478,239	1.37	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33	481,835
517,677	1.33	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35	516,045
291,867	1.27	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	289,885
274,265	1.22	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	272,615
136,257	1.72	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38	137,885
40,730	1.52	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/23	40,745
325,250	1.52	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24	328,750
164,004	1.37	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/28	164,727
913,220	1.42	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34	913,552
75,961	1.32	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36	75,053
104,634	2.02	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	107,450
356,636	1.27	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	354,208
257,042	1.27	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	256,464
1,132,096	1.24	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/45	1,104,465
91,944	1.32	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/25	91,954
1,221,680	1.92	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32	1,238,974
617,489	1.52	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/33	620,448
300,864	1.52	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/42	301,781
235,563	1.52	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33	235,995
215,019	1.37	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36	214,349
704,892	1.33	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36	703,956
377,500	1.42	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37	374,662
134,730	1.62	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	136,066
367,204	1.52	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	368,794
482,135	1.57	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	485,610
278,488	1.42	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/23	279,580
437,935	1.47	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36	440,235
504,849	1.26	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	502,875
47,156	1.25	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	46,960
163,518	1.27	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	162,389
52,663	1.47	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	52,910
37,980	1.50	Federal National Mortgage Association REMICS, Floating Rate Note, 7/18/27	38,431
264,344	1.62	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31	268,366
177,492	1.62	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31	180,461
115,074	2.02	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/32	117,141
303,888	1.42	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34	304,051
96,952	1.47	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34	97,004
1,270,406	1.32	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	1,268,829
1,176,822	1.27	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	1,172,121
167,259	1.31	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/36	166,990
164,755	1.42	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/37	165,194
123,717	1.52	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/31	124,255
50,112	1.62	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/32	50,834
168,739	1.52	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/32	169,518
3,386	1.42	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/33	3,393
107,442	1.57	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/36	107,407
103	1.82	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/20	104
41,727	1.92	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/21	42,326
219,310	1.52	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/32	220,128
1,182,170	1.52	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33	1,184,738
217,990	1.59	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36	219,641
446,511	1.52	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	449,171
214,136	1.59	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	216,683
119,284	1.57	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	120,168
1,085,254		Federal National Mortgage Association, 2.5%, 4/25/36	1,087,387
180,790	2.04	Federal National Mortgage Association, Floating Rate Note, 12/25/23	180,829
4,309,009	1.32	Federal National Mortgage Association, Floating Rate Note, 12/25/33	4,294,005
9,492,326	1.47	Federal National Mortgage Association, Floating Rate Note, 2/25/38	9,513,323
204,017	1.32	Federal National Mortgage Association, Floating Rate Note, 3/25/18	204,009
89,793	3.10	Federal National Mortgage Association, Floating Rate Note, 4/25/35	92,158
3,209,513	3.00	FirstKey Mortgage Trust 2014-1 REMICS, Floating Rate Note, 11/25/44 (144A)	3,210,766
3,807,224	2.71	FORT CRE 2016-1 LLC, Floating Rate Note, 5/21/36 (144A)	3,809,509
300,381	1.34	Freddie Mac Strips, Floating Rate Note, 12/15/36	300,932
225,766	1.24	Freddie Mac Strips, Floating Rate Note, 8/15/36	225,520
975,995	1.29	Freddie Mac Strips, Floating Rate Note, 8/15/36	976,650
71,737	3.87	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 10/25/24	72,292
2,675,000	3.22	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 10/25/28	2,730,122
6,442,095	2.42	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 10/25/29	6,535,372
352,024	2.67	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23	353,596
744,433	2.22	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/28	746,615
1,750,000	1.96	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 12/25/29	1,756,333
750,000	2.52	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 3/25/29	758,463
1,185,717	2.02	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 4/25/29	1,187,546
3,341,977	2.32	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 5/25/25	3,349,847
1,109,765	2.67	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 7/25/28	1,114,741
300,000	4.12	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 7/25/28	312,320
53,215	3.62	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/24	53,449
3,898,816	2.42	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/29	3,942,489
1,135,356	2.97	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 9/25/28	1,141,577
514,334		Freddie Mac, 2.0%, 11/15/20	516,397
593,496		Freddie Mac, 2.0%, 8/15/20	595,009
1,723,367		Freddie Mac, 3.0%, 10/15/25	1,740,925
115,840		Freddie Mac, 3.0%, 4/15/24	115,896
1,270,737		Freddie Mac, 3.0%, 5/15/29	1,285,094
2,551,269		Freddie Mac, 3.1%, 2/15/25	2,568,792
793,140		Freddie Mac, 3.5%, 1/15/24	798,346
1,471,944		Freddie Mac, 4.5%, 4/15/19	1,498,187
9,292,000	4.93	FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)	9,441,163
250,000	5.05	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	255,683
3,897,000	2.97	FREMF Mortgage Trust 2013-K502, Floating Rate Note, 3/27/45 (144A)	3,892,322
963,380	4.31	FREMF Mortgage Trust 2014-KF04 REMICS, Floating Rate Note, 6/25/21 (144A)	974,104
4,223,954	5.06	FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)	4,263,072
4,166,311	3.57	FREMF Mortgage Trust 2014-KS02 REMICS, Floating Rate Note, 8/25/23 (144A)	4,150,812
9,161,779	5.62	FREMF Mortgage Trust 2015-KLSF REMICS, Floating Rate Note, 11/25/22 (144A)	9,263,229
425,583	2.46	GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)	426,215
4,450,000	2.42	Gale Force 3 Clo, Ltd., Floating Rate Note, 4/19/21 (144A)	4,398,271
428,521		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	421,059
171,062	1.54	Global Mortgage Securitization, Ltd., Floating Rate Note, 11/25/32 (144A)	159,946
1,798,212	1.49	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)	1,716,406
1,579,887	1.74	Gosforth Funding 2016-1 Plc, Floating Rate Note, 2/15/58 (144A)	1,585,314
12,860,392	1.40	Government National Mortgage Association REMICS, Floating Rate Note, 1/20/47	12,902,574
415,295		Government National Mortgage Association, 3.0%, 2/16/24	419,147
411,952	1.19	Government National Mortgage Association, Floating Rate Note, 1/16/33	412,846
751,583	1.24	Government National Mortgage Association, Floating Rate Note, 1/16/35	747,934
192,992	1.67	Government National Mortgage Association, Floating Rate Note, 10/16/39	195,111
217,444	1.41	Government National Mortgage Association, Floating Rate Note, 10/20/38	218,077
713,755	1.26	Government National Mortgage Association, Floating Rate Note, 2/20/35	710,246
720,130	1.49	Government National Mortgage Association, Floating Rate Note, 4/16/30	722,995
151,352	1.54	Government National Mortgage Association, Floating Rate Note, 4/16/32	153,215
140,770	1.39	Government National Mortgage Association, Floating Rate Note, 5/16/38	140,835
143,836	1.49	Government National Mortgage Association, Floating Rate Note, 6/16/31	144,470
259,186	1.99	Government National Mortgage Association, Floating Rate Note, 8/16/39	265,158
244,076	1.51	Government National Mortgage Association, Floating Rate Note, 8/20/38	245,458
3,350,000	2.71	GP Portfolio Trust 2014-GGP, Floating Rate Note, 2/15/27 (144A)	3,355,100
8,350,000	4.98	GS Mortgage Securities RE-Remic Trust 2015-Frr1, Floating Rate Note, 6/27/41	8,356,020
2,885,000	2.74	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)	2,859,543
2,000,000	4.03	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)	2,013,109
94,880	1.80	GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34	94,937
339,011	1.96	GSAA Home Equity Trust 2004-8, Floating Rate Note, 9/25/34	336,525
205,899	2.18	HarborView Mortgage Loan Trust 2004-4, Floating Rate Note, 6/19/34	199,421
4,200,000	N/A	Home Partners of America 2017-1 Trust, Floating Rate Note, 7/17/34 (144A)	4,200,588
6,200,000	N/A	Home Partners of America 2017-1 Trust, Floating Rate Note, 7/17/34 (144A)	6,219,902
6,258,403	1.46	HomeBanc Mortgage Trust 2005-3, Floating Rate Note, 7/25/35	6,167,741
1,268,541	2.32	Homestar Mortgage Acceptance Corp. REMICS, Floating Rate Note, 9/25/34	1,252,464
4,336,552	1.86	Homestar Mortgage Acceptance Corp., Floating Rate Note, 3/25/34	4,177,314
512,695	1.92	Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34	512,243
778,025	2.38	Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34	775,956
4,000,000	4.64	Hospitality Mortgage Trust, Floating Rate Note, 5/8/30 (144A)	4,008,136
3,500,000	2.66	Hudsons Bay Simon JV Trust 2015-HBS, Floating Rate Note, 8/7/34 (144A)	3,507,131
2,480,000	2.86	Hyatt Hotel Portfolio Trust 2015-HYT, Floating Rate Note, 11/15/29 (144A)	2,483,125
521,936	1.92	Impac CMB Trust Series 2003-8, Floating Rate Note, 10/25/33	503,686
410,442	1.86	Impac CMB Trust Series 2004-5, Floating Rate Note, 8/25/34	401,984
337,204	3.65	Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34	323,272
8,150,000	2.12	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34	7,968,519
8,300,000	N/A	IMT Trust 2017-APTS, Floating Rate Note, 6/15/34	8,300,000
390,064	2.34	Invitation Homes 2015-SFR2 Trust REMICS, Floating Rate Note, 6/17/32 (144A)	393,627
7,900,000	2.66	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-ASH, Floating Rate Note, 10/15/34 (144A)	7,929,151
3,600,000	3.26	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WPT, Floating Rate Note, 10/15/33 (144A)	3,617,967
4,400,000	2.51	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WSP, Floating Rate Note, 8/15/33 (144A)	4,414,432
19,395	6.45	JP Morgan Chase Commercial Mortgage Securities Corp. Pass-Through Certificates Series 2002 CIBC4, Floating Rate Note, 5/12/34	19,541
219,025	4.84	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41 (144A)	218,738
59,032	1.31	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47	58,876
2,248,332	3.50	JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5, Floating Rate Note, 7/25/20	2,271,870
5,600,000	2.41	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, Floating Rate Note, 4/15/27 (144A)	5,539,768
4,280,000	2.56	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)	4,282,669
3,470,000	3.11	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)	3,476,482
1,250,000	3.36	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)	1,239,532
450,476	2.91	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4, Floating Rate Note, 12/16/30 (144A)	450,604
2,500,000	3.26	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)	2,468,738
1,000,000	2.51	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)	1,004,499
3,408,833	2.56	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6, Floating Rate Note, 11/17/31 (144A)	3,415,194
3,770,000	2.76	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH, Floating Rate Note, 8/16/27 (144A)	3,770,073
640,582	2.41	JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7 REMICS, Floating Rate Note, 5/15/28 (144A)	639,659
3,600,000	2.96	JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7, Floating Rate Note, 5/15/28 (144A)	3,582,635
4,500,000	3.91	JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)	4,528,038
5,010,357	1.72	JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)	4,951,367
2,300,203	5.87	LB-UBS Commercial Mortgage Trust 2007-C7 REMICS, Floating Rate Note, 9/15/45	2,314,673
154,443	1.24	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-1, Floating Rate Note, 4/25/31 (144A)	153,211
307,315	1.25	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-1, Floating Rate Note, 4/25/31 (144A)	304,838
1,008,540	1.72	Lehman XS Trust Series 2005-2, Floating Rate Note, 8/25/35	980,012
7,096,196	3.00	LSTAR Commercial Mortgage Trust 2016-7, Floating Rate Note, 12/1/21 (144A)	7,067,371
5,064,063	3.05	LSTAR Securities Investment Trust 2016-5, Floating Rate Note, 11/1/21 (144A)	5,060,266
3,938,040	3.05	LSTAR Securities Investment, Ltd. 2016-3, Floating Rate Note, 9/1/21 (144A)	3,938,040
4,101,832	3.00	LSTAR Securities Investment, Ltd. 2016-4, Floating Rate Note, 10/1/21 (144A)	4,083,690
6,257,707	3.05	LSTAR Securities Investment, Ltd. 2017-1, Floating Rate Note, 1/1/22 (144A)	6,243,315
4,638,755	3.05	LSTAR Securities Investment, Ltd. 2017-2, Floating Rate Note, 2/1/22 (144A)	4,641,596
4,507,350	3.05	LSTAR Securities Investment, Ltd. 2017-3, Floating Rate Note, 4/1/22 (144A)	4,554,398
1,429,911		MarketPlace Loan Trust 2016-BS1, 4.5%, 1/15/21 (144A)	1,432,592
139,923	1.57	MASTR Alternative Loan Trust 2005-1, Floating Rate Note, 2/25/35	139,512
1,148,461	1.60	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30	1,111,729
1,887,190	1.88	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C REMICS, Floating Rate Note, 6/25/28	1,803,541
1,739,151	2.15	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28	1,717,522
551,742	1.86	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29	529,583
143,504	2.79	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29	141,740
1,021,483	1.86	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29	1,005,437
270,950	1.95	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B, Floating Rate Note, 5/25/29	267,234
79,859	2.45	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	76,981
296,516	2.98	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D, Floating Rate Note, 9/25/29	294,293
526,003	2.05	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	513,306
1,467,207	1.68	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30	1,420,049
509,113	5.52	ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46	508,545
5,701,767		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	5,732,551
2,618,390	5.57	Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49	2,644,574
6,615,525	6.50	Morgan Stanley Capital I Trust 2008-TOP29 REMICS, Floating Rate Note, 1/11/43	6,711,094
3,860,000	2.91	Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)	3,862,809
2,870,000	3.36	Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)	2,873,692
3,000,000	3.91	Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/17/26 (144A)	3,000,000
3,500,000	2.51	Morgan Stanley Capital I Trust 2017-PRME, Floating Rate Note, 2/15/34 (144A)	3,509,390
1,358,003	1.76	Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35	1,358,185
1,223,849	1.50	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	1,229,902
2,342,497	2.00	MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34	2,297,782
641,501	1.52	NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/9/21	640,302
1,875,000	2.20	Nelder Grove CLO, Ltd., Floating Rate Note, 8/28/26 (144A)	1,874,721
1,566,007	3.06	Newstar Trust, Floating Rate Note, 1/20/23 (144A)	1,565,910
7,942,260	2.82	NorthStar 2016-1, Floating Rate Note, 9/25/31 (144A)	7,958,939
4,407,727	N/A	Oaktown Re, Ltd., Floating Rate Note, 4/25/27 (144A)	4,407,727
5,100,000	2.11	Octagon Investment Partners XVII, Ltd., Floating Rate Note, 10/25/25 (144A)	5,097,854
2,956,630	1.61	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-4, Floating Rate Note, 11/25/35	2,834,536
2,500,000	2.15	Palmer Square CLO 2013-1, Ltd., Floating Rate Note, 5/15/25 (144A)	2,503,004
3,500,000	1.78	Pepper Residential Securities Trust NO 16, Floating Rate Note, 3/13/18 (144A)	3,495,037
2,451,793	2.87	Pepper Residential Securities Trust No 17, Floating Rate Note, 3/10/58 (144A)	2,452,984
7,219,804	2.08	Pepper Residential Securities Trust NO 18, Floating Rate Note, 3/12/47 (144A)	7,282,808
2,217,429	2.61	PFP 2015-2, Ltd., Floating Rate Note, 7/14/34 (144A)	2,217,235
2,600,000	2.19	PFP 2017-3, Ltd., Floating Rate Note, 1/14/35 (144A)	2,604,866
2,270,451	3.50	PMT Loan Trust 2013-J1, Floating Rate Note, 9/25/43 (144A)	2,281,443
3,997,564		Pretium Mortgage Credit Partners I 2016-NPL5 LLC, 9/27/31 (Step) (144A)	4,014,019
1,100,000	3.56	Primus Clo II, Ltd., Floating Rate Note, 7/15/21 (144A)	1,100,469
1,700,000	2.61	Progress Residential 2016-SFR2 Trust, Floating Rate Note, 1/17/34 (144A)	1,725,768
2,400,000	2.96	Progress Residential 2016-SFR2 Trust, Floating Rate Note, 1/17/34 (144A)	2,436,088
2,961,497	2.53	RAIT 2016-FL6 Trust, Floating Rate Note, 11/13/31 (144A)	2,961,497
2,500,000	N/A	RAIT 2017-FL7 Trust, Floating Rate Note, 6/15/37 (144A)	2,500,037
6,453	1.57	RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17	6,439
128,983	1.47	RALI Series 2003-QS5 Trust, Floating Rate Note, 3/25/18	128,117
1,653,023	1.62	RALI Series 2005-QA1 Trust, Floating Rate Note, 1/25/35	1,643,112
2,152,983		ReadyCap Mortgage Trust 2016-3, 2.93997%, 11/20/38 (144A)	2,158,491
3,485,121	2.57	RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35	3,312,304
1,300,860	1.94	RESI MAC, 2014-1A, Floating Rate Note, 6/12/19	1,293,418
7,586,795	2.08	RESIMAC Premier Series 2017-1, Floating Rate Note, 9/11/48 (144A)	7,595,239
624,774	2.22	Resource Capital Corp 2014-CRE2, Ltd., Floating Rate Note, 4/15/32 (144A)	624,692
738,698	2.57	Resource Capital Corp 2015-CRE4, Ltd., Floating Rate Note, 8/15/32 (144A)	736,658
5,700,000	1.89	Resource Capital Corp 2017-CRE5, Ltd., Floating Rate Note, 7/15/34 (144A)	5,700,000
118,408		RREF 2015-LT7 LLC, 3.0%, 12/27/32 (144A)	118,408
197,511	2.67	Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34	199,014
355,876	1.78	Springleaf Mortgage Loan Trust 2013-2, Floating Rate Note, 12/28/65 (144A)	355,158
191,119	2.16	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 1998-8, Floating Rate Note, 8/25/28	191,470
38,346	1.72	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33	38,305
236,447	1.32	Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35	188,481
6,420,000	2.91	Symphony CLO VIII LP, Floating Rate Note, 1/9/23 (144A)	6,425,280
2,450,000	N/A	TCI-Symphony CLO 2017-1, Ltd., Floating Rate Note, 7/15/30 (144A)	2,450,000
433,677	2.72	Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44	429,299
670,835	3.02	Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)	675,028
982,647	3.67	Velocity Commercial Capital Loan Trust 2016-1, Floating Rate Note, 4/25/46 (144A)	1,002,269
4,268,800		VOLT LI LLC, 3.5%, 10/25/46 (Step) (144A)	4,272,385
598,216		VOLT NPL X LLC, 3.375%, 10/26/54 (Step) (144A)	599,547
1,497,497	2.48	Voya CLO 2012-3, Ltd., Floating Rate Note, 10/15/22 (144A)	1,497,636
422,824	4.66	Voya CLO III, Ltd., Floating Rate Note, 12/13/20 (144A)	422,226
3,347,759		VSD 2017, 3.6%, 12/25/43	3,349,067
2,600,000	5.82	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 REMICS, Floating Rate Note, 5/15/46	2,614,644
4,477,000	2.17	WaMu Commercial Mortgage Securities Trust 2006-SL1, Floating Rate Note, 11/23/43 (144A)	4,490,091
2,500,000	2.84	Wells Fargo Commercial Mortgage Trust 2014-TISH REMICS, Floating Rate Note, 2/15/27 (144A)	2,504,489
1,500,000	4.49	Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27 (144A)	1,465,005
1,013,882	3.97	Wells Fargo Credit Risk Transfer Securities Trust 2015, Floating Rate Note, 11/25/25 (144A)	1,018,101
1,110,868	4.07	Wells Fargo Credit Risk Transfer Securities Trust 2015, Floating Rate Note, 11/25/25 (144A)	1,116,350
788,593	3.38	Wells Fargo Mortgage Backed Securities 2005-AR13 Trust, Floating Rate Note, 5/25/35	789,591
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $788,265,015)	$789,395,734

		CORPORATE BONDS - 27.2%
		Energy - 2.2%
		Oil & Gas Equipment & Services - 0.1%
5,985,000		Schlumberger Holdings Corp., 1.9%, 12/21/17 (144A)	$5,990,530
		Integrated Oil & Gas - 1.1%
1,848,000	1.69	BP Capital Markets Plc, Floating Rate Note, 5/10/18	$1,854,653
1,013,000	1.72	BP Capital Markets Plc, Floating Rate Note, 5/10/19	1,017,798
2,616,000	2.01	BP Capital Markets Plc, Floating Rate Note, 9/16/21	2,661,586
1,585,000		Chevron Corp., 1.718%, 6/24/18	1,588,471
1,385,000	1.55	Chevron Corp., Floating Rate Note, 11/16/18	1,392,631
1,195,000	1.54	Chevron Corp., Floating Rate Note, 11/9/17	1,196,359
2,550,000	1.23	Chevron Corp., Floating Rate Note, 3/2/18	2,552,489
3,115,000	1.30	Chevron Corp., Floating Rate Note, 3/3/20	3,122,302
4,190,000	1.54	Chevron Corp., Floating Rate Note, 5/16/18	4,206,546
3,221,000	1.80	Exxon Mobil Corp., Floating Rate Note, 2/28/18	3,233,217
5,590,000	1.76	Shell International Finance BV, Floating Rate Note, 11/10/18	5,631,137
2,706,000	1.47	Shell International Finance BV, Floating Rate Note, 9/12/19	2,718,185
4,900,000	1.38	Statoil ASA, Floating Rate Note, 11/9/17	4,903,121
2,555,000	1.33	Statoil ASA, Floating Rate Note, 5/15/18	2,558,498
			$38,636,993
		Oil & Gas Exploration & Production - 0.2%
5,170,000		Canadian Natural Resources, Ltd., 1.75%, 1/15/18	$5,169,576
900,000		XTO Energy, Inc., 5.5%, 6/15/18	933,123
			$6,102,699
		Oil & Gas Storage & Transportation - 0.8%
5,065,000		Enbridge Energy Partners LP, 6.5%, 4/15/18	$5,244,661
1,435,000		Energy Transfer LP, 2.5%, 6/15/18	1,442,039
6,735,000		Enterprise Products Operating LLC, 1.65%, 5/7/18	6,729,356
2,650,000		Enterprise Products Operating LLC, 6.3%, 9/15/17	2,673,092
5,405,000		Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	5,538,531
2,895,000		TransCanada PipeLines, Ltd., 1.625%, 11/9/17	2,896,306
2,755,000		TransCanada PipeLines, Ltd., 1.875%, 1/12/18	2,758,689
			$27,282,674
		Total Energy	$78,012,896
		Materials - 0.1%
		Diversified Chemicals - 0.1%
3,235,000	1.70	EI du Pont de Nemours & Co., Floating Rate Note, 5/1/20	$3,254,446
		Total Materials	$3,254,446
		Capital Goods - 0.4%
		Aerospace & Defense - 0.2%
6,630,000	1.52	United Technologies Corp., Floating Rate Note, 11/1/19	$6,677,438
		Industrial Conglomerates - 0.2%
780,000	1.96	General Electric Co., Floating Rate Note, 4/15/20	$793,772
6,015,000	1.45	Honeywell International, Inc., Floating Rate Note, 10/30/19	6,048,371
			$6,842,143
		Total Capital Goods	$13,519,581
		Transportation - 0.3%
		Railroads - 0.1%
1,670,000	1.21	Canadian National Railway Co., Floating Rate Note, 11/14/17	$1,670,574
1,549,000		Norfolk Southern Corp., 5.75%, 4/1/18	1,594,313
			$3,264,887
		Highways & Railtracks - 0.2%
6,550,000		ERAC USA Finance LLC, 6.375%, 10/15/17 (144A)	$6,634,731
		Total Transportation	$9,899,618
		Automobiles & Components - 1.9%
		Automobile Manufacturers - 1.9%
2,650,000	1.79	Daimler Finance North America LLC, Floating Rate Note, 10/30/19 (144A)	$2,661,512
1,275,000	1.48	Daimler Finance North America LLC, Floating Rate Note, 3/2/18 (144A)	1,276,911
5,555,000	1.63	Daimler Finance North America LLC, Floating Rate Note, 5/18/18 (144A)	5,567,799
3,761,000	1.51	Daimler Finance North America LLC, Floating Rate Note, 8/1/17 (144A)	3,761,508
3,215,000	1.88	Daimler Finance North America LLC, Floating Rate Note, 8/3/17 (144A)	3,216,119
2,980,000	2.16	Ford Motor Credit Co LLC, Floating Rate Note, 1/9/20	3,001,075
4,795,000	1.95	Ford Motor Credit Co LLC, Floating Rate Note, 3/12/19	4,806,877
2,600,000	2.10	Ford Motor Credit Co. LLC, Floating Rate Note, 1/9/18	2,607,987
4,360,000	1.63	Ford Motor Credit Co. LLC, Floating Rate Note, 9/8/17	4,361,304
1,072,000		Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (144A)	1,072,518
1,000,000	2.23	Nissan Motor Acceptance Corp., Floating Rate Note, 3/8/19 (144A)	1,010,005
3,115,000	1.95	Nissan Motor Acceptance Corp., Floating Rate Note, 4/6/18 (144A)	3,129,195
2,650,000	1.76	Nissan Motor Acceptance Corp., Floating Rate Note, 9/13/19 (144A)	2,658,668
3,890,000		Toyota Motor Credit Corp., 1.2%, 4/6/18	3,882,407
3,150,000		Toyota Motor Credit Corp., 1.25%, 10/5/17	3,149,386
3,063,000	1.60	Toyota Motor Credit Corp., Floating Rate Note, 10/18/19	3,085,213
4,400,000	2.00	Toyota Motor Credit Corp., Floating Rate Note, 2/19/19	4,450,186
3,000,000	1.49	Toyota Motor Credit Corp., Floating Rate Note, 3/12/20	3,014,883
3,205,000	1.42	Toyota Motor Credit Corp., Floating Rate Note, 4/17/20	3,212,243
2,501,000	1.48	Toyota Motor Credit Corp., Floating Rate Note, 7/13/18	2,511,662
2,500,000	1.61	Volkswagen Group of America Finance LLC, Floating Rate Note, 11/20/17 (144A)	2,501,708
			$64,939,166
		Total Automobiles & Components	$64,939,166
		Media - 0.2%
		Broadcasting - 0.2%
6,795,000	1.84	NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/18 (144A)	$6,829,953
		Total Media	$6,829,953
		Retailing - 0.1%
		Home Improvement Retail - 0.1%
2,600,000	1.50	The Home Depot, Inc., Floating Rate Note, 9/15/17	$2,601,682
		Total Retailing	$2,601,682
		Food, Beverage & Tobacco - 0.6%
		Brewers - 0.2%
3,569,000	1.57	Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/19	$3,575,456
2,580,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 7/15/17	2,579,776
			$6,155,232
		Packaged Foods & Meats - 0.2%
4,305,000	1.65	Mondelez International Holdings Netherlands BV, Floating Rate Note, 10/28/19 (144A)	$4,322,358
900,000	1.76	Tyson Foods, Inc., Floating Rate Note, 6/2/20	904,073
			$5,226,431
		Tobacco - 0.2%
3,777,000		Reynolds American, Inc., 2.3%, 6/12/18	$3,793,449
4,532,000		Reynolds American, Inc., 2.3%, 8/21/17	4,536,382
			$8,329,831
		Total Food, Beverage & Tobacco	$19,711,494
		Health Care Equipment & Services - 0.7%
		Health Care Equipment - 0.2%
3,280,000		Medtronic, Inc., 1.375%, 4/1/18	$3,276,566
2,680,000	1.93	Medtronic, Inc., Floating Rate Note, 3/15/20	2,723,689
			$6,000,255
		Managed Health Care - 0.5%
12,910,000	1.76	Aetna, Inc., Floating Rate Note, 12/8/17	$12,938,867
2,960,000		UnitedHealth Group, Inc., 1.4%, 12/15/17	2,959,130
3,950,000		UnitedHealth Group, Inc., 1.45%, 7/17/17	3,950,122
			$19,848,119
		Total Health Care Equipment & Services	$25,848,374
		Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
		Biotechnology - 1.0%
9,715,000		AbbVie, Inc., 1.8%, 5/14/18	$9,727,260
3,265,000	1.50	Amgen, Inc., Floating Rate Note, 5/10/19	3,274,198
3,305,000	1.63	Amgen, Inc., Floating Rate Note, 5/11/20	3,316,475
3,484,000	1.65	Amgen, Inc., Floating Rate Note, 5/22/19	3,512,374
5,900,000	1.94	Baxalta, Inc., Floating Rate Note, 6/22/18	5,929,187
6,160,000		Biogen, Inc., 6.875%, 3/1/18	6,368,226
2,650,000		Celgene Corp., 1.9%, 8/15/17	2,651,118
			$34,778,838
		Pharmaceuticals - 0.0% †
1,400,000	1.29	Bayer US Finance LLC, Floating Rate Note, 10/6/17 (144A)	$1,400,239
		Total Pharmaceuticals, Biotechnology & Life Sciences	$36,179,077
		Banks - 9.1%
		Diversified Banks - 6.4%
9,185,000	1.80	ABN AMRO Bank NV, Floating Rate Note, 1/18/19 (144A)	$9,219,159
4,505,000	1.55	American Express Centurion Bank, Floating Rate Note, 6/15/18	4,508,960
3,115,000		Bank of America Corp., 2.0%, 1/11/18	3,119,766
1,715,000	2.20	Bank of America Corp., Floating Rate Note, 1/15/19	1,736,523
3,100,000	2.19	Bank of America Corp., Floating Rate Note, 1/20/23	3,134,199
3,897,000	2.23	Bank of America Corp., Floating Rate Note, 3/22/18	3,920,565
6,142,000	2.02	Bank of America Corp., Floating Rate Note, 4/1/19	6,198,629
1,423,000	1.66	Bank of America Corp., Floating Rate Note, 8/25/17	1,423,915
2,300,000	1.41	Bank of Montreal, Floating Rate Note, 7/14/17	2,300,136
2,540,000	1.81	Bank of Montreal, Floating Rate Note, 7/18/19	2,560,559
2,665,000	1.78	Bank of Montreal, Floating Rate Note, 7/31/18	2,677,605
3,665,000		BPCE SA, 1.625%, 1/26/18	3,658,923
2,590,000	1.84	Caisse Centrale Desjardins, Floating Rate Note, 1/29/18 (144A)	2,597,887
2,610,000	1.62	Canadian Imperial Bank of Commerce, Floating Rate Note, 9/6/19	2,621,557
1,720,000		Citigroup, Inc., 1.7%, 4/27/18	1,718,277
3,915,000	1.75	Citigroup, Inc., Floating Rate Note, 11/24/17	3,922,552
7,015,000	1.73	Citigroup, Inc., Floating Rate Note, 4/27/18	7,039,889
4,691,000	2.74	Citigroup, Inc., Floating Rate Note, 5/15/18	4,750,533
1,500,000	2.03	Citigroup, Inc., Floating Rate Note, 6/7/19	1,513,965
3,140,000	2.05	Citigroup, Inc., Floating Rate Note, 7/30/18	3,160,630
3,840,000	1.60	Citizens Bank NA, Floating Rate Note, 3/2/20	3,843,084
3,340,000	1.77	Citizens Bank NA, Floating Rate Note, 5/26/20	3,342,979
3,675,000	1.69	Cooperatieve Rabobank UA New York, Floating Rate Note, 8/9/19	3,695,360
2,650,000	1.68	Danske Bank AS, Floating Rate Note, 9/6/19 (144A)	2,659,935
4,680,000		Discover Bank, 2.0%, 2/21/18	4,685,752
3,325,000		Discover Bank, 2.6%, 11/13/18	3,353,352
4,255,000		HSBC USA, Inc., 1.625%, 1/16/18	4,256,430
3,195,000		HSBC USA, Inc., 1.7%, 3/5/18	3,195,610
2,675,000	2.29	ING Bank NV, Floating Rate Note, 3/22/19 (144A)	2,709,644
100,000	1.79	ING Bank NV, Floating Rate Note, 8/15/19 (144A)	100,396
3,190,000	1.82	ING Bank NV, Floating Rate Note, 8/17/18 (144A)	3,209,006
1,250,000	N/A	International Bank for Reconstruction & Development, Floating Rate Note, 7/15/20	1,250,000
8,825,000	1.94	JPMorgan Chase & Co., Floating Rate Note, 1/25/18	8,870,952
3,800,000	1.56	JPMorgan Chase & Co., Floating Rate Note, 3/1/18	3,809,390
2,500,000	1.59	JPMorgan Chase & Co., Floating Rate Note, 4/25/18	2,508,345
2,875,000	1.60	JPMorgan Chase Bank NA, Floating Rate Note, 9/21/18	2,883,849
1,548,000	1.66	Lloyds Bank Plc, Floating Rate Note, 3/16/18	1,550,590
6,720,000	1.59	Lloyds Bank Plc, Floating Rate Note, 5/14/18	6,743,231
3,750,000	1.82	Lloyds Bank Plc, Floating Rate Note, 8/17/18	3,766,005
4,941,000	1.80	Macquarie Bank, Ltd., Floating Rate Note, 10/27/17 (144A)	4,949,311
2,800,000	2.22	Mizuho Bank, Ltd., Floating Rate Note, 10/20/18 (144A)	2,828,876
1,670,000	1.79	Mizuho Bank, Ltd., Floating Rate Note, 3/26/18 (144A)	1,674,998
513,000	1.60	Mizuho Bank, Ltd., Floating Rate Note, 9/25/17 (144A)	513,374
2,425,000	1.61	MUFG Americas Holdings Corp., Floating Rate Note, 2/9/18	2,425,781
3,350,000	1.67	Nordea Bank AB, Floating Rate Note, 5/29/20 (144A)	3,357,457
3,600,000	1.99	Nordea Bank AB, Floating Rate Note, 9/17/18 (144A)	3,628,429
4,515,000	1.77	Nordea Bank AB, Floating Rate Note, 9/30/19 (144A)	4,544,239
2,500,000	1.42	Royal Bank of Canada, Floating Rate Note, 10/13/17	2,501,615
3,115,000	1.48	Royal Bank of Canada, Floating Rate Note, 3/2/20	3,116,523
2,500,000	1.65	Royal Bank of Canada, Floating Rate Note, 7/29/19	2,510,170
1,325,000	1.71	Royal Bank of Canada, Floating Rate Note, 7/30/18	1,330,625
6,005,000	1.69	Skandinaviska Enskilda Banken AB, Floating Rate Note, 9/13/19 (144A)	6,027,152
2,980,000	1.70	Sumitomo Mitsui Banking Corp., Floating Rate Note, 1/11/19	2,988,481
2,975,000	1.60	Sumitomo Mitsui Banking Corp., Floating Rate Note, 1/16/18	2,981,994
3,279,000	1.69	Sumitomo Mitsui Banking Corp., Floating Rate Note, 10/19/18	3,287,588
3,115,000	1.61	Sumitomo Mitsui Trust Bank, Ltd., Floating Rate Note, 3/6/19 (144A)	3,115,249
3,750,000	1.59	Svenska Handelsbanken AB, Floating Rate Note, 9/6/19	3,766,286
1,471,000		The Bank of Nova Scotia, 1.45%, 4/25/18	1,469,491
761,000		The Bank of Nova Scotia, 1.7%, 6/11/18	761,992
2,525,000	1.42	The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 9/8/17 (144A)	2,525,422
4,145,000	1.58	The Toronto-Dominion Bank, Floating Rate Note, 1/18/19	4,157,468
3,860,000	1.69	The Toronto-Dominion Bank, Floating Rate Note, 7/23/18	3,875,784
2,600,000	1.68	The Toronto-Dominion Bank, Floating Rate Note, 8/13/19	2,617,729
3,650,000	1.44	US Bancorp, Floating Rate Note, 4/25/19	3,665,520
1,055,000	1.58	US Bank NA Cincinnati Ohio, Floating Rate Note, 4/26/19	1,059,350
3,125,000	2.26	Wells Fargo & Co., Floating Rate Note, 1/24/23	3,158,091
6,675,000	1.78	Wells Fargo & Co., Floating Rate Note, 4/23/18	6,704,043
			$223,761,177
		Regional Banks - 2.7%
3,065,000	1.74	BB&T Corp., Floating Rate Note, 1/15/20	$3,092,508
2,500,000		Branch Banking & Trust Co., 1.35%, 10/1/17	2,499,600
3,000,000	1.48	Branch Banking & Trust Co., Floating Rate Note, 1/15/20	3,008,589
1,520,000		Capital One NA, 1.5%, 3/22/18	1,517,205
1,250,000	1.71	Capital One NA, Floating Rate Note, 2/5/18	1,252,920
4,000,000	2.19	Capital One NA, Floating Rate Note, 8/17/18	4,028,708
4,000,000	1.88	Capital One NA, Floating Rate Note, 9/13/19	4,017,772
455,000	1.74	Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 9/27/19	457,669
3,532,000		KeyBank NA Cleveland Ohio, 1.65%, 2/1/18	3,534,292
5,350,000	1.57	KeyBank NA Cleveland Ohio, Floating Rate Note, 6/1/18	5,370,250
1,725,000		Manufacturers & Traders Trust Co., 1.45%, 3/7/18	1,724,486
2,400,000	1.34	Manufacturers & Traders Trust Co., Floating Rate Note, 7/25/17	2,400,288
1,820,000		PNC Bank NA, 1.5%, 2/23/18	1,820,076
890,000		PNC Bank NA, 1.6%, 6/1/18	890,770
1,615,000		PNC Bank NA, 1.85%, 7/20/18	1,616,843
7,630,000	1.50	PNC Bank NA, Floating Rate Note, 12/7/18	7,665,373
4,300,000	1.47	PNC Bank NA, Floating Rate Note, 6/1/18	4,315,652
2,500,000	1.33	PNC Bank NA, Floating Rate Note, 8/1/17	2,500,378
2,032,000		SunTrust Bank, 7.25%, 3/15/18	2,108,200
6,215,000	1.70	SunTrust Bank, Floating Rate Note, 1/31/20	6,254,689
4,500,000	2.00	UBS AG, Floating Rate Note, 3/26/18	4,520,300
2,965,000	1.36	US Bank NA Cincinnati Ohio, Floating Rate Note, 1/24/20	2,975,579
5,125,000	1.47	US Bank NA Cincinnati Ohio, Floating Rate Note, 1/26/18	5,131,734
4,603,000	1.62	US Bank NA Cincinnati Ohio, Floating Rate Note, 1/29/18	4,614,682
2,525,000	1.50	US Bank NA Cincinnati Ohio, Floating Rate Note, 8/23/17	2,525,409
6,485,000	1.89	Wells Fargo Bank NA, Floating Rate Note, 1/22/18	6,508,463
3,775,000	1.79	Wells Fargo Bank NA, Floating Rate Note, 5/24/19	3,806,533
3,035,000	1.65	Wells Fargo Bank NA, Floating Rate Note, 9/7/17	3,037,580
			$93,196,548
		Total Banks	$316,957,725
		Diversified Financials - 2.9%
		Multi-Sector Holdings - 0.2%
2,500,000	1.16	Berkshire Hathaway Finance Corp., Floating Rate Note, 8/14/17	$2,500,395
3,315,000	1.18	Berkshire Hathaway, Inc., Floating Rate Note, 8/6/18	3,318,958
			$5,819,353
		Consumer Finance - 1.2%
1,750,000	1.74	American Express Credit Corp., Floating Rate Note, 10/30/19	$1,760,224
3,115,000	1.65	American Express Credit Corp., Floating Rate Note, 3/3/20	3,121,959
3,235,000	1.50	American Express Credit Corp., Floating Rate Note, 5/3/19	3,244,197
2,700,000	1.46	American Express Credit Corp., Floating Rate Note, 9/22/17	2,701,145
2,953,000		American Honda Finance Corp., 1.55%, 12/11/17	2,954,533
2,570,000	1.43	American Honda Finance Corp., Floating Rate Note, 12/11/17	2,572,945
4,487,000	1.72	American Honda Finance Corp., Floating Rate Note, 9/20/17	4,491,290
3,275,000	1.94	Capital One Financial Corp., Floating Rate Note, 5/12/20	3,290,995
3,115,000		Capital One NA, 1.65%, 2/5/18	3,113,723
9,320,000	3.22	General Motors Financial Co, Inc., Floating Rate Note, 1/15/19	9,501,796
4,154,000	2.52	General Motors Financial Co, Inc., Floating Rate Note, 4/10/18	4,184,391
2,323,000	2.63	General Motors Financial Co, Inc., Floating Rate Note, 5/9/19	2,354,131
			$43,291,329
		Asset Management & Custody Banks - 0.5%
3,190,000		State Street Corp., 4.956%, 3/15/18	$3,260,477
3,000,000	2.08	State Street Corp., Floating Rate Note, 8/18/20	3,063,801
3,405,000		The Bank of New York Mellon Corp., 1.35%, 3/6/18	3,401,360
4,870,000		The Bank of New York Mellon Corp., 1.6%, 5/22/18	4,872,557
1,090,000	1.54	The Bank of New York Mellon Corp., Floating Rate Note, 3/6/18	1,092,753
1,047,000	1.59	The Bank of New York Mellon Corp., Floating Rate Note, 8/1/18	1,052,740
1,770,000		The Charles Schwab Corp., 1.5%, 3/10/18	1,770,492
			$18,514,180
		Investment Banking & Brokerage - 1.0%
3,130,000	1.89	Morgan Stanley, Floating Rate Note, 1/24/19	$3,152,417
4,325,000	1.74	Morgan Stanley, Floating Rate Note, 1/5/18	4,337,521
7,360,000	2.41	Morgan Stanley, Floating Rate Note, 2/1/19	7,471,445
2,800,000	1.21	Svensk Exportkredit AB, Floating Rate Note, 11/10/17	2,801,789
2,836,000		The Charles Schwab Corp., 2.2%, 7/25/18	2,850,534
3,115,000		The Charles Schwab Corp., 6.375%, 9/1/17	3,138,475
2,703,000	2.17	The Goldman Sachs Group, Inc., Floating Rate Note, 10/23/19	2,736,839
3,325,000	2.28	The Goldman Sachs Group, Inc., Floating Rate Note, 11/15/18	3,359,553
1,827,000	1.93	The Goldman Sachs Group, Inc., Floating Rate Note, 12/15/17	1,831,622
3,470,000	2.24	The Goldman Sachs Group, Inc., Floating Rate Note, 4/30/18	3,496,441
			$35,176,636
		Financial Exchanges & Data - 0.0% †
700,000	1.41	Moody's Corp., Floating Rate Note, 9/4/18	$701,719
		Total Diversified Financials	$103,503,217
		Insurance - 6.0%
		Life & Health Insurance - 1.0%
5,215,000	N/A	AIG Global Funding, Floating Rate Note, 7/2/20 (144A)	$5,221,154
2,065,000		Jackson National Life Global Funding, 4.7%, 6/1/18 (144A)	2,118,680
5,159,000	1.74	Jackson National Life Global Funding, Floating Rate Note, 10/13/17 (144A)	5,165,815
2,940,000	1.70	Metropolitan Life Global Funding I, Floating Rate Note, 12/19/18 (144A)	2,952,727
4,885,000		Pricoa Global Funding I, 1.35%, 8/18/17 (144A)	4,883,940
2,650,000		Principal Life Global Funding II, 1.5%, 9/11/17 (144A)	2,649,796
7,370,000	1.55	Principal Life Global Funding II, Floating Rate Note, 12/1/17 (144A)	7,382,219
2,481,000	1.35	Principal Life Global Funding II, Floating Rate Note, 5/21/18 (144A)	2,483,399
800,000	1.82	Prudential Financial, Inc., Floating Rate Note, 8/15/18	805,250
			$33,662,980
		Multi-line Insurance - 0.7%
3,210,000		American International Group, Inc., 5.85%, 1/16/18	$3,281,840
5,090,000	1.64	Metropolitan Life Global Funding I, Floating Rate Note, 6/12/20 (144A)	5,092,092
1,695,000		New York Life Global Funding, 1.3%, 10/30/17 (144A)	1,694,185
3,143,000		New York Life Global Funding, 1.45%, 12/15/17 (144A)	3,141,237
3,419,000	1.54	New York Life Global Funding, Floating Rate Note, 10/24/19 (144A)	3,438,478
8,050,000	1.53	New York Life Global Funding, Floating Rate Note, 12/15/17 (144A)	8,059,129
1,250,000	1.33	New York Life Global Funding, Floating Rate Note, 7/6/18 (144A)	1,251,842
			$25,958,803
		Reinsurance - 4.3%
1,500,000		Ailsa, Variable Rate Notes, 6/15/18 (d) (e)	$1,431,150
2,500,000	6.13	Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)	2,534,750
2,000,000	0.50	Alamo Re, Ltd., Floating Rate Note, 6/8/20 (Cat Bond) (144A)	2,002,400
1,500,000	3.12	Aozora Re, Ltd., Floating Rate Note, 4/7/21 (Cat Bond) (144A)	1,512,075
500,000	3.36	Aozora Re, Ltd., Floating Rate Note, 4/7/23 (Cat Bond) (144A)	507,500
500,000		Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (d) (e)	24,300
750,000		Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/17 (d) (e)	97,875
1,500,000	4.34	Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)	1,524,900
1,250,000		Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (d) (e)	59,375
1,250,000		Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (d) (e)	1,287,750
2,650,000	4.70	Bonanza RE, Ltd., Floating Rate Note, 12/31/19 (Cat Bond) (144A)	2,637,015
750,000	4.47	Bosphorus, Ltd., Floating Rate Note, 8/17/18 (Cat Bond) (144A)	761,325
2,250,000	5.85	Caelus Re IV, Ltd., Floating Rate Note, 3/6/20 (Cat Bond) (144A)	2,344,725
1,000,000	0.50	Caelus Re V, Ltd., Floating Rate Note, 6/5/20 (Cat Bond) (144A)	1,000,400
1,250,000	0.50	Caelus Re V, Ltd., Floating Rate Note, 6/5/20 (Cat Bond) (144A)	1,255,750
750,000		Carnoustie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (d) (e)	81,150
2,000,000		Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (d) (e)	2,049,800
2,500,000		Casablanca Re, Variable Rate Notes, 6/4/20 (d) (e)	2,502,000
2,500,000	0.50	Cranberry Re, Ltd., Floating Rate Note, 7/13/20 (Cat Bond)	2,496,750
1,000,000	4.02	Cranberry Re, Ltd., Floating Rate Note, 7/6/18 (Cat Bond) (144A)	1,015,400
1,000,000		Cypress Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/10/17 (d) (e)	912,500
2,000,000	3.20	East Lane Re VI, Ltd., Floating Rate Note, 3/14/18 (Cat Bond) (144A)	1,997,000
1,274,130		Eden Re II, Ltd., 3/22/21 (d) (e)	1,316,049
1,750,000		Eden Re II, Ltd., 3/22/21 (144A) (d) (e)	1,807,050
1,131		Eden Re II, Variable Rate Notes, 4/23/19 (d) (e)	90,664
1,250,000	5.51	Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)	1,250,625
1,500,000	7.34	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)	1,504,350
2,500,000	6.34	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)	2,495,750
1,900,000	5.48	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)	1,889,930
2,000,000	6.26	Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)	2,002,200
1,250,000	7.26	Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)	1,262,375
175,000	0.60	Gator Re, Ltd., Floating Rate Note, 1/9/20 (Cat Bond) (144A)	2
1,300,000		Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (d) (e)	152,360
2,650,000	2.52	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)	2,636,485
1,500,000		Gulfstream, Variable Rate Notes, 6/12/18 (d) (e)	1,412,100
2,600,000		Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (d) (e)	56,680
3,000,000		Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (d) (e)	3,159,300
2,500,000	4.26	Integrity Re, Ltd., Floating Rate Note, 6/10/20 (Cat Bond) (144A)	2,500,000
500,000	0.50	Integrity Re, Ltd., Floating Rate Note, 6/10/20 (Cat Bond) (144A)	500,300
3,000,000	7.12	Kilimanjaro II Re, Ltd., Floating Rate Note, 4/20/21 (Cat Bond) (144A)	3,038,700
1,700,000	8.62	Kilimanjaro II Re, Ltd., Floating Rate Note, 4/21/22 (Cat Bond) (144A)	1,712,580
2,350,000	4.50	Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)	2,388,775
2,000,000	9.41	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)	1,995,600
2,500,000	7.25	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)	2,526,750
3,300,000	5.50	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	3,289,110
1,000,000	5.25	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	999,100
1,500,000		Kingsbarns Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 5/15/18 (d) (e)	1,429,050
1,800,000	3.03	Kizuna Re II, Ltd., Floating Rate Note, 4/6/18 (Cat Bond) (144A)	1,802,700
1,250,000		Lahinch Re, Variable Rate Notes, 5/10/21 (d) (e)	22,250
1,600,000		Lahinch Re, Variable Rate Notes, 5/10/22 (d) (e)	1,571,680
850,000		Limestone Re, Ltd., 8/31/21 (d) (e)	861,050
500,000		Limestone Re, Ltd., 8/31/21 (d) (e)	506,500
4,000,000	4.05	Long Point Re III, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)	4,026,800
750,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d) (e)	4,350
2,500,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (d) (e)	140,000
2,500,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/20 (d) (e)	2,550,250
2,000,000		Madison Re. Variable Rate Notes, 3/31/19 (d) (e)	2,038,200
2,500,000		Madison Re. Variable Rate Notes, 3/31/19 (d) (e)	158,750
2,600,000	0.00	MetroCat Re, Ltd., Floating Rate Note, 5/8/20 (Cat Bond) (144A)	2,601,560
2,500,000	3.25	Nakama Re, Ltd., Floating Rate Note, 10/13/21 (Cat Bond) (144A)	2,538,500
1,000,000	0.00	Northshore Re II, Ltd., Floating Rate Note, 7/6/20 (Cat Bond) (144A)	997,900
500,000		Oakmont, Variable Rate Notes, 4/13/18 (d) (e)	461,300
2,500,000		Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (d) (e)	11,250
2,800,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (d) (e)	215,320
1,500,000		Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (d) (e)	80,700
2,000,000		Pangaea Re, Series 2017-1, Principal at Risk Notes, 11/30/21 (d) (e)	2,078,400
1,500,000		Pangaea Re, Series 2017-3, Principal at Risk Notes, 5/31/22 (d) (e)	1,504,200
2,500,000		Pangaea Re., Variable Rate Notes, 2/1/20 (d) (e)	229,750
3,500,000	5.15	PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)	3,513,650
3,000,000		Pinehurst Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (d) (e)	2,913,600
800,000		Port Rush RE, Variable Rate Notes, 6/15/18 (d) (e)	743,840
1,500,000	6.73	Queen Street X Re, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)	1,496,400
1,750,000	7.13	Queen Street XI Re Dac, Floating Rate Note, 6/7/19 (Cat Bond) (144A)	1,759,100
750,000	3.56	Residential Reinsurance 2014, Ltd., Floating Rate Note, 6/6/18 (Cat Bond) (144A)	752,325
1,000,000	6.95	Residential Reinsurance 2015, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)	1,023,100
250,000	0.00	Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/20 (Cat Bond) (144A)	236,500
2,000,000	3.93	Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)	1,966,800
1,850,000	0.50	Residential Reinsurance 2017, Ltd., Floating Rate Note, 6/6/21 (Cat Bond) (144A)	1,834,090
2,500,000		Resilience Re, Ltd., 1/12/18 (d) (e)	2,392,500
2,500,000		Resilience Re, Ltd., 9/30/17 (d) (e)	53,750
2,000,000		Resilience Re, Ltd., 4/7/18 (d) (e)	1,833,800
2,500,000		Resilience Re, Ltd., Floating Rate Note, 1/9/19 (d) (e)	2,500,000
1,500,000		Resilience Re, Ltd., Floating Rate Note, 1/9/19 (d) (e)	1,500,000
3,000,000	3.75	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)	2,994,300
1,250,000		Sector Re V, Ltd., 3/1/22 (144A) (d) (e)	1,261,875
500,000		Sector Re V, Ltd., 12/1/21 (144A) (d) (e)	525,200
2,018		Sector Re V, Ltd., 3/1/21 (d) (e)	155,102
2,369		Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (d) (e)	17,574
2,500,000		Shenandoah 2017-1 Segregated Account (Artex), Variable Rate Notes, 7/7/17 (d) (e)	2,500,000
1,000,000		Silverton Re, Ltd., 9/18/19 (144A) (d) (e)	1,074,900
1,000,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (d) (e)	48,800
2,500,000	3.03	Skyline Re, Ltd., Floating Rate Note, 1/6/20 (Cat Bond)	2,492,000
1,250,000		St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (d) (e)	1,315,750
1,737,984		St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 6/1/19 (d) (e)	1,747,195
1,250,000		St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (d) (e)	175,750
1,000,000		Sunningdale Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (d) (e)	944,200
750,000	5.75	Tradewynd Re, Ltd., Floating Rate Note, 1/8/18 (Cat Bond) (144A)	748,650
250,000	8.58	Tramline Re II, Ltd., Floating Rate Note, 1/4/19 (Cat Bond) (144A)	251,125
1,750,000	4.00	Tramline Re II, Ltd., Floating Rate Note, 7/7/17 (Cat Bond) (144A)	1,748,250
1,800,000	4.53	Ursa Re, Ltd., Floating Rate Note, 12/10/19 (Cat Bond) (144A)	1,805,940
2,000,000	0.00	Ursa Re, Ltd., Floating Rate Note, 5/27/20 (Cat Bond) (144A)	2,001,800
2,700,000		Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (d) (e)	117,990
2,600,000		Versutus 2017, Class A, Variable Rate Notes, 11/30/21 (d) (e)	2,667,340
3,800,000	2.01	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)	3,789,360
1,000,000	3.15	Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)	1,017,100
2,000,000	2.47	Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)	2,018,000
			$151,790,841
		Total Insurance	$211,412,624
		Software & Services - 0.1%
		Systems Software - 0.1%
2,910,000		Oracle Corp., 1.2%, 10/15/17	$2,908,548
1,937,000	1.35	Oracle Corp., Floating Rate Note, 7/7/17	1,937,012
			$4,845,560
		Total Software & Services	$4,845,560
		Technology Hardware & Equipment - 0.1%
		Technology Hardware, Storage & Peripherals - 0.1%
2,650,000	2.01	Apple, Inc., Floating Rate Note, 2/22/19	$2,683,430
		Total Technology Hardware & Equipment	$2,683,430
		Semiconductors & Semiconductor Equipment - 0.1%
		Semiconductors - 0.1%
1,845,000		Altera Corp., 2.5%, 11/15/18	$1,868,603
3,335,000	1.56	QUALCOMM, Inc., Floating Rate Note, 5/20/19	3,345,422
			$5,214,025
		Total Semiconductors & Semiconductor Equipment	$5,214,025
		Telecommunication Services - 0.3%
		Integrated Telecommunication Services - 0.3%
2,560,000		AT&T, Inc., 1.4%, 12/1/17	$2,557,875
2,550,000	1.96	AT&T, Inc., Floating Rate Note, 11/27/18	2,572,583
2,400,000	1.79	AT&T, Inc., Floating Rate Note, 3/11/19	2,411,688
2,990,000	1.74	Deutsche Telekom International Finance BV, Floating Rate Note, 1/17/20 (144A)	2,998,217
			$10,540,363
		Total Telecommunication Services	$10,540,363
		Utilities - 1.1%
		Electric Utilities - 0.8%
1,840,000		American Electric Power Co., Inc., 1.65%, 12/15/17	$1,840,201
1,631,000		Commonwealth Edison Co., 5.8%, 3/15/18	1,677,288
1,147,000		Duke Energy Corp., 2.1%, 6/15/18	1,151,441
7,095,000	1.25	Duke Energy Progress LLC, Floating Rate Note, 11/20/17	7,098,817
517,000		NextEra Energy Capital Holdings, Inc., 2.056%, 9/1/17	517,241
4,463,000		Northern States Power Co., 5.25%, 3/1/18	4,571,643
2,335,000		Ohio Power Co., 6.05%, 5/1/18	2,416,870
6,145,000		PECO Energy Co., 5.35%, 3/1/18	6,294,391
3,245,000		PPL Capital Funding, Inc., 1.9%, 6/1/18	3,248,488
600,000		Southwestern Electric Power Co., 5.875%, 3/1/18	616,122
			$29,432,502
		Gas Utilities - 0.2%
3,754,000		Kinder Morgan Finance Co LLC, 6.0%, 1/15/18 (144A)	$3,831,952
1,501,000		Panhandle Eastern Pipe Line Co LP, 7.0%, 6/15/18	1,568,760
			$5,400,712
		Multi-Utilities - 0.1%
3,576,000		Dominion Energy, Inc., 1.4%, 9/15/17	$3,575,843
1,750,000		Dominion Energy, Inc., 1.6%, 8/15/19	1,735,178
			$5,311,021
		Total Utilities	$40,144,235
		TOTAL CORPORATE BONDS
		(Cost $953,256,406)	$956,097,466

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.0%
257		Fannie Mae, 7.0%, 10/1/17	$257
14,344	3.15	Fannie Mae, Floating Rate Note, 1/1/48	15,083
8,534	2.99	Fannie Mae, Floating Rate Note, 10/1/32	8,724
3,433	2.69	Fannie Mae, Floating Rate Note, 11/1/23	3,541
21,342	2.92	Fannie Mae, Floating Rate Note, 2/1/34	21,475
13,086	2.68	Fannie Mae, Floating Rate Note, 9/1/32	13,817
2,645,000	1.26	Federal Farm Credit Banks, Floating Rate Note, 10/17/17	2,647,158
3,890	2.88	Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/23	3,981
13,033	3.50	Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/33	13,537
5,447	3.12	Federal Home Loan Mortgage Corp., Floating Rate Note, 6/1/35	5,454
6,199	2.38	Government National Mortgage Association II, Floating Rate Note, 1/20/22	6,332
47,480,000	1.17	U.S. Treasury Note, Floating Rate Note, 10/31/17	47,509,156
2,550,000		U.S. Treasury Notes, 0.625%, 11/30/17	2,544,739
45,275,000	1.27	United States Treasury Floating Rate Note, Floating Rate Note, 1/31/18	45,352,601
46,790,000	1.14	United States Treasury Floating Rate Note, Floating Rate Note, 1/31/19	46,853,073
45,510,000	1.18	United States Treasury Floating Rate Note, Floating Rate Note, 10/31/18	45,590,371
45,075,000	1.20	United States Treasury Floating Rate Note, Floating Rate Note, 4/30/18	45,151,628
45,595,000	1.18	United States Treasury Floating Rate Note, Floating Rate Note, 7/31/18	45,677,025
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $281,197,561)	$281,417,952

		MUNICIPAL BONDS - 0.1% (f)
		Municipal Development - 0.1%
1,650,000	0.90	Lower Neches Valley Authority Industrial Development Corp., Floating Rate Note, 11/1/38	$1,650,000
2,095,000	1.00	Mississippi Business Finance Corp., Floating Rate Note, 12/1/30	2,095,000
			$3,745,000
		Municipal Student Loan - 0.0% †
511,699	2.06	Louisiana Public Facilities Authority, Floating Rate Note, 4/26/27	$510,865

		TOTAL MUNICIPAL BONDS
		(Cost $4,258,761)	$4,255,865

		SENIOR FLOATING RATE LOAN INTERESTS - 4.8% **
		Energy - 0.1%
		Oil & Gas Storage & Transportation - 0.1%
1,000,000	3.83	Energy Transfer Equity LP, Loan, 2/2/24	$996,339
899,489	6.55	Gulf Finance LLC, Tranche B Term Loan, 8/17/23	843,271
			$1,839,610
		Total Energy	$1,839,610
		Materials - 0.1%
		Commodity Chemicals - 0.0% †
374,627	4.80	Tronox Pigments Holland BV, New Term Loan, 3/19/20	$377,653
		Diversified Chemicals - 0.0% †
916,716	4.06	Tata Chemicals North America, Inc., Term Loan, 8/7/20	$916,143
316,608	3.57	The Chemours Co., Tranche B-1 US$ Term Loan, 5/12/22	318,191
			$1,234,334
		Specialty Chemicals - 0.1%
796,867	3.00	Axalta Coating Systems US Holdings, Inc., Term B-2 Dollar Loan, 6/30/24	$800,404
246,252	3.38	PolyOne Corp., Term B-2 Loan, 11/12/22	248,457
407,046	5.48	PQ Corp., First Amendment Tranche B-1 Term Loan, 11/4/22	411,556
473,757	3.17	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21	475,682
			$1,936,099
		Construction Materials - 0.0% †
350,000	5.05	Unifrax I LLC, Term Loan (First Lien), 3/30/24	$353,938
		Diversified Metals & Mining - 0.0% †
496,250	5.50	Global Brass & Copper, Inc., Term Loan (First Lien), 6/30/23	$498,099
		Steel - 0.0% †
137,741	4.67	TMS International Corp., Term B Loan, 10/2/20	$138,430
495,013	4.79	Zekelman Industries, Inc., Term Loan, 6/8/21	499,550
			$637,980
		Total Materials	$5,038,103
		Capital Goods - 0.4%
		Aerospace & Defense - 0.2%
1,411,096	3.98	DigitalGlobe, Inc., Term Loan, 12/22/23	$1,414,623
696,500	3.50	Leidos Innovations Corp., B Term Loan, 6/9/23	702,507
1,211,368	6.05	The SI Organization, Inc., Term Loan (First Lien), 11/19/19	1,229,160
1,257,592	4.28	TransDigm, Inc., Tranche C Term Loan, 2/28/20	1,259,636
1,231,664	3.80	Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21	1,194,714
			$5,800,640
		Building Products - 0.1%
952,938	4.00	Armstrong World Industries, Inc., Term Loan B, 2/23/23	$957,107
687,750	3.96	Beacon Roofing Supply, Inc., Initial Term Loan, 9/25/22	691,690
613,729	3.98	Quikrete Holdings, Inc., Initial Loan (First Lien), 11/3/23	613,303
			$2,262,100
		Electrical Components & Equipment - 0.1%
1,293,508	3.73	Dell International LLC, New Term B Loan, 9/7/23	$1,300,322
473,813	3.88	Diebold Nixdorf, Inc., New Dollar Term B Loan, 11/6/23	476,478
1,536,873	3.62	Southwire Co., Term Loan, 1/31/21	1,543,277
661,771	6.70	WireCo WorldGroup, Inc., Initial Term Loan (First Lien), 7/22/23	668,113
			$3,988,190
		Industrial Conglomerates - 0.0% †
223,100	4.80	AVSC Holding Corp., New Term Loan (First Lien), 4/25/24	$223,100
450,729	4.23	Milacron LLC, Term B Loan, 9/25/23	452,419
			$675,519
		Construction & Farm Machinery & Heavy Trucks - 0.0% †
199,500	3.93	Clark Equipment Co., Tranche B Term Loan, 5/11/24	$200,155
301,835	3.73	Terex Corp., U.S. Term Loan (2017), 1/31/24	303,658
			$503,813
		Industrial Machinery - 0.0% †
195,089	4.55	Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20	$195,772
736,625	5.48	NN, Inc., Tranche B Term Loan, 10/19/22	736,510
			$932,282
		Trading Companies & Distributors - 0.0% †
209,009	4.49	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$209,727
		Total Capital Goods	$14,372,271
		Commercial Services & Supplies - 0.1%
		Environmental & Facilities Services - 0.0% †
146,625	4.05	Waste Industries USA, Inc., Term B Loan, 2/27/20	$147,450
		Office Services & Supplies - 0.0% †
460,359	3.75	West Corp., Refinanced Term B-12 Loan, 6/17/23	$461,107
		Security & Alarm Services - 0.1%
1,284,695	5.23	Garda World Security Corp., Term B Loan, 5/3/24	$1,292,724
		Human Resource & Employment Services - 0.0% †
972,951	3.29	On Assignment, Inc., Tranche B-2 Term Loan, 6/5/22	$981,667
		Total Commercial Services & Supplies	$2,882,948
		Transportation - 0.1%
		Air Freight & Logistics - 0.0% †
193,000	5.55	Syncreon Group BV, Term Loan, 9/26/20	$170,322
		Airlines - 0.1%
490,000	3.12	American Airlines, Inc., 2017 Replacement Term Loan (New), 10/10/21	$490,184
2,449,004	3.22	American Airlines, Inc., 2017 Replacement Term Loan, 6/27/20	2,449,771
294,750	3.73	Delta Air Lines Inc., Term Loan (First Lien), 8/24/22	297,513
716,250	3.62	Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18	720,391
240,023	3.42	United Airlines, Inc., Term Loan (First Lien), 4/1/24	241,194
			$4,199,053
		Total Transportation	$4,369,375
		Automobiles & Components - 0.2%
		Auto Parts & Equipment - 0.1%
429,735	3.22	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$432,812
1,143,450	3.47	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3/9/24	1,139,019
980,000	6.23	BBB Industries US, Initial Term Loan, 10/15/21	990,706
796,099	3.98	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22	797,094
1,024,193	3.88	Tower Automotive Holdings USA LLC, Initial Term Loan, 3/6/24	1,026,113
291,667	3.55	Visteon Corp., Tranche B Loan (First Lien), 4/8/21	293,216
			$4,678,960
		Tires & Rubber - 0.0% †
266,667	3.12	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$269,055
		Automobile Manufacturers - 0.1%
1,669,364	3.16	Chrysler Group LLC, Tranche B Term Loan, 12/29/18	$1,679,277
		Total Automobiles & Components	$6,627,292
		Consumer Durables & Apparel - 0.1%
		Housewares & Specialties - 0.1%
550,722	3.98	Prestige Brands, Inc., Term B-4 Loan, 1/20/24	$554,016
992,513	4.23	Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 2/5/23	995,769
			$1,549,785
		Leisure Products - 0.0% †
750,000	6.30	Bass Pro Group LLC, Initial Term Loan, 11/16/23	$730,514
		Apparel, Accessories & Luxury Goods - 0.0% †
374,853	3.73	Hanesbrands, Inc., New Term B Loan, 4/15/22	$378,365
		Total Consumer Durables & Apparel	$2,658,664
		Consumer Services - 0.4%
		Casinos & Gaming - 0.1%
750,000	3.72	CityCenter Holdings LLC, Term B Loan, 4/10/24	$752,143
3,333	4.30	Pinnacle Entertainment, Inc., Term Loan (First Lien), 3/30/23	3,357
1,535,250	5.11	Scientific Games International, Inc., Initial Term B-3 Loan, 10/1/21	1,552,247
			$2,307,747
		Hotels, Resorts & Cruise Lines - 0.0% †
373,125	3.73	Four Seasons Holdings Inc., Term Loan, 6/27/20	$377,289
1,283,691	3.22	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 10/25/23	1,288,950
274,599	3.98	Sabre GLBL, Inc., 2017 Incremental Term Loan, 2/16/24	276,879
			$1,943,118
		Leisure Facilities - 0.1%
882,000	3.48	Cedar Fair LP, U.S. Term B Loan, 4/7/24	$891,151
420,019	5.48	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20	426,232
986,278	3.23	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22	996,604
			$2,313,987
		Restaurants - 0.1%
1,439,143	3.21	KFC Holding Co., Term B Loan, 6/2/23	$1,456,046
220,784	3.91	Landry's, Inc., B Term Loan, 9/22/23	220,392
815,221	4.56	PF Chang's China Bistro, Inc., Term Borrowing, 7/2/19	811,145
			$2,487,583
		Education Services - 0.0% †
1,920,856	3.48	Bright Horizons Family Solutions, Term Loan (First Lien), 11/30/23	$1,934,461
		Specialized Consumer Services - 0.1%
474,874	5.64	Allied Universal Holdco LLC, Initial Term Loan (First Lien), 7/28/22	$476,536
597,000	4.66	Creative Artists Agency LLC, Refinancing Term Loan, 2/9/24	601,571
522,378	3.97	Prime Security Services Borrower LLC, 2016-2 Refinancing Term B-1 Loan (First Lien), 5/2/22	524,151
376,921	4.53	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20	364,387
			$1,966,645
		Total Consumer Services	$12,953,541
		Media - 0.7%
		Broadcasting - 0.2%
270,198	4.72	CBS Radio, Inc., Term B Loan, 10/7/23	$272,350
656,250	3.46	CSC Holdings LLC, March 2017 Refinancing Term Loan, 7/17/25	655,225
213,124	4.70	Entercom Radio LLC, Term B Loan, 11/1/23	214,350
997,356	3.55	Gray Television, Inc., Term B-2 Loan, 2/7/24	1,005,086
497,500	3.10	Nielsen Finance LLC, Class B-4 Term Loan, 10/4/23	498,574
484,887	3.43	Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20	486,402
2,281,366	3.48	Sinclair Television Group, Inc., Tranche B Term Loan, 1/31/24	2,286,824
91,994	4.71	Tribune Media Co., Term B Loan, 12/27/20	92,756
1,146,591	4.23	Tribune Media Co., Term C Loan, 1/18/24	1,156,086
645,792	3.98	Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, 3/15/24	635,097
			$7,302,750
		Cable & Satellite - 0.3%
1,272,000	3.23	Charter Communications Operating LLC, Term F-1 Loan, 1/3/21	$1,277,035
987,500	3.48	Charter Communications Operating LLC, Term I-1 Loan, 1/15/24	992,369
521,732	4.00	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19	518,037
247,423	3.69	MCC Iowa LLC, Tranche H Term Loan, 1/29/21	249,122
1,358,096	3.44	Mediacom Illinois LLC, Tranche K Term Loan, 2/19/24	1,367,858
1,000,000	2.25	Unitymedia Finance LLC, Term Loan (First Lien), 9/30/25	998,646
800,000	3.91	UPC Financing Partnership, Facility AP, 4/15/25	801,900
2,450,000	3.66	Ziggo Secured Finance Partnership, Term Loan (First Lien), 4/25/25	2,429,481
			$8,634,448
		Movies & Entertainment - 0.2%
498,750	3.47	AMC Entertainment Holdings, Inc., 2016 Incremental Term Loan, 12/15/23	$500,309
1,424,811	3.46	AMC Entertainment, Inc., Initial Term Loan, 4/30/20	1,430,600
490,566	3.79	Kasima LLC, Term Loan, 5/17/21	493,428
1,255,528	3.32	Live Nation Entertainment, Inc., Term Loan (First Lien), 10/27/23	1,262,201
399,000	4.65	NVA Holdings, Inc., Term B-2 Loan (First Lien), 8/14/21	402,429
995,248	3.73	Rovi Solutions Corp., Term B Loan, 7/2/21	997,612
576,000	4.05	Seminole Hard Rock Entertainment, Inc., Term Loan, 5/14/20	579,000
821,620	3.72	WMG Acquisition Corp., Tranche D Term Loan, 11/1/23	822,904
			$6,488,483
		Publishing - 0.0% †
481,358	3.58	MTL Publishing LLC, Term B-5 Loan, 8/20/23	$482,353
678,645	0.00	Quincy Media, Inc., Term Loan B, 10/19/22	683,311
			$1,165,664
		Total Media	$23,591,345
		Retailing - 0.2%
		Home Improvement Retail - 0.1%
1,188,043	4.50	Apex Tool Group LLC, Term Loan, 2/1/20	$1,158,342
		Specialty Stores - 0.0% †
959,539	3.91	Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 1/28/23	$958,597
		Automotive Retail - 0.1%
1,303,327	3.30	Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/22	$1,300,395
199,179	3.55	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 10/28/23	199,521
1,056,759	4.84	CWGS Group LLC, Term Loan, 11/3/23	1,063,760
420,223	3.98	The Hertz Corp., Tranche B-1 Term Loan, 6/30/23	419,665
			$2,983,341
		Homefurnishing Retail - 0.0% †
570,762	4.77	Serta Simmons Bedding LLC, Initial Term Loan (First Lien), 10/21/23	$570,643
		Total Retailing	$5,670,923
		Food & Staples Retailing - 0.0% †
		Food Retail - 0.0% †
496,259	4.29	Albertson's LLC, 2017-1 Term B-5 Loan, 12/21/22	$490,715
1,047,076	4.25	Albertson's LLC, 2017-1 Term B-6 Loan, 6/22/23	1,036,687
			$1,527,402
		Total Food & Staples Retailing	$1,527,402
		Food, Beverage & Tobacco - 0.3%
		Agricultural Products - 0.1%
1,432,325	3.73	Darling International, Inc., Term B USD Loan, 12/19/20	$1,445,306
		Packaged Foods & Meats - 0.2%
533,425	3.48	B&G Foods, Inc., Tranche B-2 Term Loan, 11/2/22	$536,854
2,394,000	5.75	JBX USA, Term Loan (First Lien), 10/30/22	2,336,769
2,148,039	3.23	Pinnacle Foods Finance LLC, Initial Term Loan, 1/30/24	2,157,437
2,500,000	3.47	Post Holdings, Inc., Series A Incremental Term Loan, 5/17/24	2,506,250
			$7,537,310
		Total Food, Beverage & Tobacco	$8,982,616
		Household & Personal Products - 0.1%
		Household Products - 0.0% †
541,904	3.17	Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 6/23/22	$544,478
		Personal Products - 0.1%
300,000	5.16	Albea Beauty Holdings SA, Term Loan (First Lien), 4/12/24	$300,750
2,024,850	4.73	Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23	1,892,813
235,128	4.80	The Nature's Bounty Co., Dollar Term B-1 Loan, 5/5/23	235,686
			$2,429,249
		Total Household & Personal Products	$2,973,727
		Health Care Equipment & Services - 0.4%
		Health Care Equipment - 0.0% †
621,875	3.80	ConvaTec Healthcare D Sarl, Term B Loan, 10/14/23	$625,762
		Health Care Supplies - 0.1%
1,145,000	4.55	Kinetic Concepts, Inc., Dollar Term Loan, 2/1/24	$1,140,944
982,538	4.15	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5/15/22	980,695
			$2,121,639
		Health Care Services - 0.1%
461,954	3.98	DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21	$465,212
1,745,301	4.30	Envision Healthcare Corp., Initial Term Loan, 11/17/23	1,754,900
894,250	3.98	Jaguar Holding Co II, 2017 Term Loan, 8/18/22	895,438
488,636	4.30	National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21	490,570
			$3,606,120
		Health Care Facilities - 0.2%
20,068	4.05	CHS, Incremental 2019 Term G Loan, 12/31/19	$20,063
36,988	4.15	CHS, Incremental 2021 Term H Loan, 1/27/21	36,975
1,947,087	3.23	HCA, Inc., Tranche B-9 Term Loan, 3/10/23	1,954,523
425,861	5.30	Iasis Healthcare LLC, Term Loan (First Lien), 4/28/21	428,948
1,077,789	4.69	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	1,084,301
1,493,891	4.65	Select Medical Corp., Term Loan (First Lien), 2/13/24	1,507,889
439,926	4.73	Vizient, Inc., Term B-3 Loan, 2/13/23	444,601
			$5,477,300
		Managed Health Care - 0.0% †
742,500	7.25	Prospect Medical Holdings, Inc., Term Loan, 6/20/22	$751,317
		Health Care Technology - 0.0% †
1,386,633	3.98	Change Healthcare Holdings LLC, Closing Date Term Loan, 2/3/24	$1,388,582
		Total Health Care Equipment & Services	$13,970,720
		Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
		Biotechnology - 0.0% †
1,096,815	3.97	Alkermes, Inc., 2021 Term Loan, 9/25/19	$1,105,041
1,000,000	0.00	Inventiv Group Holdings, Inc., Term Loan (First Lien), 6/24/24	1,003,125
			$2,108,166
		Pharmaceuticals - 0.2%
237,319	5.50	Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21	$178,434
1,075,000	5.50	Endo Luxembourg Finance I Co Sarl, Term Loan (First Lien), 4/12/24	1,085,330
523,688	3.44	Grifols Worldwide Operations USA, Inc., Tranche B Term Loan, 1/23/25	525,129
889,594	4.05	Mallinckrodt International Finance SA, 2017 Term B Loan, 9/24/24	888,260
296,613	4.50	Patheon Holdings I BV, Tranche B Dollar Term Loan, 4/4/24	297,663
1,808,866	3.30	RPI Finance Trust, Initial Term Loan B-6, 3/17/23	1,817,770
1,350,549	5.83	Valeant Pharmaceuticals, Series F-1, 3/11/22	1,370,338
			$6,162,924
		Life Sciences Tools & Services - 0.0% †
494,962	5.91	Albany Molecular Research, Inc., Term Loan, 7/14/21	$497,953
		Total Pharmaceuticals, Biotechnology & Life Sciences	$8,769,043
		Diversified Financials - 0.3%
		Other Diversified Financial Services - 0.1%
717,463	4.54	Altisource Solutions Sarl, Term B Loan, 12/9/20	$624,193
296,815	3.91	AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18	297,465
1,292,032	3.55	Delos Finance Sarl, Loan, 10/6/23	1,300,222
1,885,243	3.29	Fly Funding II Sarl, Loan, 8/9/19	1,890,742
480,000	5.55	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	467,100
142,116	6.08	Ocwen Loan Servicing LLC, Restatement Effective Date Term Loan, 12/5/20	141,449
			$4,721,171
		Specialized Finance - 0.1%
1,456,754	3.50	Restaurant Brands, Term Loan (First Lien), 2/17/24	$1,456,451
829,449	3.48	SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21	832,352
			$2,288,803
		Asset Management & Custody Banks - 0.0% †
425,000	2.75	Fortress Investment Group LLC, Term Loan (First Lien), 6/12/22	$428,010
		Diversified Capital Markets - 0.1%
1,000,000	3.96	Avolon TLB Borrower 1 US LLC, Initial Term B-2 Loan, 1/20/22	$1,010,006
1,594,274	3.46	Outfront Media Capital LLC, Term Loan, 3/10/24	1,602,744
			$2,612,750
		Total Diversified Financials	$10,050,734
		Insurance - 0.1%
		Life & Health Insurance - 0.0% †
738,964	6.93	Integro, Ltd., Initial Term Loan (First Lien), 10/9/22	$740,811
		Multi-line Insurance - 0.0% †
71,038	4.42	Alliant Holdings Intermediate LLC, Initial Term Loan, 7/28/22	$71,265
		Property & Casualty Insurance - 0.1%
997,500	6.30	Acrisure LLC, Term Loan (First Lien), 11/3/23	$1,008,877
574,941	6.54	Confie Seguros Holding II Co., Term B Loan, 4/13/22	569,371
350,000	4.18	USI, Inc. New York, Initial Term Loan, 4/5/24	348,294
			$1,926,542
		Total Insurance	$2,738,618
		Software & Services - 0.2%
		Internet Software & Services - 0.1%
2,295,000	4.17	Rackspace Hosting, Inc., 2017 Refinancing Term B Loan (First Lien), 11/3/23	$2,299,016
995,000	3.66	Vantiv LLC, Term B Loan, 6/12/21	1,004,950
			$3,303,966
		IT Consulting & Other Services - 0.0% †
1,129,745	3.30	CDW LLC, Term Loan, 8/16/23	$1,135,629
260,845	5.79	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21	246,987
			$1,382,616
		Data Processing & Outsourced Services - 0.0% †
1,200,000	3.47	First Data Corp., 2022D New Dollar Term Loan, 7/10/22	$1,199,666
495,000	4.73	WEX, Inc., Term B Loan, 6/24/23	497,740
			$1,697,406
		Application Software - 0.1%
496,250	6.42	DTI HoldCo, Inc., Term Loan (First Lien), 9/23/23	$482,913
997,500	4.08	Synchronoss Technologies, Inc., Initial Term Loan, 1/19/24	983,286
307,978	0.00	Verint Systems Inc., Term Loan (First Lien), 6/29/24	309,133
			$1,775,332
		Systems Software - 0.0% †
201,799	3.67	MA Finance Company LLC, Term Loan (First Lien), 11/20/21	$201,862
		Total Software & Services	$8,361,182
		Technology Hardware & Equipment - 0.1%
		Communications Equipment - 0.1%
1,213,688	3.71	Ciena Corp., Refinancing Term Loan, 2/25/22	$1,219,757
1,754,000	3.30	CommScope, Inc., Tranche 5 Term Loan (2015), 12/29/22	1,763,866
			$2,983,623
		Electronic Equipment Manufacturers - 0.0% †
642,273	3.72	Zebra Technologies Corp., Refinancing Term Loan, 12/27/21	$645,889
		Total Technology Hardware & Equipment	$3,629,512
		Semiconductors & Semiconductor Equipment - 0.1%
		Semiconductor Equipment - 0.1%
1,968,692	3.55	Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21	$1,984,288
		Semiconductors - 0.0% †
396,939	3.46	MACOM Technology Solutions Holdings, Inc., Initial Term Loan, 5/12/24	$396,071
55,279	3.33	Microsemi Corp., Closing Date Term B Loan, 12/17/22	55,492
643,856	3.48	ON Semiconductor Corp., 2017 New Replacement Term Loan, 3/31/23	645,668
			$1,097,231
		Total Semiconductors & Semiconductor Equipment	$3,081,519
		Telecommunication Services - 0.3%
		Integrated Telecommunication Services - 0.2%
3,000,000	1.38	CenturyLink, Inc., Initial Term B Loan, 1/31/25	$2,971,071
731,019	4.23	Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20	736,730
644,647	4.04	GCI Holdings, Inc., New Term B Loan (2016), 2/2/22	649,079
1,000,000	3.47	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 2/17/24	1,003,542
690,987	4.46	Windstream Services LLC, Tranche B-7 Term Loan, 2/8/24	678,031
			$6,038,453
		Wireless Telecommunication Services - 0.1%
1,095,165	3.47	Altice US Finance I Corp., March 2017 Refinancing Term Loan, 7/28/25	$1,095,987
1,995,000	3.75	Sprint Communications, Inc., Initial Term Loan, 2/2/24	1,997,137
1,484,673	3.91	Virgin Media Bristol LLC, I Facility, 1/31/25	1,487,303
			$4,580,427
		Total Telecommunication Services	$10,618,880
		Utilities - 0.2%
		Electric Utilities - 0.1%
1,974,140	6.30	APLP Holdings LP, Term Loan, 4/12/23	$1,981,543
1,152,000	3.48	Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20	1,151,820
1,492,509	5.23	Talen Energy Supply LLC, Term B-1 Loan, 7/6/23	1,393,008
497,500	4.48	The Dayton Power & Light Co., Loan, 8/18/22	505,734
			$5,032,105
		Independent Power Producers & Energy Traders - 0.1%
541,750	0.00	Calpine Corp., Term Loan (2015), 1/15/23	$541,694
284,200	4.05	Calpine Corp., Term Loan, 5/28/22	284,200
199,500	4.48	Dynegy, Inc., Tranche C-1 Term Loan, 6/27/23	199,299
1,635,222	3.55	NRG Energy, Inc., Term Loan, 6/30/23	1,634,054
903,171	5.80	TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22	912,202
			$3,571,449
		Total Utilities	$8,603,554
		Real Estate - 0.1%
		Hotel & Resort REIT - 0.0% †
1,120,813	3.48	MGM Growth Properties Operating Partnership LP, Term B Loan, 4/7/23	$1,123,895
		Retail REIT - 0.1%
1,672,089	4.42	DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21	$1,674,388
		Specialized REIT - 0.0% †
892,042	6.25	Uniti Group, Inc., Shortfall Term Loan, 10/24/22	$892,968
		Total Real Estate	$3,691,251
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $166,432,416)	$167,002,830

		TEMPORARY CASH INVESTMENTS - 5.5%
		Commercial Paper - 3.0%
3,340,000		Agrium, Inc., Commercial Paper, 7/11/17 (c)	$3,338,535
3,400,000		Agrium, Inc., Commercial Paper, 7/18/17 (c)	3,393,045
3,365,000		Agrium, Inc., Commercial Paper, 8/11/17 (c)	3,359,119
3,330,000		American Electric, Commercial Paper, 7/10/17 (c)	3,328,676
3,410,000		Autozone, Inc., Commercial Paper, 7/20/17 (c)	3,407,240
3,365,000		Autozone, Inc., Commercial Paper, 7/7/17 (c)	3,364,071
3,370,000		Bell Canada, Commercial Paper, 7/20/17 (c)	3,367,347
3,370,000		Candian Natural Resources, Inc., Commercial Paper, 7/31/17 (c)	3,365,267
3,370,000		Candian Natural Resources, Inc., Commercial Paper, 8/8/17 (c)	3,364,027
3,395,000		Duke Energy, Commercial Paper, 8/16/17 (c)	3,388,347
3,480,000		Energy Transfer, Commercial Paper, 7/6/17 (c)	3,479,014
17,460,000		Federation, Commercial Paper, 7/5/17 (c)	17,457,217
3,150,000		ING U.S. Funding, Inc., Commercial Paper, 9/1/17 (c)	3,143,374
3,245,000		Macquarie Bank, Commercial Paper, 8/1/17 (c)	3,241,553
3,420,000		Macquarie Bank, Commercial Paper, 9/19/17 (c)	3,409,927
9,370,000		Mondelez, Commercial Paper, 7/3/17 (c)	9,368,903
5,115,000		Mondelez, Commercial Paper, 7/28/17 (c)	5,109,100
3,435,000		Oneok Partners LP, Inc., Commercial Paper, 7/17/17 (c)	3,432,643
8,505,000		Oneok Partners LP, Inc., Commercial Paper, 7/5/17 (c)	8,503,332
3,410,000		PPL Capital., Commercial Paper, 7/13/17 (c)	3,408,223
3,435,000		Rockwell Collins, Commercial Paper, 7/14/17 (c)	3,433,068
3,370,000		Rockwell Collins, Commercial Paper, 7/5/17 (c)	3,369,339
3,890,000		Sumitomo Mitsui Trust Bank, Ltd., 1.5%, 7/20/17	3,890,617
			$104,921,984

		Certificates of Deposit - 1.5%
3,060,000	1.78	Bank of Montreal, Floating Rate Note, 12/11/17	$3,066,551
2,600,000	1.95	Bank of Montreal, Floating Rate Note, 3/16/18	2,599,529
1,800,000	1.56	Bank of Nova Scotia Houston, Floating Rate Note, 7/13/17	1,800,247
3,500,000	1.54	Bank of Nova Scotia Houston, Floating Rate Note, 7/18/18	3,508,110
855,000	1.80	Bank of Tokyo-Mitsubishi UFJ, Ltd. New York NY, Floating Rate Note, 8/11/17	855,591
3,985,000		BNP Paribas, 1.52%, 9/12/17	3,987,255
2,897,000	1.39	Cooperatieve Rabobank UA New York, Floating Rate Note, 3/6/18	2,900,418
3,345,000	1.69	Cooperatieve Rabobank UA New York, Floating Rate Note, 9/8/17	3,347,883
1,492,000	2.41	Credit Suisse AG New York NY, Floating Rate Note, 3/8/18	1,494,695
6,730,000	1.56	DNB Bank ASA New York, Floating Rate Note, 7/18/17	6,731,427
4,935,000		KBC Bank NV, 1.2%, 8/22/17	4,936,093
3,415,000	1.66	Mizuho Bank, Ltd. New York, Floating Rate Note, 9/24/18	3,414,167
3,210,000	1.00	Mizuho Securities USA LLC, Floating Rate Note, 10/11/17	3,209,917
3,085,000		Natixis, 1.4%, 10/17/17	3,086,008
1,700,000		Natixis, 1.42%, 11/13/17	1,700,336
2,125,000		Natixis, 1.42%, 11/2/17	2,125,435
3,210,000	1.00	Toronto-Dominion Bank New York, Floating Rate Note, 5/9/18	3,212,664
			$51,976,326

		Repurchase Agreements - 1.0%
8,730,000		$8,730,000 ScotiaBank, 1.12%, dated 6/30/17 plus accrued interest on 7/3/17
		collateralized by the following:
		$3,259 Freddie Mac Giant, 3.5%, 9/1/45
		$5,961,767 Federal National Mortgage Association, 3.486% -5.0%, 5/1/34 - 5/1/47
		$2,940,405 Government National Mortgage Association, 4.0%, 11/20/45	$8,730,000

8,730,000		$8,730,000 RBC Capital Markets LLC, 1.06%, dated 6/30/17 plus accrued interest on 7/3/17
		collateralized by the following:
		$608,154 Freddie Mac Giant, 4.5%, 10/1/43
		$8,142,532 Federal National Mortgage Association, 3.5% - 44.0%, 9/1/30 - 6/1/47
		$153,915 Government National Mortgage Association, 3.5% - 4.0%, 3/20/47 - 4/20/47	8,730,000

8,730,000		$8,730,000 TD Securities USA LLC, 1.10%, dated 6/30/17 plus accrued interest on 7/3/17
		collateralized by the following:
		$160,782 Federal National Mortgage Association, 4.0%, 1/1/44
		$8,743,823 U.S. Treasury Notes, 1.375% - 2.5%, 7/15/18 - 8/15/23	8,730,000

8,730,000		$8,730,000 TD Securities USA LLC, 1.12%, dated 6/30/17 plus accrued interest on 7/3/17
		collateralized by the following:
		$300 U.S. Treasury Bill, 0.0%, 7/20/17
		$8,904,360 U.S. Treasury Note, 2.5%, 8/15/23	8,730,000
			$34,920,000
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $191,837,638)	$191,818,310

		TOTAL INVESTMENT IN SECURITIES - 99.6%
		(Cost $3,487,431,138) (a)	$3,493,863,025
		OTHER ASSETS & LIABILITIES - 0.4%	$14,103,609
		TOTAL NET ASSETS - 100.0%	$3,507,966,634

†		Amount rounds to less than 0.1%.

(Cat Bond)		Catastrophe or event-linked bond. At June 30, 2017, the value of these securities amounted to $96,998,572 or 2.8% of total net assets.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2017, the value of these securities amounted to $1,430,460,862 or 40.8% of total net assets.

REIT		Real Estate Investment Trust.

REMICS		Real Estate Mortgage Investment Conduits.

ARM		Adjustable Rate Mortgage

Strips		Separate trading of Registered interest and principal of securities.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)		At June 30, 2017, the net unrealized appreciation on investments based on
		cost for federal income tax purposes of $3,493,005,996 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$7,172,285

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(6,315,256)

		Net unrealized appreciation	$857,029

(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c)		Security issued with a zero coupon. Income is earned through accretion of discount.

(d)		Structured reinsurance investment. At June 30, 2017, the value of these securities amounted to $54,792,269 or 1.5% of total net assets.

(e)		Rate to be determined.

(f)		Consists of Revenue Bonds unless otherwise indicated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of June 30, 2017, in valuing the Fund's investments:

		Level 1	Level 2	Level 3	Total
	Asset Backed Securities	$-	$1,103,874,868	$-	$1,103,874,868
	Collateralized Mortgage Obligations	-	789,395,734	-	789,395,734
	Corporate Bonds
	Insurance
	Reinsurance	-	99,500,572	52,290,269	151,790,841
	All Other Corporate Bonds	-	804,306,625	-	804,306,625
	U.S. Government and Agency Obligations	-	281,417,952	-	281,417,952
	Municipal Bonds	-	4,255,865	-	4,255,865
	Senior Floating Rate Loan Interests	-	167,002,830	-	167,002,830
	Repurchase Agreements	-	34,920,000	-	34,920,000
	Commercial Paper	-	104,921,984	-	104,921,984
	Certificates of Deposit	-	51,976,326	-	51,976,326
	Total	$-	$3,441,572,756	$52,290,269	$3,493,863,025

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

		Corporate Bonds
	Balance as of 3/31/17	$50,894,901
	Realized gain (loss)1	-
	Change in unrealized appreciation (depreciation)2	(1,066,355)
	Purchases	15,916,539
	Sales	(13,454,816)
	Changes between Level 3*	-
	Balance as of 6/30/17	$52,290,269

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation)
	on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended June 30, 2017, there were
	no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 6/30/17	$(1,047,282)

			Pioneer Dynamic Credit Fund
			Schedule of Investments 6/30/17 (unaudited)

	Principal Amount ($) (j)	Floating Rate (b)					Value
			CONVERTIBLE CORPORATE BOND - 0.0%+
			Materials - 0.0%+
			Steel - 0.0%+
EUR	79,012		New World Resources NV, 4.0%, 10/7/20 (144A) (4.0% cash, 8.0% PIK) (PIK)				$9
			TOTAL CONVERTIBLE CORPORATE BOND
			(Cost $67,839)				$9

			CONVERTIBLE PREFERRED STOCKS - 1.1%
			Banks - 1.1%
			Diversified Banks - 1.1%
	900		Bank of America Corp., 7.25% (Perpetual)				$1,135,791
	1,530		Wells Fargo & Co., 7.5% (Perpetual)				2,005,998
							$3,141,789
			Total Banks				$3,141,789
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $3,120,105)				$3,141,789
	Shares
			COMMON STOCKS - 0.0%+
			Capital Goods - 0.0%+
			Industrial Machinery - 0.0%+
	3,071		Liberty Tire Recycling LLC (d)				$31
			Total Capital Goods				$31
			Commercial Services & Supplies - 0.0%+
			Diversified Support Services - 0.0%+
	4		IAP Worldwide Services, Inc.				$93,478
			Total Commercial Services & Supplies				$93,478
			TOTAL COMMON STOCKS
			(Cost $3,087)				$93,509
	Principal Amount ($) (j)	Floating Rate (b)
			ASSET BACKED SECURITIES - 2.9%
			Consumer Services - 0.1%
			Hotels, Resorts & Cruise Lines - 0.1%
	289,860		Westgate Resorts 2014-1 LLC, 5.5%, 12/20/26 (144A)				$292,090
			Total Consumer Services				$292,090
			Banks - 2.8%
			Thrifts & Mortgage Finance - 2.8%
	1,200,000		Ascentium Equipment Receivables 2016-2 Trust, 6.79%, 10/10/24 (144A)				$1,266,525
	499,993		Axis Equipment Finance Receivables III LLC, 5.27%, 5/20/20 (144A)				483,853
	500,000		Conn Funding II LP, 5.11%, 5/15/20 (144A)				501,938
	680,000		Engs Commercial Finance Trust 2016-1, 5.22%, 1/22/24 (144A)				669,187
	147,492	7.78	GE Mortgage Services LLC, Floating Rate Note, 3/25/27				71,450
	56,734		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)				56,025
	175,000		InSite Issuer LLC Class C Series 16-1A, 7.5%, 11/15/46				180,037
	750,000		Leaf Receivables Funding 10 LLC, 5.21%, 7/15/21 (144A)				746,227
	710,500		Navitas Equipment Receivables LLC 2015-1, 5.75%, 7/15/21 (144A)				704,323
	600,000	5.71	NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)				598,132
	186,741		RASC Series 2003-KS5 Trust, 4.96%, 7/25/33 (Step)				189,073
	36,270	6.55	Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)				36,176
	1,502,701		Solarcity Lmc Series VI LLC, 4.8%, 9/21/48 (144A)				1,524,345
	998,564		VOLT XXV LLC, 4.5%, 6/26/45 (Step) (144A)				982,367
							$8,009,658
			Total Banks				$8,009,658
			TOTAL ASSET BACKED SECURITIES
			(Cost $8,299,951)				$8,301,748

			COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
			Banks - 5.6%
			Thrifts & Mortgage Finance - 5.6%
	70,802	3.10	Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33				$70,377
	82,049	5.21	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41				81,924
	1,600,000	5.28	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42				1,581,228
	29,050	5.96	CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33				29,780
	1,000,000	3.21	Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)				647,511
	400,000		Citigroup Commercial Mortgage Trust 2016-SMPL, 4.509%, 9/10/31				400,674
	715,000	6.06	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46				714,391
	220,000	6.06	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46				155,804
	1,000,000	5.99	COMM 2007-C9 Mortgage Trust, Floating Rate Note, 12/10/49 (144A)				997,534
	303,157	5.45	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/33				3
	1,105,348	5.10	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38				1,108,540
	2,050,000	5.10	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38				1,832,667
	500,000	3.74	CSAIL 2015-C4 Commercial Mortgage Trust REMICS, Floating Rate Note, 11/15/48				439,277
	253,571		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)				112,881
	93,729		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)				14,025
	398,058		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)				386,651
	81,174		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)				46,688
	570,000	5.00	GMAT 2013-1 Trust, Floating Rate Note, 8/25/53				503,174
	705,000	4.03	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)				709,621
	68,318		Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)				67,977
	1,850,000	7.38	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM MZ, Floating Rate Note, 10/15/19 (144A)				1,856,525
	300,000	3.22	JPMDB Commercial Mortgage Securities Trust 2016-C4, Floating Rate Note, 12/15/49 (144A)				232,137
	551,437	4.00	La Hipotecaria Panamanian Mortgage Trust 2007-1, Floating Rate Note, 12/23/36 (144A)				540,409
	166,706		Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36				128,557
	300,000	3.00	Morgan Stanley Capital I Trust 2016-BNK2, Floating Rate Note, 11/15/49 (144A)				241,356
	500,000		Morgan Stanley Capital I Trust 2016-UBS9, 3.0%, 3/15/49 (144A)				397,713
	1,400,000	3.26	Octagon Investment Partners XVII, Ltd., Floating Rate Note, 10/25/25 (144A)				1,393,811
	610,847		ORES 2014-LV3 LLC, 6.0%, 3/27/24 (144A)				609,141
	750,000		Wells Fargo Commercial Mortgage Trust 2016-BNK1, 3.0%, 8/15/49 (144A)				604,603
	200,000	4.49	WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/15/48 (144A)				186,181
							$16,091,160
			Total Banks				$16,091,160
			Government - 0.1%
			Government - 0.1%
	377,805	5.62	FREMF Mortgage Trust 2015-KLSF REMICS, Floating Rate Note, 11/25/22 (144A)				$381,989
			Total Government				$381,989
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $17,083,123)				$16,473,149

			CORPORATE BONDS - 55.9%
			Energy - 11.5%
			Oil & Gas Exploration & Production - 1.0%
	1,375,000		Whiting Petroleum Corp., 5.0%, 3/15/19				$1,366,406
	1,265,000		WPX Energy, Inc., 7.5%, 8/1/20				1,328,250
							$2,694,656
			Oil & Gas Refining & Marketing - 1.2%
	3,505,000		EnLink Midstream Partners LP, 4.15%, 6/1/25				$3,461,233
			Oil & Gas Storage & Transportation - 9.3%
	2,575,000		Boardwalk Pipelines LP, 4.95%, 12/15/24				$2,727,906
	1,965,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25				2,095,181
	2,125,000		Enbridge Energy Partners LP, 7.375%, 10/15/45				2,706,245
	2,690,000		Energy Transfer Equity LP, 5.5%, 6/1/27				2,784,150
	750,000		Kinder Morgan, Inc. Delaware, 5.3%, 12/1/34				772,236
	1,755,000		Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45				1,859,817
	2,670,000		MPLX LP, 4.875%, 12/1/24				2,846,663
	1,450,000		ONEOK, Inc., 6.875%, 9/30/28				1,573,250
	925,000		ONEOK, Inc., 7.5%, 9/1/23				1,103,062
	1,770,000		Plains All American Pipeline LP, 4.65%, 10/15/25				1,814,232
	2,100,000		Sabine Pass Liquefaction LLC, 5.875%, 6/30/26				2,347,048
	2,000,000		Sabine Pass Liquefaction LLC, 6.25%, 3/15/22				2,264,748
	1,800,000		Williams Partners LP, 6.3%, 4/15/40				2,086,034
							$26,980,572
			Total Energy				$33,136,461
			Materials - 2.2%
			Metal & Glass Containers - 0.6%
	1,666,000		Ball Corp., 5.25%, 7/1/25				$1,838,848
			Paper Packaging - 0.5%
	1,300,000		Sealed Air Corp., 5.5%, 9/15/25 (144A)				$1,420,250
			Steel - 1.1%
	2,010,000		ArcelorMittal, 6.0%, 3/1/21				$2,163,262
	1,000,000		Commercial Metals Co., 4.875%, 5/15/23				1,011,250
EUR	38,709	0.00	New World Resources NV, Floating Rate Note, 10/7/20 (d)				-
EUR	29,032	0.00	New World Resources NV, Floating Rate Note, 10/7/20 (d)				-
							$3,174,512
			Total Materials				$6,433,610
			Capital Goods - 2.3%
			Building Products - 1.1%
	1,480,000		Masco Corp., 4.45%, 4/1/25				$1,580,788
	1,445,000		Standard Industries, Inc., 5.375%, 11/15/24 (144A)				1,522,669
							$3,103,457
			Construction & Engineering - 0.7%
	2,045,000		Aecom, Inc., 5.125%, 3/15/27				$2,052,669
			Industrial Machinery - 0.5%
	1,445,000		Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)				$1,490,156
			Total Capital Goods				$6,646,282
			Commercial Services & Supplies - 0.7%
			Diversified Support Services - 0.7%
	2,080,000		Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25 (144A)				$2,168,400
			Total Commercial Services & Supplies				$2,168,400
			Automobiles & Components - 1.1%
			Tires & Rubber - 0.6%
	1,680,000		The Goodyear Tire & Rubber Co., 4.875%, 3/15/27				$1,705,200
			Automobile Manufacturers - 0.5%
	1,315,000		ZF North America Capital, Inc., 4.75%, 4/29/25 (144A)				$1,387,325
			Total Automobiles & Components				$3,092,525
			Consumer Durables & Apparel - 0.3%
			Homebuilding - 0.3%
	765,000		DR Horton, Inc., 5.75%, 8/15/23				$867,857
			Total Consumer Durables & Apparel				$867,857
			Consumer Services - 0.8%
			Casinos & Gaming - 0.8%
	2,000,000		International Game Technology Plc, 6.5%, 2/15/25 (144A)				$2,195,000
			Total Consumer Services				$2,195,000
			Media - 5.0%
			Broadcasting - 1.0%
	1,500,000		CCO Holdings LLC, 5.125%, 5/1/27 (144A)				$1,533,750
	1,275,000		CCO Holdings LLC, 5.5%, 5/1/26 (144A)				1,353,094
							$2,886,844
			Cable & Satellite - 4.0%
	2,105,000		Altice US Finance I Corp., 5.5%, 5/15/26 (144A)				$2,210,250
	2,485,000		CSC Holdings LLC, 5.5%, 4/15/27 (144A)				2,627,888
	2,255,000		Hughes Satellite Systems Corp., 5.25%, 8/1/26				2,356,475
	450,000		Sirius XM Radio, Inc., 5.0%, 8/1/27 (144A)				453,375
	1,075,000		Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)				1,112,625
	2,800,000		Videotron, Ltd., 5.375%, 6/15/24 (144A)				2,957,500
							$11,718,113
			Total Media				$14,604,957
			Retailing - 0.5%
			Specialty Stores - 0.5%
	1,405,000		PetSmart, Inc., 5.875%, 6/1/25 (144A)				$1,354,069
			Total Retailing				$1,354,069
			Food, Beverage & Tobacco - 2.6%
			Brewers - 0.7%
	2,020,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21				$2,047,084
			Packaged Foods & Meats - 1.3%
	690,000		JBS USA LUX SA, 8.25%, 2/1/20 (144A)				$690,000
	1,295,000		Marfrig Holdings Europe BV, 6.875%, 6/24/19 (144A)				1,325,756
	1,690,000		Post Holdings, Inc., 5.5%, 3/1/25 (144A)				1,742,812
							$3,758,568
			Tobacco - 0.6%
	1,515,000		Reynolds American, Inc., 4.85%, 9/15/23				$1,670,295
			Total Food, Beverage & Tobacco				$7,475,947
			Health Care Equipment & Services - 5.4%
			Health Care Facilities - 2.3%
	3,340,000		HCA, Inc., 5.25%, 4/15/25				$3,590,500
	1,740,000		Kindred Healthcare, Inc., 8.0%, 1/15/20				1,827,000
	1,225,000		RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)				1,313,812
							$6,731,312
			Managed Health Care - 2.3%
	3,140,000		Centene Corp., 4.75%, 1/15/25				$3,226,350
	1,780,000		Molina Healthcare, Inc., 5.375%, 11/15/22				1,884,575
	1,465,000		WellCare Health Plans, Inc., 5.25%, 4/1/25				1,534,588
							$6,645,513
			Health Care Technology - 0.8%
	2,150,000		Quintiles IMS, Inc., 5.0%, 10/15/26 (144A)				$2,217,188
			Total Health Care Equipment & Services				$15,594,013
			Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
			Pharmaceuticals - 0.8%
	1,250,000		Endo Dac, 6.0%, 7/15/23 (144A)				$1,050,625
	605,000		Valeant Pharmaceuticals International, Inc., 6.5%, 3/15/22 (144A)				634,494
	700,000		Valeant Pharmaceuticals International, Inc., 7.0%, 3/15/24 (144A)				735,875
							$2,420,994
			Total Pharmaceuticals, Biotechnology & Life Sciences				$2,420,994
			Banks - 5.3%
			Diversified Banks - 5.3%
	1,445,000	6.30	Bank of America Corp., Floating Rate Note (Perpetual)				$1,620,206
	1,915,000	7.62	BNP Paribas SA, Floating Rate Note (Perpetual) (144A)				2,106,500
	2,640,000		BPCE SA, 4.875%, 4/1/26 (144A)				2,787,642
	1,930,000	5.90	Citigroup, Inc., Floating Rate Note (Perpetual)				2,065,582
	833,000	6.12	Danske Bank AS, Floating Rate Note (Perpetual)				870,485
	1,780,000	6.00	HSBC Holdings Plc, Floating Rate Note (Perpetual)				1,840,520
	2,050,000	6.50	ING Groep NV, Floating Rate Note, 12/29/49				2,154,140
	1,300,000	8.62	Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)				1,417,000
	475,000	7.38	Societe Generale SA, Floating Rate Note (Perpetual) (144A)				510,625
							$15,372,700
			Total Banks				$15,372,700
			Diversified Financials - 4.0%
			Other Diversified Financial Services - 0.4%
	1,000,000		Fixed Income Trust Series 2013-A, 10/15/97 (Step) (144A) (d)				$1,059,921
	100,000	0.00	Tiers Trust, Floating Rate Note, 10/15/97 (144A) (d)				123,820
							$1,183,741
			Specialized Finance - 1.2%
	1,120,000		Nationstar Mortgage LLC, 6.5%, 6/1/22				$1,150,800
	825,000		Nationstar Mortgage LLC, 6.5%, 7/1/21				843,562
	1,330,000		Park Aerospace Holdings, Ltd., 5.25%, 8/15/22 (144A)				1,390,276
							$3,384,638
			Consumer Finance - 0.5%
INR	80,340,000		International Finance Corp., 6.3%, 11/25/24				$1,260,662
			Asset Management & Custody Banks - 0.3%
	950,000		JBS Investment Management, Ltd., 7.25%, 4/3/24				$847,875
			Investment Banking & Brokerage - 0.9%
	2,290,000		UBS AG, 7.625%, 8/17/22				$2,688,460
			Diversified Capital Markets - 0.7%
	1,955,000	7.12	Credit Suisse Group AG, Floating Rate Note (Perpetual)				$2,102,602
			Total Diversified Financials				$11,467,978
			Insurance - 5.2%
			Life & Health Insurance - 0.6%
	1,500,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42				$1,671,300
			Multi-line Insurance - 0.9%
	2,500,000		Liberty Mutual Group, Inc., 4.25%, 6/15/23 (144A)				$2,659,712
			Reinsurance - 3.7%
	500,000		Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (f)(g)				$24,300
	250,000	4.34	Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)				254,150
	500,000		Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Note, 1/22/16 (f)(g)				15,000
	500,000		Carnoustie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (f)(g)				54,100
	500,000		Carnoustie 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (f)(g)				512,450
	1,500,000		Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/19/16 (f)(g)				30,600
	250,000		Cypress 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/10/17 (f)(g)				228,125
	400,000	6.34	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)				399,320
	250,000	7.34	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)				250,725
	250,000	8.98	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)				247,650
	52,500	0.60	Gator Re, Ltd., Floating Rate Note, 1/9/20 (Cat Bond) (144A)				1
	250,000	2.52	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)				248,725
	2,000,000		Gullane 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (f)(g)				2,106,200
EUR	250,000	12.00	Horse Capital I DAC, Floating Rate Note, 6/15/20 (Cat Bond) (144A)				284,836
	250,000	11.12	Kilimanjaro II Re, Ltd., Floating Rate Note, 4/20/21 (Cat Bond) (144A)				250,400
	400,000	5.50	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)				398,680
	350,000	5.25	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)				349,685
	250,000	0.00	Limestone Re, Ltd., Floating Rate Note, 8/31/21 (Cat Bond)				253,250
	250,000		Lorenz Re, 2017, Variable Rate Notes, 3/31/20 (f)(g)				255,025
	250,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f)(g)				1,450
	1,000,000		Pangaea 2017-1, Variable Rate Notes, 11/30/21 (f)(g)				1,039,200
	2,000,000		Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f)(g)				9,000
	2,000,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (f)(g)				153,800
	1,000,000		Pangaea Re., Variable Rate Notes, 2/1/20 (f)(g)				91,900
	700,000		Prestwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/1/16 (f)(g)				11,900
	250,000	5.37	Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)				247,475
	250,000	0.00	Resilience Re, Ltd., Floating Rate Note, 1/12/18 (Cat Bond)				239,250
	250,000	4.50	Resilience Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond)				250,000
AUD	300,000		Rw0009 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/10/17 (f)(g)				180,704
	500,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (f)(g)				24,400
	217,248		St. Andrews 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 6/1/19 (f)(g)				218,399
	1,200,000		St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/22/16 (f)(g)				23,640
	250,000		Sunningdale 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (f)(g)				236,050
	250,000	4.53	Ursa Re, Ltd., Floating Rate Note, 12/10/19 (Cat Bond) (144A)				250,825
	1,250,000		Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (f)(g)				54,625
	1,500,000		Versutus 2017 Class A, Variable Rate Notes, 11/30/21 (f)(g)				1,538,850
							$10,734,690
			Total Insurance				$15,065,702
			Real Estate - 0.4%
			Specialized REIT - 0.4%
	1,000,000		DuPont Fabros Technology LP, 5.875%, 9/15/21				$1,041,250
			Total Real Estate				$1,041,250
			Semiconductors & Semiconductor Equipment - 0.4%
			Semiconductor Equipment - 0.4%
	1,250,000		Sensata Technologies BV, 5.0%, 10/1/25 (144A)				$1,307,250
			Total Semiconductors & Semiconductor Equipment				$1,307,250
			Telecommunication Services - 4.0%
			Integrated Telecommunication Services - 3.2%
	3,555,000		CenturyLink, Inc., 5.8%, 3/15/22				$3,697,200
	1,400,000		Level 3 Financing, Inc., 5.375%, 5/1/25				1,473,500
	1,970,000		Sprint Capital Corp., 6.875%, 11/15/28				2,189,793
	2,000,000		Verizon Communications, Inc., 2.625%, 2/21/20				2,026,600
							$9,387,093
			Wireless Telecommunication Services - 0.8%
	1,400,000		T-Mobile USA, Inc., 6.625%, 4/1/23				$1,481,480
	300,000		Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)				297,548
	400,000		WCP Issuer llc, 6.657%, 8/15/20 (144A)				413,633
							$2,192,661
			Total Telecommunication Services				$11,579,754
			Utilities - 3.4%
			Electric Utilities - 0.5%
	1,190,000	8.13	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)				$1,416,100
			Gas Utilities - 1.1%
	1,400,000		DCP Midstream Operating LP, 3.875%, 3/15/23				$1,351,000
	300,000		DCP Midstream Operating LP, 5.6%, 4/1/44				282,750
	1,500,000		Ferrellgas LP, 6.75%, 6/15/23				1,398,750
							$3,032,500
			Independent Power Producers & Energy Traders - 1.8%
	2,145,000		Calpine Corp., 5.75%, 1/15/25				$2,010,938
	1,350,000		Dynegy, Inc., 6.75%, 11/1/19				1,392,188
	1,910,000		NRG Energy, Inc., 6.625%, 1/15/27				1,912,388
							$5,315,514
			Total Utilities				$9,764,114
			TOTAL CORPORATE BONDS
			(Cost $153,981,469)				$161,588,863

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.6%
	720,000		U.S. Treasury Bills, 7/20/17 (c)				$719,734
	5,000,000		U.S. Treasury Bills, 7/6/17 (c)				4,999,685
	3,770,000		U.S. Treasury Bonds, 4.5%, 2/15/36				4,866,244
	1,665,000	1.17	U.S. Treasury Note, Floating Rate Note, 10/31/17				1,666,022
	6,600,000		U.S. Treasury Notes, 1.125%, 6/30/21				6,441,448
	11,900,000		U.S. Treasury Notes, 1.875%, 5/31/22				11,899,535
							$30,592,668
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $30,594,249)				$30,592,668

			FOREIGN GOVERNMENT BONDS - 1.9%
ARS	10,040,000		Argentine Bonos del Tesoro, 15.5%, 10/17/26				$671,860
ARS	9,350,000		Argentine Bonos del Tesoro, 22.75%, 3/5/18				565,445
	1,500,000		Ecuador Government International Bond, 7.95%, 6/20/24				1,402,500
	1,125,000		Oman Government International Bond, 3.875%, 3/8/22 (144A)				1,122,188
	560,000		Oman Government International Bond, 6.5%, 3/8/47 (144A)				571,487
	200,000		Senegal Government International Bond, 6.25%, 5/23/33 (144A)				202,947
UYU	28,470,000		Uruguay Government International Bond, 9.875%, 6/20/22 (144A)				1,021,497
							$5,557,924
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $5,548,062)				$5,557,924

			MUNICIPAL BOND - 0.1% (i)
			Municipal Development - 0.1%
	250,000	0.89	Mississippi Business Finance Corp., Floating Rate Note, 12/1/30				$250,000
			TOTAL MUNICIPAL BOND
			(Cost $250,000)				$250,000

			SENIOR FLOATING RATE LOAN INTERESTS - 14.6%**
			Energy - 0.3%
			Oil & Gas Exploration & Production - 0.3%
	800,000	8.69	Chesapeake Energy Corp., Class A Loan, 8/17/21				$855,750
			Total Energy				$855,750
			Materials - 0.9%
			Commodity Chemicals - 0.2%
	498,701	4.80	Tronox Pigments Holland BV, New Term Loan, 3/19/20				$502,729
			Paper Packaging - 0.3%
	199,500	6.80	Caraustar Industries, Inc., Refinancing Term Loan, 3/9/22				$199,999
	750,000	4.65	Coveris Holdings SA, USD Term Loan, 4/14/19				747,188
							$947,187
			Steel - 0.4%
	997,494	4.79	Zekelman Industries, Inc., Term Loan, 6/8/21				$1,006,638
			Total Materials				$2,456,554
			Capital Goods - 2.5%
			Aerospace & Defense - 0.3%
	997,358	6.05	The SI Organization, Inc., Term Loan (First Lien), 11/19/19				$1,012,007
			Building Products - 0.3%
	901,531	4.07	Builders FirstSource, Inc., Refinancing Term Loan, 2/29/24				$901,155
			Industrial Conglomerates - 0.6%
	748,058	4.48	Filtration Group, Inc., Term Loan (First Lien), 11/21/20				$754,214
	997,500	4.55	Gates Global LLC, Initial B-1 Dollar Term Loan, 3/30/24				999,786
							$1,754,000
			Construction & Farm Machinery & Heavy Trucks - 0.3%
	893,199	5.09	Navistar, Inc., Tranche B Term Loan, 8/7/20				$903,806
			Industrial Machinery - 0.5%
	1,311,204	5.48	NN, Inc., Tranche B Term Loan, 10/19/22				$1,311,000
			Trading Companies & Distributors - 0.5%
	1,311,733	3.98	Univar USA, Inc., Term B-2 Loan, 7/1/22				$1,314,329
			Total Capital Goods				$7,196,297
			Commercial Services & Supplies - 0.0%+
			Diversified Support Services - 0.0%+
	27,900	4.92	IAP Worldwide Services, Inc., Term Loan, 7/18/19				$27,481
			Total Commercial Services & Supplies				$27,481
			Transportation - 0.3%
			Marine - 0.3%
	467,551	9.98	Commercial Barge Line Co., Initial Term Loan, 11/6/20				$407,354
	493,750	6.25	Navios Maritime Partners LP (Navios Partners Finance (US) Inc.), Initial Term Loan, 9/6/20				492,516
							$899,870
			Total Transportation				$899,870
			Automobiles & Components - 0.6%
			Auto Parts & Equipment - 0.6%
	394,479	6.05	Electrical Components International, Inc., Loan, 4/17/21				$396,945
	337,389	4.93	Federal-Mogul Corporation, Tranche C Term, 4/15/21				338,760
	898,483	3.88	Tower Automotive Holdings USA LLC, Initial Term Loan, 3/6/24				900,167
							$1,635,872
			Total Automobiles & Components				$1,635,872
			Consumer Durables & Apparel - 0.2%
			Leisure Products - 0.2%
	500,000	4.23	BRP US, Inc., Term B Loan, 6/30/23				$503,527
			Total Consumer Durables & Apparel				$503,527
			Consumer Services - 2.7%
			Casinos & Gaming - 0.6%
	748,125	3.38	Eldorado Resorts, Inc., Term Loan, 3/16/24				$743,800
	997,500	5.11	Scientific Games International, Inc., Initial Term B-3 Loan, 10/1/21				1,008,543
							$1,752,343
			Leisure Facilities - 0.4%
	1,122,572	5.48	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20				$1,139,177
			Education Services - 1.2%
	817,602	5.73	Laureate Education, Inc., Series 2024 Term Loan, 4/21/24				$821,690
	1,831,500	5.23	McGraw-Hill Global Education Holdings LLC, Term B Loan (First Lien), 5/2/22				1,806,546
	893,095	4.70	Nord Anglia Education, Initial Term Loan, 3/31/21				895,886
							$3,524,122
			Specialized Consumer Services - 0.5%
	997,429	5.29	GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21				$993,066
	500,000	5.05	KUEHG Corp., Term B-2 Loan, 8/13/22				503,282
							$1,496,348
			Total Consumer Services				$7,911,990
			Media - 0.4%
			Movies & Entertainment - 0.2%
	497,436	3.73	Rovi Solutions Corp., Term B Loan, 7/2/21				$498,617
			Publishing - 0.2%
	748,125	4.54	Trader Corp., 2017 Refinancing Term Loan (First Lien), 9/28/23				$746,255
			Total Media				$1,244,872
			Retailing - 0.9%
			Department Stores - 0.2%
	496,815	5.45	JC Penney Corp, Inc., Loan (2016), 6/10/23				$491,723
			Home Improvement Retail - 0.4%
	1,188,657	4.50	Apex Tool Group LLC, Term Loan, 2/1/20				$1,158,940
			Automotive Retail - 0.3%
	868,099	4.84	CWGS Group LLC, Term Loan, 11/3/23				$873,851
			Total Retailing				$2,524,514
			Food & Staples Retailing - 0.2%
			Food Retail - 0.2%
	622,792	4.25	Albertson's LLC, 2017-1 Term B-6 Loan, 6/22/23				$616,612
			Total Food & Staples Retailing				$616,612
			Food, Beverage & Tobacco - 0.3%
			Packaged Foods & Meats - 0.3%
	975,000	4.15	Dole Food Co., Inc., Tranche B Term Loan, 3/23/24				$978,395
			Total Food, Beverage & Tobacco				$978,395
			Household & Personal Products - 1.0%
			Personal Products - 1.0%
	500,000	5.16	Albea Beauty Holdings SA, 1st Lien Term Loan B, 4/12/24				$501,250
	1,493,731	4.73	Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23				1,396,328
	997,494	4.80	The Nature's Bounty Co., Dollar Term B-1 Loan, 5/5/23				999,863
							$2,897,441
			Total Household & Personal Products				$2,897,441
			Health Care Equipment & Services - 0.6%
			Health Care Supplies - 0.2%
	1	4.59	Immucor, Inc., 8/19/18				$1
	500,000	4.15	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5/15/22				499,062
							$499,063
			Health Care Facilities - 0.4%
	750,000	4.15	CHS, Incremental 2021 Term H Loan, 1/27/21				$749,732
	550,000	4.21	Concentra, Inc., Tranche B Term Loan (First Lien), 5/8/22				551,112
	20,199	4.65	Select Medical Corp., Tranche B Term Loan, 2/13/24				20,389
							$1,321,233
			Managed Health Care - 0.0%+
	18,817	10.25	MMM Holdings, Inc., Term Loan, 10/9/17 (e)				$18,441
	13,680	10.25	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (e)				13,406
							$31,847
			Total Health Care Equipment & Services				$1,852,143
			Diversified Financials - 0.7%
			Other Diversified Financial Services - 0.2%
	631,258	3.29	Fly Funding II Sarl, Loan, 8/9/19				$633,100
			Investment Banking & Brokerage - 0.3%
	997,404	5.05	Duff & Phelps Corp., Initial Term Loan, 4/23/20				$1,006,007
			Diversified Capital Markets - 0.2%
	500,000	3.46	Outfront Media Capital LLC, Term Loan, 3/10/24				$502,656
			Total Diversified Financials				$2,141,763
			Software & Services - 1.3%
			Real Estate - 0.4%
			Specialized REIT - 0.4%
	997,494	6.25	Uniti Group, Inc., Shortfall Term Loan, 10/24/22				$998,529
			Total Real Estate				$998,529
			Application Software - 0.6%
	996,124	4.55	Applied Systems, Inc., Initial Term Loan (First Lien), 1/15/21				$1,003,179
	745,869	6.55	STG-Fairway Acquisitions, Inc., Term Loan (First Lien), 6/30/22				687,132
							$1,690,311
			Systems Software - 0.7%
	1,160,344	3.67	MA FinanceCo. LLC (a.k.a. Micro Focus International Plc), Tranche B-2 Term Loan, 11/20/21				$1,160,708
	954,270	4.55	Sybil Software LLC, Initial Refinancing Dollar Term Loan, 9/30/23				964,210
							$2,124,918
			Total Software & Services				$3,815,229
			Technology Hardware & Equipment - 0.2%
			Electronic Components - 0.2%
	500,000	6.05	Mirion Technologies Finance LLC, Initial Term Loan (First Lien), 1/26/22				$501,354
			Total Technology Hardware & Equipment				$501,354
			Telecommunication Services - 0.1%
			Integrated Telecommunication Services - 0.1%
	81,768	4.75	Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20				$81,850
	300,000	3.94	SFR Group SA, USD TLB-11 Term Loan, 6/22/25				297,991
							$379,841
			Total Telecommunication Services				$379,841
			Utilities - 1.0%
			Electric Utilities - 1.0%
	716,891	6.30	APLP Holdings LP, Term Loan, 4/12/23				$719,579
	1,000,000	5.11	TPF II Power, LLC, Term Loan, 10/2/21				997,000
	228,429	3.98	Vistra Operations Co LLC, Initial Term C Loan, 8/4/23				226,515
	996,564	3.98	Vistra Operations Co LLC, Initial Term Loan, 8/4/23				988,217
							$2,931,311
			Total Utilities				$2,931,311
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $42,525,766)				$42,369,345
	Shares
			MUTUAL FUND - 3.2%
			Insurance - 3.2%
			Property & Casualty Insurance - 3.2%
	875,286		Pioneer ILS Interval Fund (h)				$9,208,005
			TOTAL MUTUAL FUND
			(Cost $9,100,000)				$9,208,005
	Principal Amount ($) (j)	Floating Rate (b)
			TEMPORARY CASH INVESTMENTS - 1.2%
			Repurchase Agreements - 0.9%
	1,735,000		$1,735,000 ScotiaBank, 1.12%, dated 6/30/17 plus accrued interest on 7/3/17
			collateralized by the following:
			$1,767,099 Federal National Mortgage Association, 3.5%, 8/1/42-6/1/46
			$2,767 Freddie Mac Giant, 3.0%, 7/1/28				$1,735,000

	925,000		$925,000 RBC Capital Markets LLC, 1.06%, dated 6/30/17 plus accrued interest on 7/3/17
			collateralized by the following:
			$1,510 Federal National Mortgage Association, 3.0%, 2/1/30
			$941,991 Government National Mortgage Association, 3.5%, 3/20/47				925,000
							$2,660,000
			Commercial Paper - 0.3%
	875,000		Federation Discount Commercial Paper, 7/5/17 (c)				$874,861

			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $3,534,892)				$3,534,861

			PUT OPTIONS PURCHASED - 0.1%
	Number of Contracts		Description	Counterparty	Strike Price	Expiration Date
	85		S&P 500 Index	Citigroup Global Markets, Inc.	$ 2,275	7/21/17	17,000
	57		S&P 500 Index	Citigroup Global Markets, Inc.	2,300	8/18/17	57,570
	1,565		Ishares IBOXX Usd High Yield	Citigroup Global Markets, Inc.	86	8/18/17	68,860
	1,447		Ishares IBOXX Usd High Yield	Citigroup Global Markets, Inc.	86	9/15/17	107,802
	52		S&P 500 Index	Citigroup Global Markets, Inc.	2,350	9/15/17	121,160
			TOTAL PUT OPTIONS PURCHASED				$372,392
			(Premiums paid $616,943)				$372,392

			TOTAL INVESTMENT IN SECURITIES - 97.3%
			(Cost $274,725,486) (a)				$281,484,262

			PUT OPTIONS WRITTEN - (0.0)%+
	Number of Contracts		Description	Counterparty	Strike Price	Expiration Date
	(52)		S&P 500 Index	Citigroup Global Markets, Inc.	$ 2,200	9/15/17	(45,500)
	(1,447)		Ishares IBOXX Usd High Yield	Citigroup Global Markets, Inc.	80	9/15/17	(20,982)
	(57)		S&P 500 Index	Citigroup Global Markets, Inc.	2,150	8/18/17	(18,753)
	(1,565)		Ishares IBOXX Usd High Yield	Citigroup Global Markets, Inc.	80	8/18/17	(6,260)
	(85)		S&P 500 Index	Citigroup Global Markets, Inc.	2,125	7/21/17	(5,100)
			TOTAL PUT OPTIONS PURCHASED				$(96,595)
			(Premiums paid $(199,113))				$(96,595)

			OTHER ASSETS & LIABILITIES - 2.7%				$7,847,396

			TOTAL NET ASSETS - 100.0%				$289,235,063

	+		Amount rounds to less than 0.1%.

	REIT		Real Estate Investment Trust.

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Cat Bond)		Catastrophe or event-linked bond. At June 30, 2017, the value of these securities amounted to $3,924,972 or 1.4% of total net assets.

	(Perpetual)		Security with no stated maturity date.

	REMICS		Real Estate Mortgage Investment Conduits.

	(PIK)		Represents a pay in kind security.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2017, the value of these securities amounted to $72,010,790 or 24.9% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)		At June 30, 2017, the net unrealized appreciation on investments based on
			cost for federal income tax purposes of $274,725,486 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost			$9,201,665

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value			(2,442,889)

			Net unrealized appreciation			$6,758,776

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

	(c)		Security issued with a zero coupon. Income is earned through accretion of discount.

	(d)		Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers). See Notes to Financial Statements — Note 1A.

	(e)		Security is in default.

	(f)		Structured reinsurance investment. At June 30, 2017, the value of these securities amounted to $6,809,718 or 2.4% of total net assets.

	(g)		Rate to be determined.

	(h)		Affiliated funds managed by Pioneer Investment Management, Inc.

	(i)		Consists of Revenue Bonds unless otherwise indicated.

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:
	(j)	ARS	Argentine Peso
		AUD	Australian Dollar
		EUR	Euro
		INR	Indian Rupee
		UYU	Uruguayan Peso

	CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Received (Paid)	Unrealized Appreciation (Depreciation)
	11,850,000	Chicago Mercantile Exchange	Markit CDX North America Index	1.00%	BBB+	6/20/22	$ 204,618	$ 15,363
	34,450,000	Intercontinental Exchange	Markit CDX ITRAXX Index	5.00%	B+	6/20/22	4,525,262	(6,596)
	10,796,527	Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.00%	B+	6/20/22	777,879	(32,922)
							204,618	(24,155)
	CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Received (Paid)	Unrealized Appreciation (Depreciation)
	3,880,000	Goldman Sachs International	Markit CDX North America Investment Grade Index	5.00%	BBB+	12/20/17	$ (454,688)	$ 517,933
	1,450,000	Goldman Sachs International	Frontier Communications, Inc.	5.00%	B+	6/20/19	57,771	(10,732)
	3,900,000	Goldman Sachs International	Japan	1.00%	NR	6/20/22	(144,496)	6,432
	3,975,000	Goldman Sachs International	Republic of China	1.00%	NR	6/20/22	(35,702)	(52,490)
	3,975,000	Goldman Sachs International	Republic of Korea	1.00%	AA	6/20/22	(94,805)	6,612
	4,835,000	Goldman Sachs International	Ally Financial Inc.	5.00%	BB+	6/20/22	623,277	942
							(48,643)	468,697

		(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
		(2)	Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of June 30, 2017, in valuing the Fund's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds	$-	$9	$-	$9
	Convertible Preferred Stocks	3,141,789	-	-	3,141,789
	Common Stocks
	Capital Goods
	Industrial Machinery	-	-	31	31
	Commercial Services & Supplies
	Diversified Support Services	-	93,478	-	93,478
	Asset Backed Securities	-	8,301,748	-	8,301,748
	Collateralized Mortgage Obligations	-	16,473,149	-	16,473,149
	Corporate Bonds	-	161,588,863	-	161,588,863
	Diversified Financials
	Other Diversified Financial Services	-	-	1,183,741	1,183,741
	Insurance
	Reinsurance	-	3,182,472	7,552,218	10,734,690
	All Other Corporate Bonds	-	149,670,432	-	149,670,432
	U.S. Government and Agency Obligations	-	30,592,668	-	30,592,668
	Foreign Government Bonds	-	5,557,924	-	5,557,924
	Municipal Bonds	-	250,000	-	250,000
	Senior Floating Rate Loan Interests	-	42,369,345	-	42,369,345
	Closed-End Fund	-	9,208,005	-	9,208,005
	Commercial Paper	-	874,861	-	874,861
	Repurchase Agreements	-	2,660,000	-	2,660,000
	Put Options Purchased	372,392	-	-	372,392
	Total	$3,514,181	$430,822,954	$8,735,990	$443,073,125

	Other Financial Instruments
	Unrealized appreciation on credit default swaps	$-	$531,919	$-	$531,919
	Unrealized depreciation on credit default swaps	-	(63,222)	-	(63,222)
	Unrealized appreciation on centrally cleared credit default swaps	-	15,363	-	15,363
	Unrealized depreciation on centrally cleared credit default swaps	-	(39,518)	-	(39,518)
	Unrealized appreciation on futures contracts	402,786	-	-	402,786
	Unrealized depreciation on futures contracts	(180,406)	-	-	(180,406)
	Unrealized appreciation on forward foreign currency contracts	-	17,358	-	17,358
	Unrealized depreciation on forward foreign currency contracts	-	(182,327)	-	(182,327)
	Put options written	(96,595)	-	-	(96,595)
	Total	$125,785	$279,573	$-	$405,358

		Common Stocks	Corporate Bonds	Total

	Balance as of 3/31/17	$31	$8,107,653	$8,107,684
	Realized gain (loss)1	-	-	-
	Change in unrealized appreciation (depreciation)2	-	161,058	161,058
	Purchases	-	500,000	500,000
	Sales	-	(32,752)	(32,752)
	Changes between Level 3*	-	-	-
	Balance as of 6/30/17	$31	$8,735,959	$8,735,990

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended June 30, 2017, there were
	no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 6/30/17	$161,058

		Pioneer Fundamental Growth Fund
		Schedule of Investments 6/30/2017 (unaudited)

Shares			Value

		COMMON STOCKS - 97.4%
		Energy - 1.2%
		Oil & Gas Exploration & Production - 1.2%
2,833,616		Cabot Oil & Gas Corp.	$71,067,089
		Total Energy	$71,067,089
		Materials - 2.9%
		Specialty Chemicals - 2.9%
738,465		Ecolab, Inc.	$98,031,229
515,809		International Flavors & Fragrances, Inc.	69,634,215
			$167,665,444
		Total Materials	$167,665,444
		Capital Goods - 5.6%
		Aerospace & Defense - 4.1%
1,004,430		Raytheon Co.	$162,195,356
666,200		United Technologies Corp.	81,349,682
			$243,545,038
		Building Products - 1.5%
2,328,971		Masco Corp.	$88,989,982
		Total Capital Goods	$332,535,020
		Consumer Durables & Apparel - 1.0%
		Footwear - 1.0%
1,030,030		NIKE, Inc.	$60,771,770
		Total Consumer Durables & Apparel	$60,771,770
		Consumer Services - 1.9%
		Restaurants - 1.9%
1,943,404		Starbucks Corp.	$113,319,887
		Total Consumer Services	$113,319,887
		Media - 6.2%
		Movies & Entertainment - 6.2%
1,427,502		The Walt Disney Co.	$151,672,088
2,149,318		Time Warner, Inc.	215,813,020
			$367,485,108
		Total Media	$367,485,108
		Retailing - 11.7%
		Internet Retail - 5.0%
305,102		Amazon.com, Inc. *	$295,338,736
		Apparel Retail - 1.5%
1,550,100		Ross Stores, Inc.	$89,487,273
		Home Improvement Retail - 4.3%
1,673,788		The Home Depot, Inc.	$256,759,079
		Automotive Retail - 0.9%
233,865		O'Reilly Automotive, Inc. *	$51,155,630
		Total Retailing	$692,740,718
		Food & Staples Retailing - 3.3%
		Drug Retail - 3.3%
2,399,990		CVS Health Corp.	$193,103,195
		Total Food & Staples Retailing	$193,103,195
		Food, Beverage & Tobacco - 6.6%
		Soft Drinks - 2.9%
1,493,940		PepsiCo., Inc.	$172,535,131
		Packaged Foods & Meats - 1.5%
791,124		The Hershey Co.	$84,942,984
		Tobacco - 2.2%
2,028,460		Reynolds American, Inc.	$131,931,038
		Total Food, Beverage & Tobacco	$389,409,153
		Household & Personal Products - 1.3%
		Household Products - 1.3%
1,057,325		Colgate-Palmolive Co.	$78,379,502
		Total Household & Personal Products	$78,379,502
		Health Care Equipment & Services - 4.5%
		Health Care Equipment - 3.0%
374,554		Edwards Lifesciences Corp. *	$44,287,265
1,491,099		Medtronic PLC	132,335,036
			$176,622,301
		Health Care Supplies - 1.5%
363,665		The Cooper Companies, Inc.	$87,068,674
		Total Health Care Equipment & Services	$263,690,975
		Pharmaceuticals, Biotechnology & Life Sciences - 14.9%
		Biotechnology - 6.2%
1,709,438		Celgene Corp. *	$222,004,713
1,311,879		Gilead Sciences, Inc. *	92,854,796
395,030		Vertex Pharmaceuticals, Inc. *	50,907,516
			$365,767,025
		Pharmaceuticals - 5.2%
719,956		Allergan Plc	$175,014,104
995,713		Johnson & Johnson	131,722,873
			$306,736,977
		Life Sciences Tools & Services - 3.5%
1,192,870		Thermo Fisher Scientific, Inc.	$208,120,029
		Total Pharmaceuticals, Biotechnology & Life Sciences	$880,624,031
		Diversified Financials - 3.3%
		Specialized Finance - 3.3%
2,960,535		Intercontinental Exchange, Inc.	$195,158,467
		Total Diversified Financials	$195,158,467
		Insurance - 1.8%
		Insurance Brokers - 1.8%
1,357,682		Marsh & McLennan Companies, Inc.	$105,844,889
		Total Insurance	$105,844,889
		Software & Services - 20.8%
		Internet Software & Services - 5.9%
383,795		Alphabet, Inc. (Class C)	$348,766,030
		IT Consulting & Other Services - 1.7%
1,496,714		Cognizant Technology Solutions Corp. *	$99,381,810
		Data Processing & Outsourced Services - 5.4%
2,245,672		Mastercard, Inc.	$272,736,864
886,863		PayPal Holdings, Inc.	47,597,937
			$320,334,801
		Application Software - 2.1%
884,789		Adobe Systems, Inc. *	$125,144,556
		Systems Software - 5.7%
4,874,319		Microsoft Corp.	$335,986,809
		Total Software & Services	$1,229,614,006
		Technology Hardware & Equipment - 8.2%
		Computer Storage & Peripherals - 6.6%
2,715,089		Apple, Inc.	$391,027,119
		Electronic Components - 1.6%
1,246,060		Amphenol Corp.	$91,984,149
		Total Technology Hardware & Equipment	$483,011,268
		Semiconductors & Semiconductor Equipment - 2.2%
		Semiconductors - 2.2%
565,612		Broadcom, Ltd.	$131,815,877
		Total Semiconductors & Semiconductor Equipment	$131,815,877
		TOTAL COMMON STOCKS
		(Cost $4,391,063,037)	$5,756,236,399
Principal Amount ($)	Floating Rate (b) (unaudited)
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
29,460,000		U.S. Treasury Bills, 7/13/17 (c)	$29,453,666
44,420,000		U.S. Treasury Bills, 7/20/17 (c)	44,403,609
33,380,000		U.S. Treasury Bills, 7/6/17 (c)	33,377,897
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $107,228,941)	$107,235,172

		MUNICIPAL BONDS - 0.0% † (d)
		Higher Municipal Education - 0.0% †
1,340,000	0.88	Maryland Health & Higher Educational Facilities Authority, Floating Rate Note, 7/1/36	$1,340,000

		TOTAL MUNICIPAL BONDS
		(Cost $1,340,000)	$1,340,000

		TEMPORARY CASH INVESTMENTS - 0.5%
		Repurchase Agreements - 0.5%
29,510,000		$29,510,000 ScotiaBank, 1.12%, dated 6/30/17 plus accrued interest on 7/3/17
		collateralized by the following:
		$30,072,774 Federal National Mortgage Association, 2.626% -5.0%, 5/1/26 - 5/1/47
		$30,235 Government National Mortgage Association, 2.0%, 5/20/45	$29,510,000
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $29,510,000)	$29,510,000

		TOTAL INVESTMENT IN SECURITIES - 99.7%
		(Cost $4,529,141,978) (a)	$5,894,321,571
		OTHER ASSETS & LIABILITIES - 0.3%	$16,529,317
		NET ASSETS - 100.0%	$5,910,850,888

†		Amount rounds to less than 0.1%.

*		Non-income producing security.

(a)		At June 30, 2017, the net unrealized appreciation on investments based on
		cost for federal income tax purposes of $4,537,456,094 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$1,386,893,398

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(30,027,921)

		Net unrealized appreciation	$1,356,865,477

(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c)		Security issued with a zero coupon. Income is earned through accretion of discount.

(d)		Consists of Revenue Bonds unless otherwise indicated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of June 30, 2017, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,756,236,399	$-	$-	$5,756,236,399
U.S. Government and Agency Obligations	-	107,235,172	-	107,235,172
Municipal Bonds	-	1,340,000	-	1,340,000
Repurchase Agreements	-	29,510,000	-	29,510,000
Total	$5,756,236,399	$138,085,172	$-	$5,894,321,571

During the period ended June 30, 2017, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust X By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date August 29, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date August 29, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date August 29, 2017 * Print the name and title of each signing officer under his or her signature.